As filed with the Securities and Exchange Commission on June 6, 2025

1933 Act File No. 333-[__]

1940 Act File No. 811-24096

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

(Check Appropriate Box or Boxes)

[X]	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

	[ ]	Pre-Effective Amendment No. ____

	[ ]	Post-Effective Amendment No. ____

and

[X]	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

	[ ]	Amendment No. ____

The Pre-IPO and Growth Fund

(Exact Name of Registrant as Specified in Charter)

2187 Atlantic St., Suite 604

Stamford, Connecticut 06902

(Address of Principal Executive Office)

203.618.3700

(Registrant’s Telephone Number, including Area Code)

Copy of information to to:

JoAnn Strasser, Esq.

Thompson Hine LLP

41 South High St., Suite 1700

Columbus, Ohio 43215

(614) 469-3200

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

[ ]	Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.
[X]	Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.
[ ]	Check box if this Form is a registration statement pursuant to General Instruction A.2. or a post-effective amendment thereto.
[ ]	Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.
[ ]	Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.

It is proposed that this filing will become effective (check appropriate box)

[ ]	when declared effective pursuant to Section 8(c) of the Securities Act

If appropriate, check the following box:

[ ]	This amendment designates a new effective date for a previously filed registration statement.
[ ]	This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: .
[ ]	This Form is filed to register additional securities for an offering pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: .

[ ]	This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: .

Check each box that appropriately characterizes the Registrant:

[X]	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”)
[ ]	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).
[X]	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act)
[ ]	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2. of this Form).
[ ]	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).
[ ]	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”).
[ ]	If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.
[X]	New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

The information in this preliminary prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This preliminary prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PRELIMINARY PROSPECTUS

SUBJECT TO COMPLETION, DATED June 6, 2025

PROSPECTUS

THE PRE-IPO AND GROWTH FUND

[Founders’] Shares (ticker)

[Retail Class] Shares (ticker)

[Class C] Shares (ticker)

June 6, 2025

The Pre-IPO and Growth Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940 (the “1940 Act”) as a continuously-offered, non-diversified, closed-end management investment company that is operated as an interval fund. The Fund, under normal circumstances, invests its assets in the securities of late-stage private companies within or outside the U.S, as well as in securities of issuers represented in a growth-oriented index maintained by a third-party.

Investment Objective. The Fund’s investment objective is to seek capital appreciation over a multi-year horizon.

In order to achieve the Fund’s investment objective, ABS Investment Management LLC (the “Adviser”) allocates the Fund’s investments primarily among (i) the securities of private companies that, at the time of the Fund’s investment, do not have a class of securities listed on an “exchange” as such term is defined under the Securities Exchange Act of 1934, as amended, and (ii) securities of companies represented in a growth-oriented index maintained by a third-party, presently the MSCI ACWI IMI Growth Index or the Nasdaq Composite Index (“Public Companies”). The Fund cannot guarantee that its investment objective will be achieved or that its investment program will be successful.

Interval Fund. The Fund conducts quarterly repurchase offers at net asset value (“NAV”) of no less than 5% of its outstanding shares. Shareholders will be notified of each quarterly repurchase offer and the date the repurchase offer ends (the “Repurchase Request Deadline”). The time between the notification to shareholders and the Repurchase Request Deadline is generally 30 days but may vary from no more than 42 days to no less than 21 days. Shares will be repurchased at the NAV per share determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) no later than the 14th day after the Repurchase Request Deadline (the “Repurchase Pricing Date”). Payment pursuant to the repurchase will be made to the shareholder no more than seven days after the Repurchase Pricing Date.

Distributions. The amount of distributions that the Fund may pay, if any, is uncertain. The Fund may pay distributions in significant part from sources that may not be available in the future and that are unrelated to its performance, such as from offering proceeds, borrowings and other amounts that are subject to repayment. The Fund’s distributions may be funded from unlimited amounts of offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to the Fund for investment. Any capital returned to shareholders through distributions will be distributed after payment of fees and expenses. A return of capital to shareholders is a return of a portion of their original investment in the Fund, thereby reducing the tax basis of their investment. As a result of such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of shares, even if such shares are sold at a loss relative to the shareholder’s original investment.

An investment in the Fund is speculative, involves significant risk and is not suitable for all investors. Before investing, you should consider the following specific risks of an investment in the Fund:

●	It is possible that you may lose some or all of your investment and attempts by the Fund to manage the risks of its investments do not imply that your investment in the Fund is low risk or without risk. See “Principal Risks.”
●	An investment in the Fund is illiquid and is not suitable for you if you need access to the money you invest. See “Principal Risks-Liquidity Risks.”
●	You may not have access to the money you invest for an indefinite period of time and you should not expect to be able to sell the Fund’s shares of beneficial interest (“Shares”) regardless of how your investment in the Fund performs. See “Principal Risks-Liquidity Risks.”
●	You do not have the right to require the Fund to redeem or repurchase your Shares although the Fund may periodically offer to repurchase Shares on such terms as may be determined by the Fund’s Board of Trustees (“Board”). See “Principal Risks-Liquidity Risks.”
●	Shares are not, and are not expected to be, listed for trading on any securities exchange. To the Fund’s knowledge, there is no, nor will there be, any secondary trading market for the Shares. See “Principal Risks-Liquidity Risks.”
●	Shares are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Fund’s Declaration of Trust. See “Principal Risks-Liquidity Risks” and “Transfer of Shares.”
●	Because you may not be able to sell your Shares, except to the extent permitted under the quarterly repurchase offer, you will not be able to reduce your investment exposure to the Fund on any market downturn. See “Principal Risks-Liquidity Risks.”
●

Although the Fund will offer to repurchase at least 5% of the Fund’s outstanding shares on a quarterly basis in accordance with the Fund’s repurchase policy, the Fund will not be required to repurchase shares at a shareholder’s option, nor will shares be exchangeable for units, interests, or shares of any security. See “Principal Risks-Liquidity Risks.”

●	The Fund is not required to extend, and shareholders should not expect the Fund’s Board of Trustees to authorize, repurchase offers in excess of 5% of outstanding shares. See “Principal Risks-Liquidity Risks.”

Before making an investment decision, you or your adviser should consider factors such as net worth, income, age, risk tolerance and liquidity needs in evaluating whether the Fund is a suitable investment for you. Short-term investors and investors who cannot bear the loss of some or all of their investment or the risks associated with the limited liquidity of an investment in the Fund should not invest in the Fund. See “Principal Risks.”

Securities Offered. The Fund is authorized as a Delaware statutory trust to issue an unlimited number of shares and engages in a continuous offering of shares of beneficial interest of the Fund. [_______] (the “Distributor”) acts as principal underwriter and distributor for the Fund’s Shares on a best-efforts basis. The Fund is offering to sell, through the Distributor, unlimited Shares at the NAV per Share. The initial NAV per Share is $10. During the continuous offering, Shares will be sold at the next determined NAV. See “Plan of Distribution”

The Distributor may retain additional broker-dealers and other financial intermediaries (each a “Selling Agent”) to assist in the distribution of Shares and Shares are available for purchase through these Selling Agents.

[Founders’] Shares are only sold to investors qualifying as “Eligible Investors” as described in this Prospectus. The term “Eligible Investor” means investors who held a beneficial interest in ABS Global Pre-IPO Fund L.P. or have been deemed by the Fund to be an “Eligible Investor” by the Fund’s Chief Executive Officer or Principal Financial Officer.

In light of the anti-money laundering risks associated with shareholder accounts maintained by foreign investors and the fact that the Fund is not registered for sale outside of the U.S. and its territories, the Fund may not accept, without the prior written authorization of the Fund’s Anti-Money Laundering Officer, a subscription agreement or request for an additional purchase from a person that: (1) does not have a residential address (or the principal place of business for an entity) located within the U.S. or its territories; (2) does not have a U.S. military address; (3) is not a U.S. citizen residing outside the U.S. or its territories; or (4) does not have a valid U.S. taxpayer identification number. See “Eligible Investors.”

This Prospectus offers Shares of the Fund’s [Founders’ Class, Retail Class, and Class C (“Founders’ Shares”, “Retail Class Shares”, and “Class C Shares” respectively)] which may be purchased through a Selling Agent.

The Fund intends to accept initial and additional purchases of [Founders’] Shares from Eligible Investors who are “Institutional Investors” or individual investors. “Institutional Investors” may include: (1) corporations, banks, trust companies, insurance companies, investment companies, foundations, endowments, defined benefit plans, retirement plans and other similar entities; and (2) Eligible Investors investing through Selling Agents that may have entered into an agreement with the Distributor to offer [Founders’] Shares.

	[Founders’] Shares	[Retail Class] Shares	[Class C] Shares
Price to Public	Current NAV	Current NAV	Current NAV
Maximum Sales Load	None	None	None
Proceeds to Registrant	Current NAV	Current NAV	Current NAV

This Prospectus concisely provides information that you should know about the Fund before investing. You are advised to read this Prospectus carefully and to retain it for future reference. A Preliminary Statement of Additional Information dated June 6, 2025, as may be amended (“SAI”), containing additional information about the Fund, has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated by reference in its entirety into this Prospectus. You may request, at no charge, a copy of this SAI (the table of contents of which is on the last page of this Prospectus), annual and semi-annual reports to shareholders when available, and other information about the Fund, and make shareholder inquiries by calling (___) [___]-[____], by writing to the Fund or by visiting the Adviser’s website (www.absinv.com). These materials, as well as the Fund’s annual and semi-annual reports (when available) and other information about the Fund, are available on the SEC’s website at www.sec.gov. If you purchase Shares in the Fund, you will become bound by the terms and conditions of the Agreement and Declaration of Trust of the Fund as may be amended from time to time (the “Declaration of Trust”).

Neither the SEC nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

You should not construe the contents of this Prospectus as legal, tax or financial advice. You should consult with your own professional advisers as to the legal, tax, financial or other matters relevant to the suitability of an investment in the Fund.

You should rely only on the information contained in or incorporated by reference into this Prospectus. The Fund has not authorized anyone to provide you with different information. The Fund is not making an offer of these securities in any jurisdiction where the offer is not permitted.

TABLE OF CONTENTS	Page
PROSPECTUS SUMMARY
SUMMARY OF FUND EXPENSES
FINANCIAL HIGHLIGHTS
THE FUND
USE OF PROCEEDS
INVESTMENT OBJECTIVE
PRINCIPAL INVESTMENT STRATEGIES
PRINCIPAL RISKS
ELIGIBLE INVESTORS
PLAN OF DISTRIBUTION
PURCHASES OF SHARES
QUARTERLY REPURCHASES OF FUND SHARES
TRANSFER OF SHARES
MANAGEMENT
PERFORMANCE
SERVICES
EXPENSES
DETERMINATION OF NET ASSET VALUE
DISTRIBUTIONS TO SHAREHOLDERS
DIVIDEND REINVESTMENT PLAN
CERTAIN TAX CONSIDERATIONS
CERTAIN ERISA CONSIDERATIONS
DESCRIPTION OF SHARES
OTHER INFORMATION
PRIVACY POLICY
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

PROSPECTUS SUMMARY

This is only a summary and does not contain all of the information that you should consider before investing in the Fund’s Shares. Before investing in the Fund’s Shares, you should carefully read the more detailed information appearing elsewhere in this Prospectus, especially the information under the heading “Risk Factors.”

The Fund	The Pre-IPO and Growth Fund (the “Fund”) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, closed-end management investment company. Interests in the Fund (“Shares”) are also registered under the 1940 Act and the Securities Act of 1933, as amended (the “1933 Act”). Although Shares are registered under the 1940 Act and the 1933 Act, they are subject to substantial limitations on transferability and resale.

The Fund operates as an interval fund that will offer to make quarterly repurchases of its Shares at net asset value (“NAV”). See “Quarterly Repurchases of Shares”.

The Fund is subject to an exemptive order from the Securities and Exchange Commission (“SEC”) that permits the Fund to offer multiple classes of Shares and to, inter alia, impose early withdrawal charges and asset-based distribution fees. The Fund offers three separate classes of Shares (each, a “Class”) designated as [Founders’] Class Shares, [Retail Class] Shares, and [Class C] Shares. The Fund may offer additional classes of Shares in the future. Each Class is subject to different fees and expenses. See “Summary of Fund Expenses”.

The Fund will generally primarily invest in the securities of late-stage private companies organized within or outside of the U.S. that, at the time of the Fund’s investment, do not have a class of securities listed on an “exchange” as such term is defined under the Securities Exchange Act of 1934, as amended (the “1934 Act”) as well as in securities of companies represented in a growth-oriented index maintained by a third-party, presently the MSCI ACWI IMI Growth Index or the Nasdaq Composite Index. The Fund invests without restriction as to issuer capitalization or credit quality.

The Fund is suitable only for investors that can tolerate a significant amount of investment risk and that do not require liquidity of their interests in the Fund.

The Offering	The Fund is offering Shares on a continuous basis. Shares are offered at the NAV per Share as of each business day (“Business Day”) of each month. For purposes of this Prospectus, “Business Day” means any day that the New York Stock Exchange (“NYSE”) is open for business.

Eligible Investors	The Fund will only sell [Founders’] Shares to a prospective investor who is an Eligible Investor. The term “Eligible Investor” means investors who (i) held a beneficial interest in ABS Global Pre-IPO Fund L.P., or (ii) have been deemed by the Fund to be an “Eligible Investor” by the Fund’s Chief Executive Officer or Principal Financial Officer.

After an initial purchase, shareholders subscribing for additional [Founders’] Shares will be required to verify their status as Eligible Investors at the time of each additional subscription. The qualifications required to invest in the Fund appear in the subscription agreement that must be completed by each prospective shareholder.

In light of the anti-money laundering risks associated with shareholder accounts maintained by foreign investors and the fact that the Fund is not registered for sale outside of the U.S. and its territories, the Fund has adopted a Foreign Shareholder Policy. Under this policy, the Fund may not accept, without the prior written authorization of the Fund’s Anti-Money Laundering Officer, a subscription agreement or request for an additional purchase from a person that: (1) does not have a residential address (or the principal place of business for an entity) located within the U.S. or its territories; (2) does not have a U.S. military address; (3) is not a U.S. citizen residing outside the U.S. or its territories; or (4) does not have a valid U.S. taxpayer identification number.

With limited exceptions, Shares are not transferable, and liquidity for investments in Shares may be provided only through quarterly repurchase offers by the Fund.

See “Eligible Investors” and “Transfer of Shares.”

Investment Objective	The Fund’s investment objective is to seek capital appreciation over a multi-year horizon.

See “Investment Objective.”

Principal Investment Strategies

To achieve its investment objective, the Fund has adopted a non-fundamental policy to invest, under normal circumstances, at least 80% of its assets (the “80% Policy”) in “Pre-IPO” and “Growth” securities, as each of the foregoing terms is defined below.

The Fund defines Pre-IPO securities as: (i) securities of companies that do not have a class of securities listed on an “exchange” as such term is defined under the 1934 Act (each, a “Private Company”), provided that in the event that the issuer of such a security conducts an initial public offering following the Fund’s investment, such security shall remain a Pre-IPO security for the duration of any “lock-up” or contractual restriction on disposal applicable to such security, (ii) securities of hedge funds, venture capital funds, and other funds or special purpose vehicles that invest primarily in Private Companies and rely on exclusions from the 1940 Act under Section 3(c)(1) or 3(c)(7) thereof (collectively “Private Funds”), (iii) private investment in public equity (“PIPE”) transaction securities, and (iv) securities of special purpose acquisition vehicles (“SPACs”), (together with Private Funds and SPACs “Pooled Investment Vehicles”).

The Fund defines “Growth” securities as those issued by companies represented in a growth-oriented index maintained by a third party, presently the MSCI ACWI IMI Growth Index or the Nasdaq Composite Index.

Over the long term, the Adviser expects to invest primarily in Pre-IPO securities but may invest a larger portion of the Fund’s assets in Growth securities to generate liquidity or when attractive investments in Pre-IPO securities are not available.

The companies in which the Fund will directly or indirectly invest, while generally mature and scaled businesses, are expected to continue to demonstrate rapid growth and significant potential valuation upside. The Fund may invest directly or co-invest with others in a special purpose vehicle. These companies are often operating within high growth sectors such as technology, communications, defense, fintech, life sciences and alternative energy.

For liquidity management purposes, the Fund may hold a portion of its assets in cash or cash equivalents.

The Adviser intends to submit an application to the SEC for an exemptive order that will allow the Fund to co-invest with certain affiliated entities in transactions originated by the Fund, the Adviser, or their respective affiliates. If issued, the exemptive order will be subject to the satisfaction of certain conditions to allow investment in certain private placement transactions, alongside other funds managed by the Adviser or its affiliates, and any future funds that are advised by affiliated investment advisers. These activities could be viewed as creating a conflict of interest in that the time and effort of the members of the Adviser, its affiliates and their respective officers and employees will not be devoted exclusively to the Fund’s business, but will be allocated between the Fund and such other business activities of such affiliates in a manner that deemed necessary and appropriate. There can be no assurance that the SEC will issue such an exemptive order.

See “Principal Investment Strategies.”

Borrowing/Leverage	The Fund may engage in various forms of leverage. Leverage can be employed in a variety of ways including using borrowing to buy securities, using derivatives, and participating in other forms of direct and indirect borrowing. If the Fund uses leverage, the value of its net assets will tend to increase or decrease at a greater rate than if no leverage were employed and leverage may result in the Fund controlling more assets than the Fund has equity.

The Fund may also borrow for purposes of: (1) satisfying periodic redemptions; (2) paying fees and expenses and (3) making investments in anticipation of the receipt of subscription funds.

See “Borrowing/Leverage.”

Principal Risks	An investment in the Fund is speculative, involves significant risk and is not suitable for all investors. It is possible that you may lose some or all of your investment and attempts by the Fund to manage the risks of its investments does not imply that an investment in the Fund is low risk or without risk. No guarantee or representation is or can be made that the Fund will achieve its investment objective. Investors should carefully consider the risks involved in an investment in the Fund, including but not limited to those discussed below. In considering an investment in the Fund, prospective investors should read the entire Prospectus and consult their independent financial, tax and legal advisers, and should be aware of the risks of investing in the Fund prior to acquiring Shares.

The following is a summary of the principal risks of investing in the Fund. The principal risks of investing in the Fund may adversely affect the Fund’s performance.

The order in which the principal risks referenced below are presented may not be representative of the level of the Fund’s exposure to any of these risks.

For a more complete discussion of these risks, see “Principal Risks” below.

●	Market Risk – The success of the Fund’s activities may be affected by political, regulatory, and social developments, and general economic and market conditions including interest rates, the availability of credit, inflation rates, economic uncertainty, changes in laws, pandemics or epidemics, natural or environmental disasters, terrorism, tariffs, trade disputes and national and international political circumstances. These factors may lead to instability in world economies and markets generally and may affect the volatility, value and liquidity of the Fund’s investments. Unexpected volatility or illiquidity could impair the Fund’s ability to carry out its business.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. An example includes the pandemic risks related to the outbreak of COVID-19 and the aggressive measures taken in response to the outbreak by governments, including border closures and other travel restrictions, the imposition of prolonged quarantines of large populations, and changes to fiscal and monetary policies, and by businesses, including changes to supply chains, consumer activity and operations (including staff reductions). These pandemic risks have contributed to increased volatility, severe losses and liquidity constraints in many markets, and may adversely affect the Fund’s investments and operations. Another example is the outbreak of hostilities between Russian and Ukraine. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood, and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Adviser otherwise believes is attractive, the Fund may incur losses. The duration and future impact of the Russian-Ukraine conflict is currently unknown, resulting in a high degree of uncertainty for potentially extended periods of time and may result in a substantial economic downturn or recession which could negatively impact the Fund’s performance.

The Fund and its key service providers have in place business continuity plans reasonably designed to ensure that they can continue normal business operations in the event of a disaster or emergency, such as the COVID-19 pandemic or issues stemming from the Russian-Ukraine conflict. However, there can be no assurance that the Fund and its service providers will be able to maintain normal business operations for an extended period of time, particularly when employees of the Fund’s service providers are required to work at external locations or in the event they have extensive medical absences. A pandemic or armed hostilities could also impair the information technology and other operational systems upon which the Fund’s service providers rely and could otherwise disrupt their ability to perform essential tasks.

●	Initial Public Offerings (“IPO”) Risk – It is expected that many of the Fund’s investment issuers will conduct an IPO. IPOs may be more volatile than other securities. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. The Fund’s investments in what become IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines. The Fund may be subject to restrictions on the timing of selling its investments in what became IPO shares.

●	Development Risk - Successful development of new or expansion projects for companies in which the Fund invests may require the involvement of a broad and diverse group of stakeholders who will either directly influence or potentially be capable of influencing the nature and outcome of the project. Such characteristics may include, without limitation, political or local opposition, receipt of regulatory approvals or permits, site or land procurement, environment-related issues, construction risks and delays, labor disputes, counterparty non-performance, project feasibility assessment and dealings with and reliance on third- party consultants. When making an investment, value may be ascribed to potential development projects that do not achieve successful implementation, potentially resulting in a lower-than-expected returns to the Fund.

●	Illiquid Investments Risk – The Fund will invest in highly illiquid investments. The Fund does not expect to be able to transfer, or otherwise withdraw from, many of its investments. In addition, the investments of the Fund generally will be investments for which no liquid market exists, and the Fund may be required to hold such investments until maturity or otherwise be restricted from disposing of such investments. Similarly, the Pooled Investment Vehicles in which the Fund invests, themselves, may face reduced opportunities to exit and realize value from their investments, including without limitation in the event of a general market downturn or a specific market dislocation. As a consequence, the Fund may not be able to sell its investments when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. The Fund may permit greater liquidity for shareholders than the Fund is able to obtain with respect to the securities in which it invests and its other underlying assets. Such discrepancy could make the Fund vulnerable to a “run” on Fund assets resulting from redemption requests that are greater than can be satisfied by the Fund. This may result in less liquidity for a shareholder with respect to its Shares than it may otherwise have anticipated and could result in long delays in effecting a complete withdrawal of its investment. Such discrepancy could also cause the Adviser to sell the Fund’s assets prematurely, which would negatively impact the NAV per Share.

●	Equity Securities Risk - The value of equity securities may fluctuate in response to specific situations for each company, industry market conditions, and general economic environments. The equity securities of smaller companies may involve more risk, may be less liquid, and may be subject to greater volatility. Consequently, it may be more difficult to buy or sell the equity securities of smaller companies at an acceptable price, especially during periods of market volatility.

●

Foreign Investment Risk - Foreign investments may be subject to nationalization risk, expropriation risk, confiscatory taxation and to potential difficulties repatriating funds. Foreign investments may also be adversely affected by changes in currency exchange rates, social, political and economic developments, and the possible imposition of exchange controls or other foreign government laws or restrictions and may be more volatile and less liquid due to the smaller size of some foreign markets and lower trading volumes. There is also less regulation, generally, of the financial markets in foreign countries than there is in the U.S.

●	Emerging Markets Risk - In addition to the risks applicable to foreign investments, emerging markets are generally more volatile, and the risk of political and social upheaval is greater. There also may be a lack of public information regarding companies operating in emerging markets. Securities traded on emerging markets are potentially illiquid and emerging markets may impose high transaction costs and may be less regulated than more developed foreign markets.

●	Currency Risk - Securities denominated in foreign currencies, if unhedged, will fluctuate with U.S. dollar exchange rates as well as in response to price changes of the investments in the various local markets and the value of local currencies.

●	Pooled Investment Vehicle Risk – The Fund’s investments in Pooled Investment Vehicles subjects shareholders to the following investment risks and may result in a decline in the value of the Pooled Investment Vehicle. The risks referenced below are organized alphabetically and the order in which they are presented is not representative of the level of the Fund’s exposure, through its investment in Pooled Investment Vehicles, to any of these risks.

Borrowing Risk. The rights of creditors to the assets of a debtor are senior to those of equity investors. As a creditor, a third-party lender would have a first priority claim on any cash and assets held by a Pooled Investment Vehicle. To the extent the Fund is an equity investor in a Pooled Investment Vehicle, any Fund claims are inferior to those of debt holders, if any.
Convertible Securities Risk. The value of convertible securities generally declines as interest rates increase and increases as interest rates decline. A Pooled Investment Vehicle may not have pre-established minimum credit standards for convertible securities and may invest, without limit, in unrated or below investment grade convertible securities. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Convertible securities that are unrated or are rated below investment grade are associated with a higher risk of default on interest and principal payments. The issuer of a convertible security may force a Pooled Investment Vehicle to convert the convertible securities before it would otherwise choose to do so, which may decrease the Pooled Investment Vehicle’s return.

Hedging Risk. Strategies utilized to hedge against losses may not be successful and may offset gains. The success of hedging transactions is dependent on a Pooled Investment Vehicle manager’s ability to correctly predict market changes being hedged against (e.g., currency/interest rate fluctuations and fluctuations in the general securities markets) in relation to fluctuations in the value of the investments maintained by such Pooled Investment Vehicle. Also, a hedging strategy subject to leverage may not be successful and may result in rather than limit the Pooled Investment Vehicle losses.

Initial Public Offerings Risk. Prompt disposal of investments acquired in an initial public offering at the price at which they are valued may not be possible. Other risks include lack of trading and operating history and lack of information about the issuer.

Leverage Risk. The use of leverage by a Pooled Investment Vehicle can substantially increase the adverse impact of the risks of investing in the Pooled Investment Vehicle and can result in substantial losses to the Pooled Investment Vehicle. In particular, the leverage may result in: (i) margin calls or the imposition of interim margin requirements as markets move against investments made with borrowings and premature liquidations of investment positions; and (ii) a decrease in the value of a Pooled Investment Vehicle’s net assets if income and appreciation on investments made with borrowed funds are less than the required interest payments on borrowings.

Liquidity Risk. A Pooled Investment Vehicle may invest a portion of the value of its total assets in restricted securities (i.e., securities that may not be sold to the public without an effective registration statement under the 1933 Act) and other investments that are illiquid and, as a result, may be unable to sell such investments when desired, without adversely affecting the price or at prices approximating the value at which they purchased the securities.

Private Funds Risk. The Private Funds in which the Fund may invest are typically exempt from registration under the 1940 Act and offered in private placement transactions. Such Private Funds are not subject to certain investment restrictions imposed by the 1940 Act and therefore certain investment instruments and techniques that a Private Fund may use are speculative and involve a high degree of risk. Because of the speculative nature of their investments and trading strategies, a Private Fund may suffer a significant or complete loss of its invested capital in one or more such investments. The Fund would also bear fees and expenses charged by a Private Fund in which the Fund held an interest, which may include incentive fees or a performance allocation in addition to the Fund’s direct expenses. In addition, interests in any Private Fund are typically considered illiquid and even where such fund provides quarterly liquidity, the Fund may be subject to an initial lock-up period or other fees to obtain liquidity. The Fund is subject to all risks associated with the hedge funds, venture capital funds, or other Private Funds in which it may invest. An investment in a Private Fund may be adversely affected by tax, legislative, regulatory, credit, political or government changes, interest rate increases and the financial conditions of the Private Fund.

SPAC Risk. Unless and until a target company transaction is completed, a SPAC in which the Fund may invest will generally invest its assets (less a portion retained to cover expenses) in U.S. government securities, money market fund securities and cash. To the extent such SPAC is invested in cash or similar securities, such investment may impact the Fund’s ability to meet its investment objective. If a transaction that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the SPAC’s shareholders, less certain permitted expenses, and any warrants issued by the SPAC will expire worthless. As SPACs and similar entities generally have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or subject to restrictions on resale. The SPAC industry has recently received heightened regulatory scrutiny, in particular from the SEC, and it is possible that SPACs may become subject to different or heightened rules or requirements that could have a material adverse effect on SPACs.

Turnover Risk. The turnover rate within a Pooled Investment Vehicle may be significant, potentially involving substantial brokerage commissions and fees. The Fund bears its allocable share of the costs and expenses of the Pooled Investment Vehicle in which it invests.

●	PIPE Transaction Risk - In a typical PIPE transaction, an issuer sells shares of common stock at a discount to current market prices and issues warrants enabling the holder to purchase additional shares at a price equal to or at a premium to current market prices. Such shares may not be freely tradable until a holding period has lapsed, or the SEC has declared effective a resale registration statement covering the sale of such shares, and the investor bears the price risk during this time. To the extent the Fund invests in PIPE transactions, directly or indirectly, such price risk may harm the Fund’s returns.

●	Non-Diversification Risk – The Fund is non-diversified and the Fund’s investment in the securities of a limited number of issuers exposes the Fund to greater market risk and potentially greater market losses than if its investments were diversified in securities issued by a greater number of issuers.

●	Liquidity Risk – An investment in the Fund is highly illiquid. A shareholder does not have the right to require the Fund to redeem or repurchase shares of the Fund and such shares are subject to substantial restrictions on transferability. There is currently no market for shares of the Fund, and it is not contemplated that one will develop.

●	Conflicts of Interest Risk – The investment activities of the Adviser and its affiliates for their own accounts and for other accounts they manage may give rise to conflicts of interest that may disadvantage the Fund. For example, the Fund may purchase certain securities while another account is selling the same or similar securities due to varying investment strategies. Also, the Adviser may have an incentive to allocate investment opportunities to accounts that pay higher management fees.

●	Loss of Investment Risk – An investment in the Fund is subject to loss, including the possible loss of the entire amount invested.

●	Legal and Regulatory Risk – Securities markets are subject to comprehensive statutes and regulations. Legal, tax and regulatory changes could occur that may adversely affect the Fund and the entities in which it invests. Future regulatory changes, including those relating to the regulation of hedge funds and leverage and the effect of such changes on the Fund could be substantial and adverse including, for example, increased compliance costs and the limitation or prohibition of certain types of investment activities by the Fund and the Pooled Investment Companies in which it may invest. Limitations on the investment activities of the Fund and the Pooled Investment Vehicles in which it may invest may result in the inability of the Fund to pursue its investment objective and strategies.

●	Lack of Control - The Fund may indirectly make binding commitments to Pooled Investment Vehicles without an ability to participate in their management and control and with no or limited ability to transfer its interests in such Pooled Investment Vehicles. The Fund also generally will not have control over any of such Pooled Investment Vehicles’ underlying portfolio companies and will not be able to direct the policies or management decisions of such portfolio companies.

●	Debt Securities Risk – When the Fund invests in debt securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of debt securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. High yield debt securities (including loans) and unrated securities of similar credit quality (commonly referred to as “junk bonds”) involve greater risk of a complete loss of the Fund’s investment, or delays of interest and principal payments, than higher-quality debt securities. Issuers of high yield debt instruments are not as strong financially as those issuing securities of higher credit quality. High yield debt instruments are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These instruments may become worthless and the Fund could lose its entire investment.

●	Small and Medium Capitalization Risk - The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

●	Cybersecurity Risk - The Fund may suffer an intentional cybersecurity breach such as: unauthorized access to systems, networks, or devices (such as through “hacking” activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws). A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause the Fund, the Adviser, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, or financial loss.

●	Repurchase Offers Risk – The Fund has adopted a policy to extend quarterly repurchase offers. Quarterly repurchases by the Fund will typically be funded from borrowing proceeds, available cash, or sales of portfolio securities. However, the Fund may experience periods of redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in the Fund could hurt performance and/or cause the remaining shareholders in the Fund to lose money. If the Fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the value of your investment could decline. Redemption risk is further heightened in situations where Pooled Investment Vehicles in which the Fund is invested impose lock-up periods or periods during which the Fund may not redeem its investment or impose gates or limitations on the size of an investment withdrawal by the Fund during a specific period of time, which may limit the Fund’s ability to liquidate its assets in such Pooled Investment Vehicle expeditiously.

Purchases of Shares	The Fund continuously offers Shares at their NAV per Share through [__], the principal underwriter and distributor of the Fund (the “Distributor”). Additional broker-dealers or other financial intermediaries (“Selling Agents”) may be appointed by the Distributor to assist in the distribution of the Fund. The Shares are not subject to a sales load. Selling Agents may charge a separate fee for their service in conjunction with an investment in the Fund and/or the maintenance of investor accounts. Selling Agents may also impose terms and conditions on investor accounts and investments in the Fund that are in addition to the terms and conditions set forth in this Prospectus. These fees and additional terms and conditions that may be imposed by Selling Agents are not imposed by the Fund, the Distributor or the Fund’s service providers.

Eligible Investors who are “Institutional Investors” or individual investors may purchase [Founders’] Shares. “Institutional Investors” may include: (1) corporations, banks, trust companies, insurance companies, investment companies, foundations, endowments, defined benefit plans, retirement plans and other similar entities; and (2) Eligible Investors investing through Selling Agents that have entered into an agreement with the Distributor to offer [Founders’] Shares.

The minimum initial subscription (each, an “Investment Minimum”) for [Founders’] Shares, [Retail Class] Shares, and [Class C] Shares is $[25,000], $[__], and $[__] respectively. The minimum subsequent subscription for [Founders’] Shares, [Retail Class] Shares, and [Class C] Shares is $[10,000], $[__], and $[__] respectively. The Fund intends to accept initial and additional purchases of each Class of Shares daily. Shares of any Class may be offered less frequently and the minimum initial and subsequent subscription amounts may be reduced or waived as determined by the Board. In addition, on a case-by-case basis, and in its sole discretion, the Fund may also waive the applicable minimum initial and subsequent subscription amounts for Shares via a written waiver signed by the Fund’s Chief Executive Officer or Principal Financial Officer.

The Fund reserves the right to reject, in whole or in part, any purchase of Shares and may suspend the offering of Shares at any time.

See “Plan of Distribution” and “Purchases of Shares.”

See “Purchases of Shares,” “Quarterly Repurchases of Shares” and “Plan of Distribution,” and “Transfer of Shares.”

Quarterly Repurchases of Shares	Because the Fund is a closed-end fund, shareholders do not have the right to require the Fund to redeem any or all of their Shares. To provide a limited degree of liquidity to shareholders, the Fund has adopted a fundamental policy to make quarterly repurchase offers at NAV of no less than 5% of the Shares outstanding. There is no guarantee that a shareholder will be able to sell all of the shares he, she or it desires in a quarterly repurchase offer because shareholders, in total, may request the Fund to repurchase more than 5% of the Fund’s shares. The Fund maintains liquid securities, cash and/or access to a bank line of credit in amounts sufficient to meet quarterly repurchase requests. The Fund imposes a 2% repurchase fee intended to compensate the Fund for expenses directly related to the repurchase. This fee may be waived or reduced to reflect actual costs.
See “Quarterly Repurchases of Shares.”

Transfer of Shares	There is no public market for the Shares and none is expected to develop. With very limited exceptions, the Shares are not transferable, and liquidity for investments in the Shares may be provided only through quarterly repurchase offers by the Fund. If a shareholder attempts to transfer the Shares in violation of the Fund’s transfer restrictions, the transfer will not be permitted and will be void.

See “Transfers of Shares.”

Distributions/ Dividend Reinvestment Plan	The Fund intends to distribute substantially all of its net investment income to shareholders annually. Unless a shareholder elects to receive distributions in cash, all distributions will be automatically reinvested in additional Shares.

See “Distributions” and “Dividend Reinvestment Plan.”

Adviser	ABS Investment Management LLC, a Delaware limited liability company, is the Adviser. The Adviser is a registered investment adviser with offices at 2187 Atlantic Street Stamford, Suite 604 Connecticut 06902.

As of March 30, 2025, the Adviser’s total assets under management were approximately $8 billion.

For management services rendered to the Fund pursuant to an Investment Advisory Agreement between the Fund and the Adviser, the Adviser receives an annual fee of [__]%, payable monthly based on the Fund’s average daily NAV.

See “Management – Investment Adviser.”

Prior Performance	On [_____], 2025, simultaneous with the anticipated commencement of the Fund’s operations with respect to the Founder’s Share class (“Commencement of Operations”), ABS Global Pre-IPO LP (the “Predecessor Fund”), will be reorganized with and into the Founder’s Share class of the Fund. The Predecessor Fund maintains an investment objective and investment policies that are, in all material respects, substantially similar to those of the Fund. The Fund and the Predecessor Fund share the same investment adviser and portfolio managers. The performance of the Shares for periods before the Commencement of Operations is that of the Predecessor Fund. The Predecessor Fund’s performance has been adjusted to reflect the estimated expenses of the Shares as applicable for the Fund’s first year of operations as a registered investment company (after giving effect to any fee waivers or expense reimbursements). For the estimated expenses of each Class of Shares (including Acquired Fund Fees and Expenses), see “Summary of Fund Expenses.”

For past performance information of the Shares, see “Performance.”

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE INVESTMENT RESULTS.

Services	Administrator and Transfer Agent. [__] (the “Administrator”) provides administration, compliance, fund accounting and transfer agency services to the Fund. Fees and expenses of the Administrator are paid by the Fund.

See “Services.”

Fund Expenses	Fund Expenses. The Fund bears its own operating expenses which include, but are not limited to: (1) organizational and offering costs; (2) the fees payable to various service providers including, but not limited to the Adviser, legal counsel, and compliance consultants, and the out of pocket expenses thereof; (3) Trustee fees; (4) repurchase offer expenses; (5) costs of updating and printing prospectuses and shareholder reports; (6) registration fees; (7) all fees and expenses related to the Fund’s investments, whether or not consummated, including costs associated with purchasing and redeeming interests in Pooled Investment Vehicles; (8) interest expenses, (9) taxes and fees payable by the Fund to governmental agencies, (10) the cost of bonding or insurance for the Fund or its Trustees, and (11) such other types of expenses as may be approved by the Board.

Pooled Investment Vehicle Expenses. Pooled Investment Vehicles incur their own operating expenses. As an investor in the Pooled Investment Vehicles, the Fund indirectly bears its pro rata allocation of the Pooled Investment Vehicles’ expenses (“Acquired Fund Fees and Expenses”). Acquired Fund Fees and Expenses include fees payable to a Pooled Investment Vehicle’s manager. Pooled Investment Vehicle managers (each, an “Investment Manager”) generally will charge asset-based fees to and receive performance-based allocations from the Pooled Investment Vehicles, which will generally reduce the investment returns of the Pooled Investment Vehicles and the amount of any distributions from the Pooled Investment Vehicles to the Fund. Generally, fees payable to Investment Managers are estimated to range from 0.25% to 1.50% (annualized) of the average NAV of the Fund’s investment in the applicable Pooled Investment Vehicle. In addition, certain Investment Managers charge a performance-based allocation or fee which is expected to range up to 25% of the applicable Pooled Investment Vehicle’s net profits, although it is possible that such range may be exceeded for certain Investment Managers. These fees payable to Investment Managers are estimates and may be higher or lower.

Expense Limitation. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses to the extent necessary to ensure that the total annual Fund operating expenses attributable to the [Founders’] Shares, [Retail Class] Shares, and [Class C] Shares will not exceed [__]% after fee waivers and/or expense reimbursements excluding the following: shareholder servicing fees, distribution fees, taxes, interest expenses and other costs of borrowing (including but not limited to loan commitment fees and other lender fees and expenses); portfolio transaction expenses (including but not limited to brokerage fees and commissions, custodial “ticket” costs to process Fund investments in other investment funds, and other fees and expenses incurred in connection with the acquisition, holding, and disposition of securities and other investments); fees and expenses for outsourced third-party chief compliance officer services, if and when utilized by the Fund; acquired fund fees and expenses; dividend expenses on short sales; and extraordinary expenses not incurred in the ordinary course of the Fund’s business). The arrangements will continue until [__], 2026. The Adviser may recoup fees waived and expenses reimbursed for a period of three (3) years following the date such reimbursement or reduction was made if such recoupment does not cause current expenses to exceed the expense limit for the applicable Class of Shares in effect at the time the expenses were paid/waived or any expense limit in effect at the time of recoupment.
See “Fund Expenses.”

Certain Tax Considerations	The Fund intends to qualify, for U.S. federal income tax purposes, as a registered investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). To maintain its RIC status, the Fund must meet specified source-of-income and asset diversification requirements and distribute annually an amount equal to at least 90% of its ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any, reduced by deductible expenses.

For each taxable year that the Fund qualifies as a RIC, the Fund will not be subject to federal income tax on any of its income distributed to shareholders. The Fund will distribute substantially all of its net investment income and gains to shareholders and these distributions will generally be taxable to shareholders as ordinary income. Shareholders not subject to tax on their income will not be required to pay tax on these distributions.

See “Certain Tax Consequences.”

Certain ERISA Considerations	Generally, investors subject to The Employee Retirement Income Security Act of 1974 (“ERISA”) and other tax-exempt investors, including employee benefit plans, individual retirement accounts, and Keogh Plans, may acquire Shares. Fund assets are not deemed to be “plan” assets under ERISA.

Before investing the assets of a plan subject to ERISA (each an “ERISA Plan”) or a plan or other arrangement such as an IRA or Keogh plan subject to Section 4975 of the Code (together with ERISA Plans, “Plans”) in the Fund, the Plan fiduciary should determine whether such an investment is consistent with his, her or its fiduciary responsibilities as set out in U.S. Department of Labor (“DOL”) regulations. The fiduciary should, for example, consider whether an investment in the Fund may be too illiquid or too speculative for the Plan, and whether the assets of the Plan would be suitably allocated within and across different asset classes if the investment is made.

See “Certain ERISA Considerations.”

SUMMARY OF FUND EXPENSES

The following tables are intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in the Fund.

Shareholder Transaction Expenses	[Founders’] Shares	[Retail Class] Shares	[Class C] Shares
Sales Load (as a percentage of offering price)	0.00%	0.00%	0.00%
Dividend Reinvestment and Cash Purchase Plan Fees	0.00%	0.00%	0.00%
Maximum early withdrawal charge (as a percentage of amount repurchased in less than one year)	2.00%	2.00%	2.00%
Repurchase Fee* (as a percentage of amount repurchased)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (as a percentage of net assets attributable to shares)	[Founders’] Shares	[Retail Class] Shares	[Class C] Shares
Management Fees	[__]%	[__]%	[__]%
Interest Payments on Borrowed Funds	0.00%	0.00%	0.00%
Other Expenses (1)	[__]%	[__]%	[__]%
Shareholder Service Fees	0.00%	[__]%	[__]%
Distribution Fees	0.00%	0.00%	[__]%
Acquired Fund Fees and Expenses(2)	[__]%	[__]%	[__]%
Total Annual Fund Operating Expenses(3)	[__]%	[__]%	[__]%
Fee Waiver and/or Expense Reimbursement(3)	([__])%	([__])%	([__])%
Net Expenses(3)	[__]%	[__]%	[__]%

*	Repurchase fee is intended to compensate the Fund for expenses directly related to the repurchase and may be waived or reduced to reflect actual costs.
(1)	“Other Expenses” do not include any fees or expenses charged by a Pooled Investment Vehicle in which the Fund invests (which are reflected separately under “Acquired Fund Fees and Expenses”). The Adviser advanced the Fund’s organizational and offering costs and will recoup these costs from the Fund consistent with the Expense Limitation Agreement between the Fund and the Adviser (the “Limitation Agreement”). For more information about the Limitation Agreement, please see Footnote 3 below.
(2)	Shareholders indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in a Pooled Investment Vehicle. Fees and expenses of Pooled Investment Vehicles are based on the Pooled Investment Vehicles’ historic fees and expenses. Generally, fees payable to an investment manager of a Pooled Investment Vehicle are estimated to range from 0.25% to 1.50% (annualized) of the average NAV of the Fund’s investment in the applicable Pooled Investment Vehicle. In addition, certain Investment Managers charge a performance-based allocation or fee which is expected to range up to 25% of a Pooled Investment Vehicle’s net profits. These fees payable to Investment Managers are estimates and may be higher or lower. The Pooled Investment Vehicles held by the Fund and their fees will change over time, impacting the calculation of the “Acquired Fund Fees and Expenses.” Future “Acquired Fund Fees and Expenses” may be substantially higher or lower because certain fees are based on the performance of the Acquired Funds, which may fluctuate over time.

(3)	Under the Limitation Agreement, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses to limit the Fund’s total annual fund operating expenses attributable to the [Founders’] Shares, [Retail Class] Shares, and [Class C] Shares to [__]% after fee waivers and/or expense reimbursements excluding the following: shareholder servicing fees, distribution fees, taxes, interest expenses and other costs of borrowing (including but not limited to loan commitment fees and other lender fees and expenses); portfolio transaction expenses (including but not limited to brokerage fees and commissions, custodial “ticket” costs to process Fund investments in other investment funds, and other fees and expenses incurred in connection with the acquisition, holding, and disposition of securities and other investments); fees and expenses for outsourced third-party chief compliance officer services, if and when utilized by the Fund; acquired fund fees and expenses; dividend expenses on short sales; and extraordinary expenses not incurred in the ordinary course of the Fund’s business). The arrangements will continue until [__], 2026. The Adviser may recoup fees waived and expenses reimbursed for a period of three (3) years following the date such reimbursement or reduction was made if such recoupment does not cause current expenses to exceed the expense limit for the applicable Class of Shares in effect at the time the expenses were paid/waived or any expense limit in effect at the time of recoupment.

Expense Example. You would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
[Founders’] Shares	$[__]	$[__]	$[__]	$[__]
[Retail Class] Shares	$[__]	$[__]	$[__]	$[__]
[Class C] Shares	$[__]	$[__]	$[__]	$[__]

This Example helps you compare the cost of investing in the Fund to the cost of investing in other investment companies. The Example assumes that: (1) you invest $1,000 in the Fund; (2) your investment has a 5% return each year; (3) operating expenses and net expenses remain as stated in the previous table; and (4) all income dividends and capital gains distributions are reinvested in additional Shares at the NAV per Share. The one-year example is based on net operating expenses, which reflect waived fees and/or expenses reimbursed by the Fund’s Adviser. The Example should not be considered a representation of future expenses. Your actual costs may be higher or lower.

FINANCIAL HIGHLIGHTS

Because the Fund is newly formed, a financial highlights table for the Fund has not been included in this prospectus.

THE FUND

The Fund is a Delaware statutory trust that is registered under the 1940 Act as a non-diversified, closed-end management investment company and is operated as an interval Fund. Although the Fund’s Shares are registered under both the 1940 and 1933 Acts, they are subject to substantial limitations on transferability and resale.

The Fund’s office is located at [__] and its telephone number is [__].

The Fund benefits from an exemptive order from the Securities and Exchange Commission (“SEC”) that permits the Fund to offer multiple classes of Shares and to, inter alia, impose early withdrawal charges and asset-based distribution fees. The Fund offers three separate classes of Shares (each, a “Class”) designated as [Founders’] Class Shares, [Retail Class] Shares, and [Class C] Shares. The Fund may offer additional Classes of Shares in the future. Each Class is subject to different fees and expenses. See “Summary of Fund Expenses”.

On [__], 2025, simultaneous with the anticipated commencement of the Fund’s operations with respect to the Founder’s Share Class (“Commencement of Operations”), ABS Global Pre-IPO LP (the “Predecessor Fund”), will be reorganized with and into the Founder’s Share Class of the Fund. The Predecessor Fund maintains an investment objective and investment policies that is, in all material respects, substantially similar to those of the Fund. The Fund and the Predecessor Fund share the same investment adviser and portfolio managers. For past performance information of the Shares, see “Performance.”

The Fund will generally invest primarily among the securities of (i) private companies that, at the time of the Fund’s investment, do not have a class of securities listed on an “exchange” as such term is defined under the Securities Exchange Act of 1934, as amended (each, a “Private Company”), and (ii) securities of companies represented in a growth-oriented index maintained by a third-party, presently the MSCI ACWI IMI Growth Index or the Nasdaq Composite Index.

The Fund is suitable only for investors that can tolerate a significant amount of investment risk and that do not require liquidity of their interests in the Fund.

USE OF PROCEEDS

The Fund invests proceeds from the sale of the Shares, net of fees and expenses, consistent with its investment objective and investment strategies. These proceeds are invested as soon as possible after their receipt consistent with market conditions and the availability of suitable investments. Pending investment in Pre-IPO or Growth securities, the Fund may invest the proceeds in cash equivalents such as high-quality, short-term debt securities and money market funds. The Fund may also maintain a portion of the proceeds in cash equivalents to satisfy operational expenses.

At times when the Fund is not investing in Pre-IPO or Growth securities, it will not be pursuing its investment objective.

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek capital appreciation over a multi-year horizon.

An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. No assurance can be given that the Fund will achieve its investment objective.

The Fund’s investment objective is not fundamental and may be changed by the Board.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Fund has adopted a non-fundamental policy to invest, under normal circumstances, at least 80% of its assets (the “80% Policy”) in “Pre-IPO” and “Growth” securities, as each of the foregoing terms is defined below.

The Fund defines Pre-IPO securities as: (i) securities of companies that do not have a class of securities listed on an “exchange” as such term is defined under the 1934 Act, provided that in the event that the issuer of such a security conducts an initial public offering following the Fund’s investment, such security shall remain a Pre-IPO security for the duration of any “lock-up” or contractual restriction on disposal applicable to such security, (ii) securities of hedge funds, venture capital funds, and other funds or special purpose vehicles that invest primarily in Private Companies and rely on exclusions from the 1940 Act under Section 3(c)(1) or 3(c)(7) thereof (collectively “Private Funds”), (iii) private investment in public equity (“PIPE”) transaction securities, and (iv) securities of special purpose acquisition vehicles (“SPACs”), (together with Private Funds and SPACs “Pooled Investment Vehicles”).

The Fund defines “Growth” securities as those issued by companies represented in an appropriate growth-oriented index maintained by a third party, presently the MSCI ACWI IMI Growth Index or the Nasdaq Composite Index.

Over the long term, the Adviser expects to invest primarily in Pre-IPO securities but may invest a larger portion of the Fund’s assets in Growth securities to generate liquidity or when attractive investments in Pre-IPO securities are not available.

The companies in which the Fund will directly or indirectly invest, while generally mature and scaled businesses, are expected to continue to demonstrate rapid growth and significant potential valuation upside. The Fund may invest directly or co-invest with others in a special purpose vehicle. These companies are often operating within high growth sectors such as technology, communications, defense, fintech, life sciences and alternative energy. The Fund invests without restriction as to issuer capitalization or credit quality.

Pooled Investment Vehicles

As described above, the Fund may also invest a portion of its assets in hedge funds, venture capital funds, and other funds that invest primarily in Private Companies and rely on exclusions from the 1940 Act under section 3(c)(1) or 3(c)(7) to gain diversified exposure to Private Companies or to obtain co-investment opportunities from Private Fund managers.

Investment Selection Process

Investment Process Overview. It is the responsibility of the Adviser to: (1) identify the Pre-IPO and Growth securities in which the Fund will invest; and (2) determine the percentage of Fund assets to be allocated to each of the foregoing investment categories. The due diligence process is driven by members of the investment team, who meet regularly to review, prioritize, and analyze investment opportunities.

The investment process begins with portfolio planning, which is designed to provide a framework for the Fund’s long-term allocation across various dimensions of the global Pre-IPO and Growth markets, such as: (i) the form of investment, whether direct or via a Pooled Investment Vehicle; (ii) sector allocations, including but not limited to technology, life sciences, aerospace, and energy; and (iii) geographic allocations including investments focused in North America, Europe, Asia and/or emerging markets.

The second step of the investment process is investment selection. The Adviser seeks to invest the Fund’s capital within the aforementioned framework in the highest quality investments available. Opportunities are typically sourced through a network of existing relationships with public and private equity managers and other investors across the globe and subsequently evaluated individually by the Adviser’s investment professionals using a structured selection process. See “Investment Due Diligence and Selection. As investment opportunities are analyzed, the Adviser evaluates such opportunities in relation to historical benchmarks, current information from the Adviser’s existing public and private equity portfolios, and against each other. This comparative analysis provides insight into the specific investments that offer the greatest value at different points in time in the various segments of the Pre-IPO and Growth markets.

Investment Due Diligence and Selection. The Adviser follows a structured process to source, evaluate, select and monitor investments for the Fund. The Adviser’s investment professionals are involved throughout the process and draw on their significant investment experience, resources and market insights. The Adviser’s investment committee is responsible for the portfolio plan and for final investment decisions.

●	Deal sourcing. The Adviser typically identifies prospective investments from multiple sources, the most important of which is a global network of relationships across the public and private equity industry. Built through the investment activities of the Adviser’s investment team, this network has a track record of generating high volumes of investment opportunities. In particular, the Adviser believes the scope of its portfolio management team’s investment activities provides a competitive advantage for deal generation, enabling it to access attractive opportunities in local markets around the world.

●	Pre-selection. The initial screening process for investment opportunities is typically based on a confidential information memorandum or an introductory meeting. The Adviser evaluates investment opportunities that may advance the Fund’s investment strategy in detail.

●	Due diligence. The Adviser’s due diligence process involves a detailed analysis of various aspects of each opportunity, including both qualitative and quantitative assessments. Various tools and databases are used to better understand market trends, potential return scenarios and/or the historical or anticipated sources of value creation for an investment. Evaluations are generally based on information such as industry dynamics, competitive positioning, financial analysis, comparable analysis, interviews with key personnel, on-site visits, reference calls, third-party consultant reports and/or track record analysis. The Adviser will assess management capability and depth, review financial models and assumptions, and evaluate projected returns.

●	Legal and operational assessment. In conjunction with the due diligence process, the tax treatment, legal terms and operations of the investment opportunity are considered. Based on this analysis and the findings of external professional advisers, the Adviser’s internal legal, operational and investment teams seek to negotiate the terms and conditions of the investment. After resolving all open issues and negotiating terms, a final investment recommendation is prepared for approval by the investment committee.

●	Portfolio risk monitoring. Post-investment, the Adviser seeks to monitor the Fund’s portfolio through regular interaction with the companies and, where relevant, the public and private equity sponsors represented in the portfolio. This interaction facilitates ongoing portfolio analysis and a proactive approach to addressing any new opportunities or issues that may arise.

Disposal of Investments. The Adviser regularly monitors the performance of the Fund’s investments. The Adviser will decrease or eliminate Fund’s exposure to an investment due to: (1) the identification of a new investment opportunity; (2) a change in an investment’s strategy or economic environment; (3) poor performance; or (4) excessive growth of an investment or to otherwise diversify the Fund’s portfolio.

Since investments in Private Companies or Pooled Investment Vehicles are generally illiquid and may only be redeemed at certain times, changes to the Fund’s allocation to such investments will generally be made when additional investment proceeds are received by the Fund or when selecting investments to liquidate to fund the repurchase of Shares, which shall be offered on a quarterly basis to provide limited liquidity to shareholders. The Adviser also takes into account liquidation fees that may be imposed by the issuer of a security in which the Fund is invested when implementing changes to portfolio asset allocations. Generally, in order to avoid and/or limit the generation of these liquidation penalties, the Adviser expects to implement allocation adjustments upon receipt of additional investment proceeds by the Fund and/or by first liquidating interests in Pooled Investment Vehicles that are no longer subject to liquidation fees (i.e., interests held by the Fund beyond the lock-up/gate periods).

Investment Limitations

The Adviser will not invest more than 25% of the Fund’s assets in the securities of any one issuer (measured at the time of investment). The Fund may purchase non-voting securities of Pooled Investment Vehicles.

As a general matter, the issuers of securities in which the Fund may invest may only provide their investors with an ability to vote under limited circumstances (if at all). The Fund’s practices regarding investment in non-voting securities of issuers are, therefore, not expected to adversely affect the Fund’s operations or its rights as an investor in a particular security. It is possible, however, that the Fund could be precluded from participating in a vote on a particular issue, including an issue that may have a material adverse consequence to the Fund. The Adviser considers this risk minimal relative to the increased flexibility potentially available to the Fund and its shareholders from investing in non-voting securities.

The Adviser will not waive voting rights related to Public Companies.

Cash and Cash Equivalents

The Fund may invest in cash and cash equivalents pending investments in Pre-IPO or Growth securities and to: (1) satisfy quarterly offers to repurchase Fund Shares; and (2) pay fees and expenses.

The Fund may not achieve its investment objective when holding cash and cash equivalents.

Co-Investments

The Adviser intends to submit an application to the SEC for an exemptive order that will allow the Fund to co-invest with certain affiliated entities in transactions originated by the Fund, the Adviser, or their respective affiliates. If issued, the exemptive order will be subject to the satisfaction of certain conditions to allow investment in certain private placement transactions, alongside other funds managed by the Adviser or its affiliates, and any future funds that are advised by affiliated investment advisers. These activities could be viewed as creating a conflict of interest in that the time and effort of the members of the Adviser, its affiliates and their respective officers and employees will not be devoted exclusively to the Fund’s business, but will be allocated between the Fund and such other business activities of such affiliates in a manner that deemed necessary and appropriate. There can be no assurance that the SEC will issue such an exemptive order.

Fundamental Policies

The Fund’s fundamental policies, listed below, cannot be changed without the vote of a majority of the Fund’s outstanding voting securities as defined in the 1940 Act. Under the 1940 Act, the vote of a majority of the outstanding voting securities means the vote, at a meeting of shareholders, of (i) 67% or more of the voting securities present at the meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities, whichever is less.

The Fund:

(i)	May borrow money or issue any senior security, to the extent permitted under the 1940 Act, and, as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

(ii)	Will not invest more than 25% of the value of its total assets in the securities of a single industry other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and tax-exempt securities of governments or their political subdivisions will not be considered to represent an industry.

(iii)	Will not act as underwriter of securities of other issuers, except to the extent that it may be deemed to be an underwriter under the federal securities laws when disposing securities it owns or when selling its own shares.

(iv)	Will not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may: (a) invest in securities (1) directly or indirectly secured by real estate or interests therein; (2) of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts and real estate operating companies; or (3) issued by Pooled Investment Vehicles that invest in real estate or interests therein; and (b) acquire, hold and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Fund’s ownership of such other assets.

(v)	Will not make loans to other persons, except that the acquisition of debt and other credit securities of all types or any similar instruments shall not be deemed to be the making of a loan. And except further that the Fund may lend its portfolio securities and enter into repurchase agreements, dollar rolls and similar transactions consistent with applicable law.

(vi)	Will not purchase or sell physical commodities and commodity contracts, except that the Fund may: (a) enter into futures contracts and options thereon in accordance with applicable law; and (b) purchase and sell physical commodities if acquired as a result of ownership of securities or other instruments. The Fund will not consider stock index, currency, and other financial futures contracts, swaps, or hybrid instruments to be commodities for purposes of this investment policy. For purposes of this investment restriction, the Fund will not be prohibited from investing in Pooled Investment Vehicles which, in turn, invest, in commodities and commodity contracts.

(vii)	The Fund will make quarterly repurchase offers for no less than for 5% of the shares outstanding at net asset value (“NAV”) consistent with Rule 23c-3 under the 1940 Act.

PRINCIPAL RISKS

An investment in the Fund is speculative, involves significant risk and is not suitable for all investors. It is possible that you may lose some or all of your investment and attempts by the Fund to manage the risks of its investments does not imply that an investment in the Fund is low risk or without risk. No guarantee or representation is or can be made that the Fund will achieve its investment objective. Investors should carefully consider the risks involved in an investment in the Fund, including but not limited to those discussed below.

In considering an investment in the Fund, prospective investors should read the entire Prospectus and consult their independent financial, tax and legal advisers, and should be aware of the risk factors prior to acquiring Fund Shares.

The principal risks of the Fund may adversely affect the Fund’s performance.

The order in which the principal risks referenced below are presented may not be representative of the level of the Fund’s exposure to any of these risks.

●	Market Risk

The success of the Fund’s activities may be affected by political, regulatory, and social developments, and general economic and market conditions including interest rates, the availability of credit, inflation rates, economic uncertainty, changes in laws, pandemics or epidemics, natural or environmental disasters, terrorism, trade disputes and national and international political circumstances. These factors may lead to instability in world economies and markets generally and may affect the volatility, value and liquidity of the Fund’s investments. Unexpected volatility or illiquidity could impair the Fund’s ability to carry out its business.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. An example includes the pandemic risks related to the outbreak of COVID-19, a respiratory disease caused by a novel coronavirus, and the aggressive measures taken in response to the outbreak by governments, including border closures and other travel restrictions, the imposition of prolonged quarantines of large populations, and changes to fiscal and monetary policies, and by businesses, including changes to supply chains, consumer activity and operations (including staff reductions). Historically, these pandemic risks contributed to increased volatility, severe losses and liquidity constraints in many markets, and a future pandemic could adversely affect the Fund’s investments and operations. Another example is the outbreak of hostilities between Russian and Ukraine. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood, and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Adviser otherwise believes is attractive, the Fund may incur losses. The duration and future impact of the Russian-Ukraine conflict is currently unknown, resulting in a high degree of uncertainty for potentially extended periods of time and may result in a substantial economic downturn or recession which could negatively impact the Fund’s performance.

The Fund and its key service providers have in place business continuity plans reasonably designed to ensure that they can continue normal business operations in the event of a disaster or emergency, such as the COVID-19 pandemic or issues stemming from the Russian-Ukraine conflict. However, there can be no assurance that the Fund and its service providers will be able to maintain normal business operations for an extended period of time, particularly when employees of the Fund’s service providers are required to work at external locations or in the event they have extensive medical absences. A pandemic or armed hostilities could also impair the information technology and other operational systems upon which the Fund’s service providers rely and could otherwise disrupt their ability to perform essential tasks.

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Initial Public Offerings (“IPO”) Risk

It is expected that many of the Fund’s investment issuers will conduct an IPO. IPOs may be more volatile than other securities. IPOs may not be consistently available to the Fund for investing, particularly as the Fund’s asset base grows. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. The Fund’s investments in what become IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines. The Fund may be subject to restrictions on the timing of selling its investments in what became IPO shares.

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Development Risk

Successful development of new or expansion projects for companies in which the Fund invests may require the involvement of a broad and diverse group of stakeholders who will either directly influence or potentially be capable of influencing the nature and outcome of the project. Such characteristics may include, without limitation, political or local opposition, receipt of regulatory approvals or permits, site or land procurement, environment-related issues, construction risks and delays, labor disputes, counterparty non-performance, project feasibility assessment and dealings with and reliance on third- party consultants. When making an investment, value may be ascribed to potential development projects that do not achieve successful implementation, potentially resulting in a lower-than-expected returns to the Fund.

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Illiquid Investments Risk

The Fund will invest in highly illiquid investments. The Fund does not expect to be able to transfer, or otherwise withdraw from, many of its investments. In addition, the investments of the Fund generally will be investments for which no liquid market exists, and the Fund may be required to hold such investments until maturity or otherwise be restricted from disposing of such investments. Similarly, the Pooled Investment Vehicles in which the Fund invests, themselves, may face reduced opportunities to exit and realize value from their investments, including without limitation in the event of a general market downturn or a specific market dislocation. As a consequence, the Fund may not be able to sell its investments when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. The Fund may permit greater liquidity for shareholders than the Fund is able to obtain with respect to the securities in which it invests and its other underlying assets. Such discrepancy could make the Fund vulnerable to a “run” on Fund assets resulting from redemption requests that are greater than can be satisfied by the Fund. This may result in less liquidity for a shareholder with respect to its Shares than it may otherwise have anticipated and could result in long delays in effecting a complete withdrawal of its investment. Such discrepancy could also cause the Adviser to sell the Fund’s assets prematurely, which would negatively impact the NAV per Share.

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Equity Securities Risk

The value of equity securities may fluctuate in response to specific situations for each company, industry market conditions, and general economic environments. The equity securities of smaller companies may involve more risk, may be less liquid, and may be subject to greater volatility. Consequently, it may be more difficult to buy or sell the equity securities of smaller companies at an acceptable price, especially during periods of market volatility.

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Foreign Investment Risk

Foreign investments may be subject to nationalization risk, expropriation risk, confiscatory taxation and to potential difficulties repatriating funds. Foreign investments may also be adversely affected by changes in currency exchange rates, social, political and economic developments, and the possible imposition of exchange controls or other foreign government laws or restrictions and may be more volatile and less liquid due to the smaller size of some foreign markets and lower trading volumes. There is also less regulation, generally, of the financial markets in foreign countries than there is in the U.S.

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Emerging Markets Risk

In addition to the risks applicable to foreign investments, emerging markets are generally more volatile, and the risk of political and social upheaval is greater. There also may be a lack of public information regarding companies operating in emerging markets. Securities traded on emerging markets are potentially illiquid and emerging markets may impose high transaction costs and may be less regulated than more developed foreign markets.

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Currency Risk

Securities denominated in foreign currencies, if unhedged, will fluctuate with U.S. dollar exchange rates as well as in response to price changes of the investments in the various local markets and the value of local currencies.

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Pooled Investment Vehicle Risk

The Fund’s investment in Pooled Investment Vehicles subjects shareholders to the following investment risks and may result in a decline in the value of the Pooled Investment Vehicle. The risks referenced below are organized alphabetically and the order in which they are presented is not representative of the level of the Fund’s exposure, through its investment in Pooled Investment Vehicles, to any of these risks.

Borrowing Risk. The rights of creditors to the assets of a debtor are senior to those of equity investors. As a creditor, a third-party lender would have a first priority claim on any cash and assets held by a Pooled Investment Vehicle. To the extent the Fund is an equity investor in a Pooled Investment Vehicle, any Fund claims are inferior to those of debt holders, if any.

Convertible Securities Risk. The value of convertible securities generally declines as interest rates increase and increases as interest rates decline. A Pooled Investment Vehicle may not have pre-established minimum credit standards for convertible securities and may invest, without limit, in unrated or below investment grade convertible securities. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Convertible securities that are unrated or are rated below investment grade are associated with a higher risk of default on interest and principal payments. The issuer of a convertible security may force a Pooled Investment Vehicle to convert the convertible securities before it would otherwise choose to do so, which may decrease the Pooled Investment Vehicle’s return.

Hedging Risk. Strategies utilized to hedge against losses may not be successful and may offset gains. The success of hedging transactions is dependent on a Pooled Investment Vehicle manager’s ability to correctly predict market changes being hedged against (e.g., currency/interest rate fluctuations and fluctuations in the general securities markets) in relation to fluctuations in the value of the investments maintained by such Pooled Investment Vehicle. Also, a hedging strategy subject to leverage may not be successful and may result in rather than limit a Pooled Investment Vehicle’s losses.

Initial Public Offerings Risk. Prompt disposal of investments acquired in an initial public offering at the price at which they are valued may not be possible. Other risks include lack of trading and operating history and lack of information about the issuer.

Leverage Risk. The use of leverage by a Pooled Investment Vehicle can substantially increase the adverse impact of the risks of investing in the Pooled Investment Vehicle and can result in substantial losses to the Pooled Investment Vehicle. In particular, the leverage may result in: (i) margin calls or the imposition of interim margin requirements as markets move against investments made with borrowings and premature liquidations of investment positions; and (ii) a decrease in the value of a Pooled Investment Vehicle’s net assets if income and appreciation on investments made with borrowed funds are less than the required interest payments on borrowings.

Liquidity Risk. A Pooled Investment Vehicle may invest a portion of the value of its total assets in restricted securities (i.e., securities that may not be sold to the public without an effective registration statement under the 1933 Act) and other investments that are illiquid and, as a result, may be unable to sell such investments when desired, without adversely affecting the price or at prices approximating the value at which they purchased the securities.

Private Funds Risk. The Private Funds in which the Fund may invest are typically exempt from registration under the 1940 Act and offered in private placement transactions. Such Private Funds are not subject to certain investment restrictions imposed by the 1940 Act and therefore certain investment instruments and techniques that a Private Fund may use are speculative and involve a high degree of risk. Because of the speculative nature of their investments and trading strategies, a Private Fund may suffer a significant or complete loss of its invested capital in one or more such investments. The Fund would also bear fees and expenses charged by a Private Fund in which the Fund held an interest, which may include incentive fees or a performance allocation in addition to the Fund’s direct expenses. In addition, interests in any Private Fund are typically considered illiquid and even where such fund provides quarterly liquidity, the Fund may be subject to an initial lock-up period or other fees to obtain liquidity. The Fund is subject to all risks associated with the hedge funds, venture capital funds, or other Private Funds in which it may invest. An investment in a Private Fund may be adversely affected by tax, legislative, regulatory, credit, political or government changes, interest rate increases and the financial conditions of the Private Fund.

SPAC Risk. Unless and until a target company transaction is completed, a SPAC in which the Fund may invest will generally invest its assets (less a portion retained to cover expenses) in U.S. government securities, money market fund securities and cash. To the extent such SPAC is invested in cash or similar securities, such investment may impact the Fund’s ability to meet its investment objective. If a transaction that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the SPAC’s shareholders, less certain permitted expenses, and any warrants issued by the SPAC will expire worthless. As SPACs and similar entities generally have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or subject to restrictions on resale. The SPAC industry has recently received heightened regulatory scrutiny, in particular from the SEC, and it is possible that SPACs may become subject to different or heightened rules or requirements that could have a material adverse effect on SPACs.

Turnover Risk. The turnover rate within a Pooled Investment Vehicle may be significant, potentially involving substantial brokerage commissions and fees. The Fund bears its allocable share of the costs and expenses of the Pooled Investment Vehicle in which it invests.

●	PIPE Transaction Risk. In a typical PIPE transaction, an issuer sells shares of common stock at a discount to current market prices and issues warrants enabling the holder to purchase additional shares at a price equal to or at a premium to current market prices. Such shares may not be freely tradable until a holding period has lapsed, or the SEC has declared effective a resale registration statement covering the sale of such shares, and the investor bears the price risk during this time. To the extent the Fund invests in PIPE transactions, directly or indirectly, such price risk may harm the Fund’s returns.

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Non-Diversification Risk

The Fund is non-diversified and the Fund’s investment in the securities of a limited number of issuers exposes the Fund to greater market risk and potentially greater market losses than if its investments were diversified in securities issued by a greater number of issuers.

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Liquidity Risk

An investment in the Fund is highly illiquid. A shareholder does not have the right to require the Fund to redeem or repurchase shares of the Fund and such shares are subject to substantial restrictions on transferability. There is currently no market for shares of the Fund, and it is not contemplated that one will develop.

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Conflict of Interest Risk

The investment activities of the Adviser and its affiliates for their own accounts and for other accounts they manage may give rise to conflicts of interest that may disadvantage the Fund. For example, the Fund may purchase certain securities while another account is selling the same or similar securities due to varying investment strategies. Also, the Adviser may have an incentive to allocate investment opportunities to accounts that pay higher management fees.

●	Loss of Investment Risk An investment in the Fund is subject to loss, including the possible loss of the entire amount invested.

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Legal and Regulatory Risk

Securities markets are subject to comprehensive statutes and regulations. Legal, tax and regulatory changes could occur that may adversely affect the Fund and the entities in which it invests. Future regulatory changes, including those relating to the regulation of hedge funds and leverage and the effect of such changes on the Fund could be substantial and adverse including, for example, increased compliance costs and the limitation or prohibition of certain types of investment activities by the Fund and the Pooled Investment Vehicles in which it may invest. Limitations on the investment activities of the Fund and such Pooled Investment Vehicles may result in the inability of the Fund to pursue its investment objective and strategies.

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Lack of Control

The Fund may indirectly make binding commitments to Pooled Investment Vehicles without an ability to participate in their management and control and with no or limited ability to transfer its interests in such Pooled Investment Vehicles. The Fund also generally will not have control over any of such Pooled Investment Vehicles’ underlying portfolio companies and will not be able to direct the policies or management decisions of such portfolio companies.

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Debt Securities Risk

When the Fund invests in debt securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of debt securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. High yield debt securities (including loans) and unrated securities of similar credit quality (commonly referred to as “junk bonds”) involve greater risk of a complete loss of the Fund’s investment, or delays of interest and principal payments, than higher-quality debt securities. Issuers of high yield debt instruments are not as strong financially as those issuing securities of higher credit quality. High yield debt instruments are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These instruments may become worthless and the Fund could lose its entire investment.

The prices of high yield debt instruments generally fluctuate more than higher-quality securities. Prices are especially sensitive to developments affecting the issuer’s business or operations and to changes in any ratings assigned by rating agencies. In addition, the entire high yield debt market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors. Prices of corporate high yield debt instruments often are closely linked with the company’s stock prices and typically rise and fall in response to factors that affect stock prices.

High yield debt instruments are generally less liquid than higher-quality securities. Many of these securities are not registered for sale under the federal securities laws and/or do not trade frequently. When they do trade, their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Fund’s ability to sell securities in response to specific economic events or to meet repurchase requests. As a result, high yield debt instruments generally pose greater illiquidity and valuation risks.

Substantial declines in the prices of high yield debt instruments can dramatically increase the yield of such debt instruments. The decline in market prices generally reflects an expectation that the issuer(s) may be at greater risk of defaulting on the obligation to pay interest and principal when due. Therefore, substantial increases in yield may reflect a greater risk by the Fund of losing some or part of its investment rather than reflecting any increase in income from the higher yield that the debt security or loan may pay to the Fund on its investment.

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Small and Medium Capitalization Risk

The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience. Securities of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

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Cybersecurity Risk

The Fund may suffer an intentional cybersecurity breach such as: unauthorized access to systems, networks, or devices (such as through “hacking” activity); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow or otherwise disrupt operations, business processes, or website access or functionality. In addition, unintentional incidents can occur, such as inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws). A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause the Fund, the Adviser, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, or financial loss.

The above discussion covers the principal risks associated with an investment in the Fund, but is not, nor is it intended to be, a complete enumeration or explanation of all risks involved in an investment in the Fund. Prospective shareholders should read this entire Prospectus and consult with their own advisers before deciding whether to invest in the Fund. An investment in the Fund should only be made by shareholders who understand the nature of the investment, do not require more than limited liquidity in the investment, and can bear the financial risks of the investment, including loss of principal. In addition, since the Fund’s investment program will evolve over time, an investment in the Fund will likely be subject to risk factors not described in this Prospectus. The Fund, however, will supplement this Prospectus from time to time to disclose any material changes in the information contained in the Prospectus.

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Repurchase Policy Risk

The Fund has adopted a policy to extend quarterly repurchase offers. Such quarterly repurchases by the Fund will typically be funded from borrowing proceeds, available cash, or sales of portfolio securities. However, the Fund may experience periods of redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in the Fund could hurt performance and/or cause the remaining shareholders in the Fund to lose money. If the Fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the value of your investment could decline. Redemption risk is further heightened in situations where Pooled Investment Vehicles in which the Fund is invested impose lock-up periods or periods during which the Fund may not redeem its investment or impose gates or limitations on the size of an investment withdrawal by the Fund during a specific period of time, which may limit the Fund’s ability to liquidate its assets in such Pooled Investment Vehicle expeditiously.

ELIGIBLE INVESTORS

Each prospective investor in [Founders’] Shares will be required to represent that he, she or it is acquiring [Founders’] Shares, directly or indirectly, for the account of an Eligible Investor. An Eligible Investor is an investor who (i) held a beneficial interest in ABS Global Pre-IPO Fund L.P., or (ii) has been deemed by the Fund to be an “Eligible Investor” by the Fund’s Chief Executive Officer or Principal Financial Officer.

After an initial purchase, existing shareholders subscribing for additional [Founders’] Shares will be required to verify their status as Eligible Investors at the time of each additional subscription. The qualifications required to invest in the [Founders’] Shares will appear in the subscription agreement that must be completed by each prospective shareholder.

In light of the anti-money laundering risks associated with shareholder accounts maintained by foreign investors and the fact that the Fund is not registered for sale outside of the U.S. and its territories, the Fund has adopted a Foreign Shareholder Policy. Under this policy, the Fund may not accept, without the prior written authorization of the Fund’s Anti-Money Laundering Officer, a subscription agreement or request for an additional purchase from a person that: (1) does not have a residential address (or the principal place of business for an entity) located within the U.S. or its territories; (2) does not have a U.S. military address; (3) is not a U.S. citizen residing outside the U.S. or its territories; or (4) does not have a valid U.S. taxpayer identification number.

The Selling Agents may impose additional eligibility requirements for investors who purchase Shares through Selling Agents and will notify prospective shareholders of such requirements.

PLAN OF DISTRIBUTION

Offering of Shares by the Fund

The Fund continuously offers Shares at their NAV per Share through the Distributor. The Fund has entered into a Distribution Agreement with [______] (the “Distributor”), located at [_______].

Pursuant to the Distribution Agreement, the Distributor: (1) shall use best efforts to distribute the Fund’s Shares; (2) shall use its best efforts to effect sales of the Fund’s Shares but is not obligated to sell any certain number of Shares or buy any Fund Shares; (3) is responsible for reviewing the Fund’s proposed advertising and sales literature for compliance with applicable laws and regulations, and for filing with appropriate regulators those advertising materials and sales literature it believes are in compliance with such laws and regulations; and (4) shall, at the request of the Fund, enter into agreements with Selling Agents in order that such Selling Agents may sell the Fund’s Shares (the “Distributor Services”). The Distributor does not intend to make a market in the Fund’s Shares. There is no sales charge for purchases of Shares.

For these Distribution Services, the Adviser or the Fund pays the Distributor, pursuant to a Distribution Services Agreement, an annual asset-based fee, payable monthly based on the Shares’ month end NAV (subject to a minimum annual fee), plus reasonable out-of-pocket expenses incurred by the Distributor in connection with providing these services. [The Distributor has agreed to waive fees and expense reimbursements payable to it under the Distribution Services Agreement to the extent that the payment of any such fees and expenses would cause total compensation payable to the Distributor under the Distribution Services Agreement to exceed [__]% of the gross offering proceeds (the “Waiver”). The Waiver remains in effect until the Distributor’s resignation or termination as the Fund’s principal underwriter unless amended prior to that time at the written request of the Fund and the Adviser in order to ensure continued compliance with underwriting compensation limitations applicable to closed-end investment companies.]

As noted above, the Distributor may engage one or more Selling Agents to assist in the distribution of the Shares. Selling Agents may: (1) distribute Shares to their clients and perform related marketing and promotional services; and (2) perform related shareholder services to such clients in connection with their investments in the Shares (the “Selling Agent Services”). Any payments to Selling Agents by the Adviser and its affiliates may create conflicts of interest by influencing the Selling Agent and your salesperson to recommend the Shares over another investment. These payments may also benefit the Adviser if these payments result in an increase in the NAV of the Shares, the value upon which any fees payable by the Fund to these entities are based.

Selling Agents may also impose terms and conditions on investor accounts and investments in the Fund that are in addition to the terms and conditions described in this Prospectus and are not imposed by the Fund, the Distributor or any other Fund service providers. These terms and conditions may affect or limit a prospective or current shareholder’s ability to purchase Shares, a current shareholder’s ability to tender Shares to the Fund for repurchase or to otherwise transact business with the Fund. Services provided by Selling Agents may vary. Shareholders investing in Shares through a Selling Agent should consult with the Selling Agent regarding the terms and conditions related to accounts held at the Selling Agent, services provided to such accounts, the nature of any fees by the Adviser and its affiliates to the Selling Agent for Selling Agent Services and any operational limitations of the Selling Agent.

Under the Distribution Agreement, the Fund agrees to indemnify the Distributor, its affiliates and each of their members, managers, directors, officers, employees, representatives and its current and former control persons (the “Distributor Indemnities”) against certain liabilities including those that may arise under the 1933 Act, 1934 Act and the 1940 Act as a result of: (1) the Distributor serving as distributor of the Fund; (2) the Fund’s breach of any of its obligations, representations, warranties or covenants contained in the Distribution Agreement; (3) the Fund’s failure to materially comply with any applicable securities laws or regulations; (4) any claim that the Fund’s Registration Statement, Prospectus, shareholder reports, sales literature and advertising materials or other information filed or made public by the Fund (as from time to time amended) include or included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements therein not misleading under the 1933 Act, or any other statute or the common law or violates any rule of FINRA or of the SEC or any other jurisdiction wherein Fund Shares are sold (“Losses”); provided, however, that the Fund’s obligation to indemnify any of the Distributor Indemnitees shall not be deemed to cover any Losses arising out of any untrue statement or alleged untrue statement or omission or alleged omission made in its registration statement, prospectus, annual or interim report, or any such advertising materials or sales literature in reliance, upon and in conformity with, information relating to the Distributor and furnished to the Fund or its counsel by the Distributor in writing and acknowledging the purpose of its use. The Distributor, however, remains liable to the Fund and its shareholders for any liability to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties under the Distribution Agreement or by reason of its reckless disregard of its obligations under the Distribution Agreement.

PURCHASES OF SHARES

Eligible Investors who are “Institutional Investors” or individual investors may purchase [Founders’] Shares. “Institutional Investors” may include: (1) corporations, banks, trust companies, insurance companies, investment companies, foundations, endowments, defined benefit plans, retirement plans and other similar entities; and (2) Eligible Investors investing through Selling Agents that have entered into an agreement with the Distributor to offer [Founders’] Shares.

The Fund intends to accept initial and additional purchases of Shares daily. Shares will be sold at their NAV per share and may be offered less frequently as determined by the Board in its sole discretion. Shares are available for purchase through Selling Agents.

The Shares are not subject to a sales load. The respective minimum initial subscription (each, a “Minimum Investment Amount”) for [Founders’] Shares, [Retail Class] Shares, and [Class C] Shares is $[25,000], $[__], and $[__]. The respective minimum subsequent subscription for [Founders’] Shares, [Retail Class] Shares, and [Class C] Shares is $[10,000], $[__], and $[__] respectively. The Fund may reduce any Minimum Investment Amount for investors that are officers or Trustees of the Fund and Managing Members and employees of the Adviser. The minimum initial and subsequent subscription amounts may be reduced or waived as determined by the Board. In addition, on a case-by-case basis, and in its sole discretion, the Fund may also waive the applicable minimum initial and subsequent subscription amounts for Shares via the Fund’s Chief Executive Officer or Principal Financial Officer.

To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When a prospective shareholder opens an account with the Fund, the shareholder will be asked to provide its name, address, date of birth, social security number and other information or documents that will allow the shareholder to be identified. This information will be verified. If the Fund is unable to verify the identity of a prospective shareholder, the Fund may take reasonable steps, including closing your account and redeeming your investment at the NAV per Share next calculated after the Fund decides to close your account.

Selling Agents also may impose fees (subject to the underwriting compensation limit set by FINRA applicable to its members), terms and conditions on investor accounts and investments in Shares that are in addition to the fees, terms and conditions set forth in this Prospectus. Such terms and conditions are not imposed by the Fund, the Distributor or any other Fund service provider. These terms and conditions may affect an investor’s ability to purchase Shares, or otherwise transact business with the Fund. All questions regarding these terms and conditions should be directed to the investor’s Selling Agent.

QUARTERLY REPURCHASES OF FUND SHARES

No Right of Redemption

There is no public market for Fund Shares and none is expected to develop. Fund Shares are generally not freely transferable and liquidity will normally be provided only through quarterly repurchase offers that be extended by the Fund as described below. No shareholder will have the right to require the Fund to redeem Fund Shares or portion thereof. An investment in Fund Shares is therefore suitable only for investors who can bear the risks associated with the limited liquidity of the Fund Shares.

Quarterly Repurchases of Fund Shares

Once each quarter, the Fund will offer to repurchase at NAV no less than 5% of the outstanding shares of the Fund, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed below). The offer to repurchase shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (a “Repurchase Request Deadline”). Shares will be repurchased at the NAV per share determined as of the close of regular trading on the Exchange no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day (each a “Repurchase Pricing Date”).

Shareholders will be notified in writing about each quarterly repurchase offer, how they may request that the Fund repurchase their shares and the “Repurchase Request Deadline,” which is the date the repurchase offer ends. Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline. The time between the notification to shareholders and the Repurchase Request Deadline is generally 30 days, but may vary from no more than 42 days to no less than 21 days. Payment pursuant to the repurchase will be made by checks to the shareholder’s address of record, or credited directly to a predetermined bank account on the date such payment is made (the “Repurchase Payment Date”), which will be no more than seven days after the Repurchase Pricing Date. The Board of Trustees may establish other policies for repurchases of shares that are consistent with the 1940 Act, regulations thereunder and other pertinent laws.

Determination of Repurchase Offer Amount

The Fund’s Board of Trustees, or a committee thereof, in its sole discretion, will determine the number of shares that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount will be no less than 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline. However, investors should not rely on repurchase offers being made in amounts in excess of 5%.

If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered by shareholders who tender all of their shares, before prorating other amounts tendered. If a Shareholder tenders an amount that would cause the value of its Shares (after giving effect to the repurchase) to fall below the Minimum Investment Amount applicable to such Shares, the Fund may, in its discretion, repurchase all of the Shareholder’s Shares. If all of a shareholder’s Shares are repurchased, that shareholder will cease to be a shareholder. A shareholder who tenders an amount that would cause the value of its Shares (after giving effect to the repurchase) to fall below the Minimum Investment Amount applicable to such Shares will be permitted to remain a shareholder in the Fund only if the Fund’s Chief Executive Officer or Principal Financial Officer, in his or her sole discretion, signs a written waiver of the investment minimum.

Notice to Shareholders

Approximately 30 days (but no less than 21 days or more than 42 days) before each Repurchase Request Deadline, the Fund shall send to each shareholder of record and to each beneficial owner of the Shares that are the subject of the repurchase offer a notification (“Shareholder Notification”). The Shareholder Notification will contain information shareholders should consider in deciding whether or not to tender their shares for repurchase. The notice also will include detailed instructions on how to tender shares for repurchase, state the Repurchase Offer Amount and identify the dates of the Repurchase Request Deadline, the scheduled Repurchase Pricing Date, and the date the repurchase proceeds are scheduled for payment (the “Repurchase Payment Deadline”). The notice also will set forth the NAV that has been computed no more than seven days before the date of notification, and how shareholders may ascertain the NAV after the notification date. Because the NAV applicable to a repurchase is calculated 14 days after the Repurchase Request Deadline, a shareholder will not know its repurchase price until after the shareholder has irrevocably tendered its shares.

Repurchase Price

The repurchase price of the shares will be the NAV as of the close of regular trading on the Exchange on the Repurchase Pricing Date. You may call [__] to learn the NAV.

Repurchase Amounts and Payment of Proceeds

Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate Repurchase Offer Amount established for that Repurchase Request Deadline. Payment pursuant to the repurchase offer will be made by check to the shareholder’s address of record, or credited directly to a predetermined bank account on the Repurchase Payment Date, which will be no more than seven days after the Repurchase Pricing Date. The Board of Trustees may establish other policies for repurchases of shares that are consistent with the 1940 Act, regulations thereunder and other pertinent laws.

If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered by shareholders who tender all of their shares, before prorating other amounts tendered. If a Shareholder tenders an amount that would cause the value of its Shares (after giving effect to the repurchase) to fall below the Minimum Investment Amount applicable to such Shares, the Fund may, in its discretion, repurchase all of the Shareholder’s Shares. If all of a shareholder’s Shares are repurchased, that shareholder will cease to be a shareholder. A shareholder who tenders an amount that would cause the value of its Shares (after giving effect to the repurchase) to fall below the Minimum Investment Amount will be permitted to remain a shareholder in the Fund only if the Fund’s Chief Executive Officer or Principal Financial Officer, in his or her sole discretion, signs a written waiver of the investment minimum.

Suspension or Postponement of Repurchase Offer

The Fund may suspend or postpone a repurchase offer only: (a) if making or effecting the repurchase offer would cause the Fund to lose its status as a regulated investment company under the Code; (b) for any period during which the Exchange or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (c) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (d) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

Liquidity Requirements

The Fund must maintain liquid assets equal to the Repurchase Offer Amount (the “Liquidity Amount”) from the time that the notice is sent to shareholders until the Repurchase Pricing Date. The Liquidity Amount shall consist of (i) assets that individually can be sold or disposed of in the ordinary course of business, at approximately the price at which the Fund has valued the investment, within a period equal to the period between a Repurchase Request Deadline and the Repurchase Payment Deadline, of assets that mature by the next Repurchase Payment Deadline, (ii) assets borrowed by the Fund (e.g., by drawing under the Fund’s credit facility, if any), or (iii) through access to a line of credit. The Board of Trustees has adopted procedures that are reasonably designed to ensure that the Fund’s assets are sufficiently liquid so that the Fund can comply with the repurchase offer and the liquidity requirements described in the previous paragraph. If, at any time, the Fund falls out of compliance with these liquidity requirements, the Board of Trustees will take action it deems appropriate to ensure compliance.

Consequences of Repurchase Offers

Repurchase offers will typically be funded from borrowing proceeds, available cash or sales of portfolio securities. Payment for repurchased shares, however, may require the Fund to liquidate portfolio holdings earlier than the Adviser otherwise would, thus increasing the Fund’s portfolio turnover and potentially causing the Fund to realize losses. The Adviser intends to take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of Shares. If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase amounts by selling Fund investments, the Fund may hold a larger proportion of its assets in less liquid securities. The sale of portfolio securities to fund repurchases also could reduce the market price of those securities, which in turn would reduce the Fund’s NAV.

Repurchase of the Fund’s Shares will tend to reduce the amount of outstanding Shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets would increase the Fund’s expense ratio, to the extent that additional Shares are not sold, and expenses otherwise remain the same (or increase). In addition, the repurchase of Shares by the Fund will be a taxable event to shareholders.

Discretionary Repurchase Offers

Pursuant to paragraph (c) of Rule 23c-3 under the 1940 Act, in addition to its quarterly repurchase of shares, the Fund may offer to repurchase its shares on a discretionary basis, provided that (i) the offer is made to all Fund shareholders, (ii) the offer is made no more frequently than every two years, and (iii) certain other conditions of Rule 23c-3 are met.

TRANSFER OF SHARES

Shares are subject to substantial restrictions on transferability.

Any Shares held by a shareholder may be transferred only: (1) by operation of law pursuant to the death, bankruptcy, insolvency, adjudicated incompetence, or dissolution of the shareholder; or (2) under certain limited instances set out in the Declaration of Trust, with the consent of the Board (which may be withheld in the Board’s sole and absolute discretion). If a shareholder transfers Shares with the approval of the Board, the Board will promptly take all necessary actions so that each transferee or successor to whom or to which the Shares are transferred is admitted to the Fund as a shareholder.

No transfer will be permitted unless the Fund consults with its counsel and counsel confirms that the transfer will not cause the Fund to be treated as a “publicly traded partnership” taxable as a corporation. Notwithstanding a finding that the transfer will not cause the Fund to be treated as a “publicly traded partnership” taxable as a corporation, the Board generally may not consent to a transfer of a shareholder’s Shares (or portion of such Shares) unless the following conditions are met: (1) the transferring shareholder has been a shareholder for at least six months; (2) the proposed transfer is to be made on the Valuation Date of an offer by the Fund to repurchase the Shares (or portion of the Shares); and (3) the transfer is one in which the tax basis of the Shares in the hands of the transferee is determined, in whole or in part, by reference to its tax basis in the hands of the transferring shareholder (i.e., certain transfers to affiliates). Notice to the Fund of any proposed transfer of [Founders’] Shares must include evidence satisfactory to the Board that the proposed transferee is an Eligible Investor.

A shareholder that transfers Shares may be charged reasonable expenses, including attorneys’ and accountants’ fees, incurred by the Fund in connection with the transfer.

By purchasing Shares, each shareholder has agreed to indemnify and hold harmless the Fund, the Board, the Adviser, each other shareholder and any affiliate of the foregoing against all losses, claims, damages, liabilities, costs and expenses, including legal or other expenses incurred in investigating or defending against any such losses, claims, damages, liabilities, costs and expenses or any judgments, fines and amounts paid in settlement, joint or several, to which such persons may become subject by reason of or arising from any transfer made by such shareholder in violation of the Declaration of Trust, these provisions or any misrepresentation made by such shareholder in connection with any such transfer.

MANAGEMENT

Board of Trustees

The Board has overall management responsibility for the Fund. See “Board of Trustees” in the Fund’s Statement of Additional Information (the “SAI”) for the names of and other information about the Trustees and officers of the Fund.

Investment Adviser

ABS Investment Management LLC (the “Adviser”), 2187 Atlantic Street, Suite 604, Stamford, Connecticut 06902, serves as the investment adviser to the Fund. Established in 2002, the Adviser has operated as an SEC-registered investment adviser since 2003. The Adviser provides investment advisory services to private investment funds and registered investment companies. As of March 30, 2025, the Adviser had approximately $8 billion in assets under management. The day-to-day management of the Adviser is controlled by its management committee. The Adviser is wholly owned by ABS Global Investments LP.

Pursuant to the Investment Advisory Agreement between the Fund and the Adviser (the “Advisory Agreement”), the Adviser provides portfolio management services to the Fund, subject to the general supervision of the Board, for a management fee calculated at an annual rate equal to [__]%, payable monthly, based on the Fund’s month end NAV.

The Adviser provides office space and executive and other personnel to the Fund. The Fund pays all expenses, other than those agreed to be paid by the Adviser, including but not limited to, printing and postage charges, securities registration and custodian fees, and expenses incidental to its organization. The Adviser will advance all costs and expenses incurred in connection with the Fund’s organization and establishment and the costs incurred in connection with the organization and initial offering of the Shares and will seek reimbursement of such costs and expenses from the Fund consistent with the Expense Limitation Agreement between the Fund and the Adviser. Under the Expense Limitation Agreement, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses to limit the Fund’s total annual fund operating of the [Founders’] Shares, [Retail Class] Shares, and [Class C] Shares such that they will not exceed [__]% after fee waivers and/or expense reimbursements excluding the following: shareholder servicing fees, distribution fees, taxes, interest expenses and other costs of borrowing (including but not limited to loan commitment fees and other lender fees and expenses); portfolio transaction expenses (including but not limited to brokerage fees and commissions, custodial “ticket” costs to process Fund investments in other investment funds, and other fees and expenses incurred in connection with the acquisition, holding, and disposition of securities and other investments); fees and expenses for outsourced third-party chief compliance officer services utilized by the Fund; acquired fund fees and expenses; dividend expenses on short sales; and extraordinary expenses not incurred in the ordinary course of the Fund’s business). The arrangements will continue until [__], 2026. The Adviser may recoup fees waived and expenses reimbursed for a period of three (3) years following the date such reimbursement or reduction was made if such recoupment does not cause current expenses to exceed the expense limit for the applicable Class of Shares in effect at the time the expenses were paid/waived or any expense limit in effect at the time of recoupment.

A discussion regarding the basis of the Board’s approval of the Advisory Agreement will be included in the Fund’s first semi-annual or annual report to shareholders.

Portfolio Managers

Laurence K. Russian and Michael Halper are the Fund’s portfolio managers and are equally responsible for the day-to-day management of the Fund’s portfolio. Biographical information for Messrs. Russian, and Halper is set forth below.

Laurence K. Russian. Laurence K. Russian is managing member and portfolio manager of the Adviser. Prior to founding the Adviser in September 2002, Mr. Russian was a Director for the Alternative Investments Group of Credit Suisse Asset Management (“CSAM”) where he assisted in the management of the group’s various hedge fund-of-funds products as well as a senior Hedge Fund Analyst participating in the selection of hedge fund investments. Mr. Russian was also actively involved in the oversight of new mandates, in regard to legal contracts and structuring of new products. He holds a BA in Economics from Ohio Wesleyan University and an MBA in Finance from New York University’s Stern School of Business. He is a CFA charterholder.

Michael Halper. Michael Halper is a portfolio manager of the Adviser. He is also a member of the Adviser’s Operating Committee, where he is responsible for qualitative research of fundamental equity strategies on a global basis. Prior to joining the Adviser in July 2003, he served as an analyst in the technology investment banking group at Bear Stearns, where he specialized in mergers and acquisitions and strategic financing for mid-cap companies. He holds a BBA in Finance and Accounting from the University of Michigan. He is a CFA charterholder.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities issued by the Fund.

PERFORMANCE

The following information is intended to help you understand the risks of investing in the Shares. The information illustrates the changes in the performance of the Shares from inception and compares the performance of the Shares to the performance of a securities market index over various periods of time. Past performance is not an indication of future performance.

On [__], 2025, simultaneous with the anticipated commencement of the Fund’s operations with respect to the Founder’s Share Class (“Commencement of Operations”), ABS Global Pre-IPO LP (the “Predecessor Fund”), will be reorganized with and into the Founder’s Share Class of the Fund. The Predecessor Fund maintains an investment objective and investment policies that are, in all material respects, substantially similar to those of the Fund. The Fund and the Predecessor Fund share the same investment adviser and portfolio managers.

The performance of the Shares for periods before the Commencement of Operations is that of the Predecessor Fund and includes the expenses of the Predecessor Fund. The performance of the Predecessor Fund has been adjusted to reflect the [Founders’] Class of Shares estimated for its first year of operations as a registered investment company (after giving effect to any fee waivers or expense reimbursements). As the Predecessor Fund has less than a full year of operations, the financial statements of the Predecessor Fund have not been audited for the period that the Predecessor Fund has been in existence (since April 8, 2025). The performance returns of the Predecessor Fund are unaudited and are calculated by the Adviser on a total return basis. The Predecessor Fund was not registered under the 1940 Act and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Code, which, if applicable, may have adversely affected its performance.

The Pre-IPO and Growth Fund – [Founders’] Shares Performance

Monthly and Year-To-Date Returns since Inception (April 8, 2025)

Share Class	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	Year To Date
[Founders’]	[_]%	[_]%	[_]%	[_]%	[_]%	[_]%	[_]%	[_]%	[_]%	[__]%

SERVICES

Administration, Compliance and Fund Accounting Services

[___________] (the “Administrator”) provides administrative, compliance and fund accounting services to the Fund. These services include, but are not limited to: (1) coordinating Board activities; (2) preparing quarterly, semi-annual and annual financial statements; (3) assisting the Adviser in monitoring compliance with the Fund’s investment restrictions and the Fund’s status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended; (4) preparing annual expense budgets, coordinating expense payments, and establishing expense accruals; (5) assisting in the preparation of or preparing, as applicable, the Fund’s regulatory filings and submitting such filings to the applicable regulator; (6) computing Class NAVs; and (7) preparing tax work schedules for excise tax and tax provision purposes and calculating dividend and capital gain distributions for review and approval by the Fund’s officers and its independent registered public accounting firm.

Pursuant to an administration and fund accounting agreement between the Fund and the Administrator, the Fund pays the Administrator: (1) an asset-based fee for fund accounting services, subject to an annual minimum fee; (2) an asset based fee for specified administration and compliance services, subject to an annual minimums fee; and (3) certain out of pocket and account expenses.

The Administrator is located at [_________].

Transfer Agent Services

[___________] serves as the Fund’s transfer agent and dividend paying agent.

Custodian

[_________], located at [_________] (the “Custodian”), is custodian of the Fund’s investments.

EXPENSES

Fund Expenses

The Fund will bear all expenses incurred in its business and operations. Expenses borne by the Fund include, but are not limited to, the following:

●	All organizational and initial offering costs (unless assumed by the Adviser);

●	All costs and expenses associated with the registration of the Fund under, and compliance with, any applicable federal or state laws;

●	Attorneys’ fees and disbursements associated with updating the Fund’s registration statement, Prospectus and other offering related documents (the “Offering Materials”); the costs of printing the Offering Materials; the costs of distributing the Offering Materials to prospective investors; and attorneys’ fees and disbursements associated with the preparation and review thereof;

●	The costs and expenses of holding meetings of the Board and any meetings of shareholders, including legal costs associated with the preparation and filing of proxy materials;

●	Compensation paid to the Fund’s Trustees who are not employees of the Adviser or any affiliate thereof, compensation paid to the Trust’s officers, travel expenses of the Fund’s Trustees and officers relating to Fund business matters including fees for industry-related organizations and conferences;

●	Fees and disbursements of attorneys retained by the Fund, including, but not limited to, legal counsel to the Independent Trustees, of the Fund’s independent registered public accounting firm and of other consultants and professionals engaged on behalf of the Fund including compliance consultants and background check providers engaged by the Adviser to provide information regarding the investment managers to Pooled Investment Vehicles in which the Adviser proposes to invest Fund assets;

●	Ordinary administrative and operating expenses, including the Adviser’s fee, and all expenses associated with the pricing of Fund assets;

●	Risk management expenses;

●

Ordinary and recurring investment expenses, including all fees and expenses, directly related to investment transactions and positions for the Fund’s account (including brokerage, clearing, and settlement costs, and issue and transfer taxes), custodial costs, and interest charges;

●	Professional fees (including, without limitation, expenses of consultants, experts, and specialists);

●	Taxes and fees payable by the Fund to federal, state or other governmental agencies;

●	All fees and expenses related to the identification, evaluation, negotiation, acquisition, due diligence, and closing, of its investments, whether or not consummated, including its allocated percentage of any such fees and expenses related to primary and secondary investments in Pooled Investment Vehicles made with other parties;

●	All costs and expenses associated with the Fund’s quarterly repurchases;

●	The fees payable to various service providers for services rendered to the Fund including, but not limited to, audit, advisory, compliance, tax preparation, custodial, transfer agency and fund accounting services (“Servicing”), and the out of pocket expenses thereof. Servicing may include the dissemination of information regarding Fund transactions amongst the Fund’s service providers and the communication of Fund information to shareholders and their agents and to the public to the extent permitted under the 1940 Act, other applicable law and the Fund’s compliance policies and procedures;

●	All costs and expenses of preparing, setting in type, printing and distributing reports and other communications to shareholders;

●	The cost, or its share of costs for of bonding or a fidelity bond and any liability insurance obtained on behalf of the Fund or its Trustees;

●	Costs of equipment or services used in connection with the maintenance of the Fund’s website to the extent permitted under the 1940 Act;

●	All expenses associated with computing the Shares’ NAV, including any equipment or services obtained for these purposes; and

●	Expenses incurred by the Fund outside of the ordinary course of business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, dispute or regulatory investigation/proceeding and the amount of any judgment or settlement paid in connection therewith, the enforcement of the Fund’s rights against any person or entity, the indemnification of the Fund’s Trustees, officers and shareholders as provided under the Declaration of Trust;

●	Such other types of expenses as may be approved from time to time by the Board including, but not limited to, the expenses of the Fund’s reorganization, restructuring or merger, as applicable, expenses of soliciting proxies for a meeting of the Fund’s shareholders, and the expenses of engaging new service providers to Fund.

The Adviser will bear all of its own routine overhead expenses, including rent, utilities, salaries, office equipment and communications expenses. In addition, excepting the Fund’s Chief Compliance Officer, the Adviser is responsible for the payment of the compensation and expenses of those members of the Board and officers of the Fund affiliated with the Adviser, and making available, without expense to the Fund, the services of such individuals, subject to their individual consent to serve and to any limitations imposed by law.

Pooled Investment Vehicles’ Expenses

The Pooled Investment Vehicles in which the Fund may invest bear all expenses incurred in connection with their operations. These expenses are similar to those incurred by the Fund. As an investor in a Pooled Investment Vehicle, the Fund will indirectly bear its pro rata allocation of these expenses and fees or Acquired Fund Fees and Expenses.

Acquired Fund Fees and Expenses include fees payable to a Pooled Investment Vehicle’s manager. Such managers generally will charge asset-based fees to and receive performance-based allocations from the Pooled Investment Vehicles, which will generally reduce the investment returns of the Pooled Investment Vehicles and the amount of any distributions from the Pooled Investment Vehicles to the Fund. Generally, fees payable to such managers are estimated to range from 0.25% to 1.50% (annualized) of the average NAV of the Fund’s investment in a Pooled Investment Vehicle. In addition, certain managers charge a performance-based allocation or fee which is expected to range up to 25% of a Pooled Investment Vehicle’s net profits, although it is possible that such range may be exceeded for certain managers. These fees payable to managers are estimates and may be higher or lower.

Expense Limitation

Under the Expense Limitation Agreement, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses to limit the Fund’s total annual fund operating of the [Founders’] Shares, [Retail Class] Shares, and [Class C] Shares such that they will not exceed [__]% after fee waivers and/or expense reimbursements excluding the following: shareholder servicing fees, distribution fees, taxes, interest expenses and other costs of borrowing (including but not limited to loan commitment fees and other lender fees and expenses); portfolio transaction expenses (including but not limited to brokerage fees and commissions, custodial “ticket” costs to process Fund investments in other investment funds, and other fees and expenses incurred in connection with the acquisition, holding, and disposition of securities and other investments); fees and expenses for outsourced third-party chief compliance officer services, if and when utilized by the Fund; acquired fund fees and expenses; dividend expenses on short sales; and extraordinary expenses not incurred in the ordinary course of the Fund’s business). The arrangements will continue until [__], 2026. The Adviser may recoup fees waived and expenses reimbursed for a period of three (3) years following the date such reimbursement or reduction was made if such recoupment does not cause current expenses to exceed the expense limit for the applicable Class of Shares in effect at the time the expenses were paid/waived or any expense limit in effect at the time of recoupment.

DETERMINATION OF NET ASSET VALUE

The Fund will calculate the NAV of the Shares as of the close of business on each Business Day. The NAV of each Class of Shares will equal the value of the assets attributable to such Class, less all liabilities of such Class, including accrued fees and expenses. The NAV per Share for each Class equals the NAV of such Class divided by the number of outstanding Shares of such Class.

Because the Fund invests a portion of its assets in Private Companies and Pooled Investment Vehicles (collectively, “Portfolio Investments”), the NAV of the Shares will depend on the value of such Portfolio Investments. The NAVs of Portfolio Investments are generally not readily available from pricing vendors.

Accordingly, the Board has approved procedures pursuant to which the Fund will value its investments in Portfolio Investments in which the Fund invests at fair value (the “Valuation Procedures”). The Board has delegated execution of the Valuation Procedures to the Adviser as the valuation designee. Under the Valuation Procedures, the Adviser, in its capacity as valuation designee, is responsible for determining the fair value of each Portfolio Investment as of each date upon the Fund calculates its per-share NAV (the “NAV Date”). The Valuation Procedures require the Adviser to consider all relevant information when assessing and determining the fair value of the Fund’s interest in each Portfolio Investment in which the Fund holds an interest and to make all fair value determinations in good faith. All fair value determinations made by the Adviser are subject to the review and supervision of the Board. The Board is responsible for ensuring that the valuation process utilized by the Adviser is fair to the Fund and consistent with applicable regulatory guidelines.

As a general matter, the fair value of the Fund’s interest in a Portfolio Investment will be the amount that the Fund could reasonably expect to receive if the Fund’s interest therein was redeemed as of the NAV Date. In accordance with the Valuation Procedures, the fair value of the Fund’s interest in a Portfolio Investment as of a NAV Date will ordinarily be the most recent NAV reported by such Portfolio Investment’s manager or third-party administrator. In the event that the last reported NAV of a Portfolio Investment is not as of the NAV Date, the Adviser may use other information that it believes should be taken into consideration in determining such Portfolio Investment’s fair value as of the NAV Date including benchmark or other triggers to determine any significant market movement that has occurred between the effective date of the most recent NAV reported by the Portfolio Investment and the NAV Date. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values will reasonably reflect market values of securities for which market quotations are available or fair value as of the Portfolio Investment’s valuation date.

Prior to investing in a Portfolio Investment, the Adviser will conduct a due diligence review of the valuation process utilized by such Portfolio Investment, its manager, and where applicable, its third-party administrator to confirm that the valuation process employed by the Portfolio Investment includes the use of market values where available and the principals of fair value that the Adviser reasonably believes to be consistent with those used by the Fund to value its own investments. Although the Adviser reviews the valuation principles of each Portfolio Investment in which the Fund invests, neither the Adviser, nor the Board will be able to confirm the accuracy of any NAV information provided by such Portfolio Investment (which are unaudited except for NAV of the Portfolio Investment as of its fiscal year end).

Each Pooled Investment Vehicle in which the Fund invests will typically make available NAV information to holders which will represent the price at which, even in the absence of redemption activity, the Pooled Investment Vehicle would have effected a redemption if any such requests had been timely made, or if, in accordance with the terms of the Pooled Investment Vehicle’s governing documents, it would be necessary to effect a mandatory redemption.

The valuations reported by Portfolio Investments upon which the Fund calculates the NAV of its Shares, may be subject to later adjustment, based on information reasonably available at that time. For example, fiscal year-end NAV calculations of Portfolio Investments are audited by such entity’s independent auditors and may be revised as a result of such audits. Other adjustments may occur from time to time. Such adjustments or revisions, whether increasing or decreasing the NAV of the Shares, because they relate to information available only at the time of the adjustment or revision, will not affect the amount of the repurchase proceeds of the Fund received by shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations adversely affect the Shares’ NAV, the outstanding Shares will be adversely affected by prior repurchases to the benefit of shareholders who had their Shares repurchased at a NAV per Share higher than the adjusted amount. Conversely, any increases in the NAV per Share resulting from such subsequently adjusted valuations will be entirely for the benefit of the outstanding shareholders and to the detriment of shareholders who previously had their Shares repurchased at a NAV per Share lower than the adjusted amount. The same principles apply to the purchase of Shares. New shareholders may be affected in a similar way.

Expenses of the Shares, including the Adviser’s management fee and the costs of any borrowings, are accrued and taken into account for the purpose of determining the NAV of each Share Class.

Prospective investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Shares net assets if the judgments of the Adviser should prove incorrect. Also, the fair value of a Portfolio Investment in which the Fund has an interest may not be the price at which the Fund ultimately disposes of such interest.

To the extent the Adviser invests the assets of the Fund in securities or other instruments for which market quotations are readily available (e.g., cash equivalents), the Fund will generally value such assets as described below. Securities traded on one or more securities exchanges and not subject to restrictions against resale in the market are generally valued at the last quoted sales price on the primary exchange on which the securities are traded. Securities not traded on any securities exchange for which over-the-counter market quotations are readily available will be valued at the mean of the last bid and asked prices. Redeemable securities issued by a registered open-end investment company will be valued at the investment company’s NAV per Share. Debt securities may also be valued based on broker/dealer supplied quotations or pursuant to matrix pricing provided by a Board approved pricing service. Matrix pricing is a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost. If market quotations are not readily available or deemed to be unreliable by the Adviser, securities and other assets will be valued at fair value by the Adviser as valuation designee as determined in good faith in accordance with Valuation Procedures.

DISTRIBUTIONS TO SHAREHOLDERS

The Fund intends to distribute net investment income and capital gains annually. Unless a shareholder elects to receive distributions in cash, such distributions will automatically be reinvested in additional Shares of the same Class under the Fund’s Dividend Reinvestment Plan. See “Dividend Reinvestment Plan.”

DIVIDEND REINVESTMENT PLAN

Shareholders will automatically participate in the Fund’s Dividend Reinvestment Plan (“DRIP”) and have all income dividends and/or capital gains distributions automatically reinvested in additional Shares of the same Class unless they elect in writing to receive distributions in cash in their subscription agreement with the Fund. [________] (the “Agent”) acts as the agent for participants under the DRIP. Participants in the DRIP will receive an amount of Shares of the respective Class equal to the amount of the distribution on that participant’s Shares divided by the immediate post-distribution NAV per Share of the respective Class of Shares.

Shareholders who elect not to participate in the DRIP will receive all distributions in cash paid by wire (or, if the Shares are held in street or other nominee name, then to the nominee) by [________] as dividend paying agent. To the extent shareholders make an election to receive distributions in cash. The automatic reinvestment of dividends and distributions will not relieve participants of any income taxes that may be payable (or required to be withheld) on dividends and distributions.

A shareholder may withdraw from the DRIP at any time. There will be no penalty for withdrawal from the DRIP and shareholders who have previously withdrawn from the DRIP may rejoin it at any time. Changes in elections must be in writing and should include the shareholder’s name and address as they appear on the records of the Fund. An election to withdraw from the DRIP will, until such election is changed, be deemed to be an election by a shareholder to take all subsequent distributions in cash. An election will be effective only for a distribution declared and having a record date of at least 10 (ten) days after the date on which the election is received. A shareholder whose Shares are held in the name of a broker or nominee should contact such broker or nominee concerning changes in that shareholder’s election.

Questions concerning the DRIP should be directed to the Agent at [__] or [__].

CERTAIN TAX CONSIDERATIONS

The following discussion is a general summary of the material U.S. federal income tax considerations applicable to the Fund and to an investment in Shares. This summary does not purport to be a complete description of the income tax considerations applicable to such an investment. For example, the following summary does not describe tax consequences that are assumed to be generally known by investors or certain considerations that may be relevant to certain types of shareholders subject to special treatment under U.S. federal income tax laws, including shareholders subject to the alternative minimum tax, tax-exempt organizations, insurance companies, dealers in securities, pension plans and trusts, and financial institutions. This summary assumes that shareholders hold Shares as capital assets (generally, property held for investment). The discussion is based upon the Code, Treasury regulations and administrative and judicial interpretations, each as of the date of this Prospectus and all of which are subject to change, possibly retroactively, which could affect the continuing validity of this summary. The Fund has neither sought nor will seek any ruling from the Internal Revenue Service (“IRS”) regarding this offering. This summary does not discuss any aspects of U.S. estate or gift tax or foreign, state or local income tax. It does not discuss the special treatment under U.S. federal income tax laws that could result if the Fund invested in tax-exempt securities or certain other investment assets.

Tax matters summarized herein are very complicated and the tax consequences to an investor of an investment in [Founders’] Shares will depend on the facts of its particular situation. Shareholders are encouraged to consult their own tax advisers regarding the specific consequences of such an investment, including tax reporting requirements, the applicability of U.S. federal, state, local and foreign tax laws, eligibility for the benefits of any applicable tax treaty and the effect of any possible changes in the tax laws.

Tax reform legislation commonly known as the Tax Cuts and Jobs Act (the “Tax Act”) was enacted on December 22, 2017. The Tax Act makes significant changes to the U.S. federal income tax rules for individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Most of the changes applicable to individuals are temporary and, without further legislation, will not apply after 2025. The application of certain provisions of the Tax Act is uncertain, and the changes in the Tax Act may have indirect effects on the Fund, its investments and its shareholders that cannot be predicted. In addition, legislative, regulatory or administration changes could be enacted or promulgated at any time, either prospectively or with retroactive effect. Prospective shareholders should consult their tax advisors regarding the implications of the Tax Act on their investment in the Fund.

Specifically, the following changes made by the Tax Act affect possible investments by the Fund and the taxation of prospective shareholders. First, the Tax Act reduces the dividend received deduction percentage from 70% to 50% for ordinary dividends paid to corporate shareholders. Thus, a greater percentage of the ordinary dividend paid by the Fund to the corporate shareholder will be subject to income tax. Second, the Tax Act repeals the alternative minimum tax (“AMT”) for corporate shareholders and reduces the number of non-corporate shareholders subject to AMT. With these changes to AMT, the Fund may be more inclined to invest in certain assets, such as private activity bonds, that otherwise might subject the shareholder to AMT. Third, the Tax Act repealed the deduction of investment management fees as miscellaneous itemized deductions. A RIC may deduct these expenses when determining the amount available to be distributed to a shareholder. Thus, a shareholder in the Fund may receive better tax treatment with regard to these expenses than an investor who directly invests in the same investments.

A “U.S. Shareholder” is a beneficial owner of Shares that is for U.S. federal income tax purposes:

●	a citizen or individual resident of the U.S.;
●	a corporation, or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the U.S. or any state thereof or the District of Columbia;
●	a trust, if a court within the U.S. has primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or the trust has a valid election in effect under applicable Treasury regulations to be treated as a U.S. person; or
●	an estate, the income of which is subject to U.S. federal income taxation regardless of its source.

A “Non-U.S. Shareholder” is a beneficial owner of shares that is not a U.S. Shareholder.

If a partnership (including an entity treated as a partnership for U.S. federal income tax purposes) holds [Founders’] Shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership. If a prospective shareholder of the Fund is a partnership, a partner of such a partnership should consult the partner’s tax advisers with respect to the purchase, ownership and disposition of [Founders’] Shares.

Election to be Taxed as a RIC

The Fund has elected to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund generally will not pay corporate-level U.S. federal income taxes on any ordinary income or capital gains that it distributes to its shareholders as dividends. To qualify as a RIC, the Fund must, among other things, meet certain source-of-income and asset diversification requirements (that are described below). In addition, the Fund must distribute to shareholders, for each taxable year, an amount equal to at least 90% of the Fund’s “investment company taxable income,” which is generally its ordinary income plus the excess of realized net short-term capital gain over realized net long-term capital loss, reduced by deductible expenses, referred to herein as the “Annual Distribution Requirement.”

Taxation as a RIC

If the Fund:

●	qualifies as a RIC; and
●	satisfies the Annual Distribution Requirement;

then the Fund will not be subject to U.S. federal income tax on the portion of its investment company taxable income and net capital gain (generally, realized net long-term capital gain in excess of realized net short-term capital loss) distributed to its shareholders. The Fund will be subject to U.S. federal income tax at regular corporate rates on any income or capital gain not distributed (or deemed distributed) to shareholders.

The Fund will be subject to a 4% nondeductible U.S. federal excise tax on certain undistributed income unless the Fund distributes in a timely manner an amount at least equal to the sum of: (1) 98% of the Fund’s ordinary income for each calendar year; (2) 98.2% of the Fund’s capital gain net income for the one-year period generally ending October 31 in that calendar year; and (3) any income realized, but not distributed, in preceding years, which is referred to as the “Excise Tax Avoidance Requirement.” The Fund currently intends to make sufficient distributions each taxable year to satisfy the Excise Tax Avoidance Requirement.

To qualify as a RIC for U.S. federal income tax purposes, the Fund generally must, among other things:

●	derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of stock or other securities or foreign currencies, or other income (including but not limited to, gains from options, futures or forward contracts) derived with respect to the Fund’s business of investing in such stock, securities or currencies, which the Fund refers to as the “90% Income Test;” and
●	diversify the Fund’s holdings so that at the end of each quarter of the taxable year:

-	at least 50% of the value of the Fund’s assets consists of cash, cash equivalents, U.S. Government securities, securities of other RICs, and other securities if such other securities of any one issuer (other than securities of other RICs) do not represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer; and

-	no more than 25% of the value of the Fund’s assets is invested in the securities, other than U.S. Government securities or securities of other RICs, of one issuer, the securities of two or more issuers that are controlled, as determined under applicable tax rules, by the Fund and that are engaged in the same or similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships which the Fund refers to as the “Diversification Tests.”

The Fund may invest in “passive foreign investment companies” or “PFICs.” A PFIC is an offshore investment fund that is treated as a corporation for U.S. tax purposes. Subchapter M of the Code does not require the Fund to look through to the underlying investments held in the portfolios of PFICs in order to determine compliance with the RIC tax requirements. Investments in PFICs may involve costs, including withholding taxes that the Fund would not incur if it invested in U.S. domestic investment funds. Also, the Foreign Account Tax Compliance (“FATCA”), incorporated into the Code generally will require a PFIC to register with the IRS and agree to identify certain of its direct and indirect U.S. account holders in order to avoid a U.S. withholding tax of 30% on certain payments (including payments of gross proceeds) made with respect to actual and deemed U.S. investments.

The Fund may also be required to recognize taxable income from PFIC investments in circumstances in which the Fund does not receive cash. Specifically, the Fund may elect to mark-to-market at the end of each taxable year its interests in Pooled Investment Vehicles that are classified as PFICs for U.S. federal income tax purposes. As a result of the “mark-to-market election”, at the end of each taxable year the Fund would recognize as ordinary income any increase in the value of such interests, and as ordinary loss any decrease in such value to the extent it does not exceed prior increases included in income. Because any mark-to-market income will be included in investment company taxable income for each taxable year, the Fund may be required to make a distribution to shareholders in order to satisfy the Annual Distribution Requirement and the Excise Tax Avoidance Requirement, even though the Fund will not have received any corresponding cash amount.

As an alternative to the “mark-to-market election,” in certain circumstances the Fund may be able make a Qualified Electing Fund (“QEF”) election with respect to the shares of a PFIC in which it owns shares. If the Fund makes a QEF election, then the Fund must include in income for each year its pro rata share of the PFIC’s ordinary earnings and net capital gain, if any, for the PFIC’s taxable year that ends with or within the taxable year of the Fund, regardless of whether or not distributions were received from the PFIC by the Fund. Losses of the PFIC would not pass through to the Fund on a current basis; however, the Fund may ultimately recognize such losses on a disposition of the shares of the PFIC. The Fund would generally recognize capital gain or loss on the sale, exchange, or other disposition of the shares of a PFIC with respect to which the Fund made a QEF election. Such gain or loss will be treated as long-term capital gain or loss if the Fund’s holding period in the PFIC shares is greater than one year at the time of the sale, exchange or other disposition. In order for the Fund to make a QEF election, the PFIC must annually provide the Fund with certain information regarding the Fund’s share of the PFIC’s net ordinary earnings and net long term capital gain. The Fund may not be able to obtain such information from any Pooled Investment Vehicle. Therefore, there can be no assurance that the Fund will be able to make a QEF election with respect to any Pooled Investment Vehicle.

If the Fund borrows money, the Fund may be prevented by loan covenants from declaring and paying dividends in certain circumstances. Limits on the Fund’s payment of dividends may prevent the Fund from meeting the Annual Distribution Requirement, and may, therefore, jeopardize the Fund’s qualification for taxation as a RIC, or subject the Fund to the 4% excise tax.

The Fund is permitted under the 1940 Act to borrow funds and to sell assets in order to satisfy the Annual Distribution Requirement. However, the Fund, under the 1940 Act, is not permitted to make distributions to shareholders while its debt obligations and senior securities are outstanding unless certain asset coverage tests are met. Moreover, the Fund’s ability to dispose of assets to meet the distribution requirements may be limited by: (1) the illiquid nature of its portfolio; and (2) other requirements relating to the Fund’s status as a RIC, including the Diversification Tests.

If the Fund disposes of assets to meet the Annual Distribution Requirement, the Diversification Tests, or the Excise Tax Avoidance Requirement, the Fund may make such dispositions at times that, from an investment standpoint, are not advantageous.

If the Fund fails to satisfy the Annual Distribution Requirement or otherwise fails to qualify as a RIC in any taxable year, the Fund will be subject to tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to shareholders. In that case, all of the Fund’s income will be subject to corporate-level U.S. federal income tax, reducing the amount available to be distributed to shareholders. In contrast, assuming the Fund qualifies as a RIC, its corporate-level U.S. federal income tax should be substantially reduced or eliminated.

The remainder of this discussion assumes that the Fund qualifies as a RIC and has satisfied the Annual Distribution Requirement.

Taxation of U.S. Shareholders

Distributions by the Fund generally are taxable to U.S. Shareholders as ordinary income or long-term capital gain. Distributions of the Fund’s “investment company taxable income” (which is, generally, ordinary income plus realized net short-term capital gain in excess of realized net long-term capital loss, reduced by deductible expenses) will be taxable as ordinary income to U.S. Shareholders to the extent of the Fund’s current and accumulated earnings and profits, whether paid in cash or reinvested in additional Shares. Distributions of the Fund’s “investment company taxable income” attributable to its investments in PFICs will not be eligible for the dividends received deduction allowed to corporate shareholders and will not qualify for the reduced rates of tax for qualified dividend income allowed to individuals. Distributions of the Fund’s net capital gain (which is generally the Fund’s realized net long-term capital gain in excess of realized net short-term capital loss) properly designated by the Fund as “capital gain dividends” will be taxable to a U.S. Shareholder as long-term capital gains, currently subject to reduced rates of U.S. federal income tax in the case of non-corporate U.S. Shareholders, regardless of the U.S. Shareholder’s holding period for its Shares and regardless of whether paid in cash or reinvested in additional Shares. The Fund may be able to make distributions of capital gains received from Pooled Investment Vehicle in which the Fund has made a QEF election. Such distributions will generally be taxable to U.S. Shareholders as long-term capital gain regardless of whether the U.S. shareholder receives such payments in cash or reinvests the distributions into the Fund. A U.S. Shareholder may be eligible for a reduced rate of taxation on long-term capital gain distributions received from the Fund, regardless of how long the U.S. Shareholder has held its Shares. Distributions in excess of the Fund’s earnings and profits first will reduce a U.S. Shareholder’s adjusted tax basis in such shareholder’s Shares and, after the adjusted basis is reduced to zero, will constitute capital gain from the sale of Shares to such U.S. Shareholder.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” The Medicare tax applies to individuals who have net investment income and adjusted gross income in excess of certain income thresholds set forth in the Code. The Medicare tax also applies to trusts and estates that have undistributed net investment income and adjusted gross income that would be subject to the maximum income tax rate for an estate or trust.

For purposes of determining whether the Annual Distribution Requirement is satisfied for any year and the amount of capital gain dividends paid for that year, the Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question. If the Fund makes such an election, the U.S. Shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by the Fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the Fund’s U.S. Shareholders on December 31 of the year in which the dividend was declared. Shareholders who receive distributions in the form of Shares will be subject to the same U.S. federal, state and local tax consequences as if they received cash distributions. Dividends and other taxable distributions are taxable to shareholders even though they are reinvested in additional Shares.

Pursuant to the Fund’s DRIP, when the Fund declares a dividend, each shareholder that has not made an election to receive distributions in cash will automatically have their dividends reinvested in additional Shares. To the extent shareholders make an election to receive distributions in cash, the Fund may pay any or all such distributions in a combination of cash and Shares. Depending on the circumstances of the shareholder, the tax on the distribution may exceed the amount of the distribution received in cash, if any, in which case such shareholder would have to pay the tax using cash from other sources. A shareholder that receives Shares pursuant to a distribution generally has a tax basis in such Shares equal to the amount of cash that would have been received instead of Shares as described above, and a holding period in such Shares that begins on the Business Day following the payment date for the distribution.

A U.S. Shareholder generally will recognize taxable gain or loss if the U.S. Shareholder sells or otherwise disposes of its Shares. Such shareholder’s gain or loss is generally calculated by subtracting from the gross proceeds the cost basis of its Shares sold or otherwise disposed of. Upon such disposition of such Shares, the Fund will report the gross proceeds and cost basis to such shareholder and the IRS. For each disposition, the cost basis will be calculated using the Fund’s default method of first-in, first-out, unless such shareholder instructs the Fund in writing to use a different calculation method permitted by the IRS, including average cost or specific Share lot identification. The cost basis method elected by the shareholder (or the cost basis method applied by default) for each disposition of Shares may not be changed after the settlement date of each such disposition of Shares. If a shareholder holds its Shares through a broker (or other nominee), such shareholder should contact that broker (nominee) with respect to reporting of cost basis and available elections for its account. Shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.

Any gain arising from a sale or disposition generally will be treated as long-term capital gain or loss if the shareholder has held its Shares for more than one year. Otherwise, it will be classified as short-term capital gain or loss. However, any capital loss arising from the sale or disposition of Shares held for six (6) months or less will be treated as long-term capital loss to the extent of the amount of capital gain dividends received, or undistributed capital gain deemed received, with respect to such Shares. In addition, all or a portion of any loss recognized upon a disposition of Shares may be disallowed if other Shares are purchased (whether through reinvestment of distributions or otherwise) within 30 calendar days before or after the disposition.

In general, non-corporate U.S. Shareholders currently are subject to reduced rates of U.S. federal income tax on their net capital gain (generally, the excess of realized net long-term capital gain over realized net short-term capital loss for a taxable year, including a long-term capital gain derived from an investment in Shares). Such rate currently is lower than the maximum rate on ordinary income currently payable by individuals. Corporate U.S. Shareholders currently are subject to U.S. federal income tax on net capital gain at the same rates that apply to ordinary income; provided, however, that the maximum rate applicable to capital gains is 21%. Non-corporate U.S. Shareholders with net capital losses for a year (i.e., capital loss in excess of capital gain) generally may deduct up to $3,000 of such losses against their ordinary income each year. Any net capital losses of a non-corporate U.S. Shareholder in excess of $3,000 generally may be carried forward and used in subsequent years as provided in the Code. Corporate U.S. Shareholders generally may not deduct any net capital losses for a year, but may carry back such losses for three years or carry forward such losses for five years.

The Fund will send to each U.S. Shareholder, as promptly as possible after the end of each calendar year, but in no event later than the Fund’s distribution of Form 1099, a notice detailing, on a per Share and per distribution basis, the amounts includible in such U.S. Shareholder’s taxable income for such year as ordinary income and as long-term capital gain. In addition, the U.S. federal tax status of each year’s distributions generally will be reported to the IRS. Distributions may also be subject to additional state, local and foreign taxes depending on a U.S. Shareholder’s particular situation.

The Fund may be required to withhold U.S. federal income tax, or “backup withholding,” currently the rate set forth in Section 3406 of the Code, from all taxable distributions to any non-corporate U.S. Shareholder: (1) who fails to furnish the Fund with a correct taxpayer identification number or a certificate that the shareholder is exempt from backup withholding; or (2) with respect to whom the IRS notifies the Fund that such shareholder has failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect. An individual’s taxpayer identification number is his or her social security number. Any amount withheld under backup withholding is allowed as a credit against the U.S. Shareholder’s U.S. federal income tax liability and may entitle such shareholder to a refund; provided that proper information is timely provided to the IRS.

U.S. Tax Exempt Shareholders. U.S. tax-exempt entities, including, but not limited to, ERISA Plans and IRAs, are generally subject to federal income tax on unrelated business taxable income or UBTI. UBTI includes “unrelated debt-financed income,” which generally consists of (i) income derived by an exempt organization (directly or indirectly through an interest in another entity) from income-producing property with respect to which there is “acquisition indebtedness” at any time during the taxable year, and (ii) gains derived by an exempt organization (directly or indirectly through an interest in another entity) from the disposition of property with respect to which there is “acquisition indebtedness” at any time during the twelve-month period ending with the date of such disposition.

Generally, distributions by the Fund, like distributions by a corporation, will not be taxable to U.S. tax exempt shareholders even if such dividends are attributable to UBTI.

A portion of the dividends and capital gains distributed by the Fund to a U.S. tax-exempt shareholder and attributable to UBTI would, however, be subject to federal income tax if the tax-exempt shareholder borrowed money to acquire its investment in the Fund. Moreover, a U.S. tax-exempt shareholder will recognize UBTI from the sale of some or all of its interest in the Fund if the shareholder has outstanding “acquisition indebtedness” at any time during the twelve month period ending with the date of the sale.

Taxation of Non-U.S. Shareholders

Whether an investment in Shares is appropriate for a Non-U.S. Shareholder will depend upon that person’s particular circumstances. An investment in Shares by a Non-U.S. Shareholder may have material and adverse tax consequences. Non-U.S. Shareholders should consult their tax advisers before investing in Shares.

Distributions of the Fund’s “investment company taxable income” to Non-U.S. Shareholders, subject to the discussion below, will be subject to withholding of U.S. federal income tax at a 30% rate (or lower rate provided by an applicable income tax treaty) to the extent of the Fund’s current and accumulated earnings and profits unless the distributions are effectively connected with a U.S. trade or business of the Non-U.S. Shareholder, and, if an income tax treaty applies, are attributable to a permanent establishment in the U.S. of the Non-U.S. Shareholder, in which case the distributions will be subject to U.S. federal income tax at the rates applicable to U.S. Shareholders. In that case, the Fund will not be required to withhold federal tax if the Non-U.S. Shareholder complies with applicable certification and disclosure requirements. Special certification requirements apply to certain foreign entities, including foreign trusts and foreign partnerships, and Non-U.S. Shareholders are urged to consult their tax advisers in this regard.

Actual or deemed distributions by the Fund of capital gain dividends to a Non-U.S. Shareholder and gain realized by a Non-U.S. Shareholder upon the sale of Shares will not be subject to withholding of U.S. federal income tax and generally will not be subject to U.S. federal income tax unless: (a) the distributions or gains, as the case may be, are effectively connected with a U.S. trade or business of the Non-U.S. Shareholder and, if an income tax treaty applies, are attributable to a permanent establishment maintained by the Non-U.S. Shareholder in the U.S.; or (b) the Non-U.S. Shareholder is an individual, has been present in the U.S. for 183 calendar days or more during the taxable year, and certain other conditions are satisfied.

If the Fund distributes its net capital gain, if any, in the form of deemed rather than actual distributions (which the Fund may do in the future), a Non-U.S. Shareholder will be entitled to a U.S. federal income tax credit or tax refund equal to the Non-U.S. Shareholder’s allocable share of the tax the Fund pays on the capital gain deemed to have been distributed. In order to obtain the refund, the Non-U.S. Shareholder must obtain a U.S. taxpayer identification number and file a U.S. federal income tax return even if the Non-U.S. Shareholder would not otherwise be required to obtain a U.S. taxpayer identification number or file a U.S. federal income tax return. For a corporate Non-U.S. Shareholder, distributions (both actual and deemed), and gains realized upon the sale of the Fund’s common stock that are effectively connected with a U.S. trade or business may, under certain circumstances, be subject to an additional “branch profits tax” at a 30% rate (or at a lower rate if provided for by an applicable income tax treaty). Accordingly, investment in Shares may not be appropriate for certain Non-U.S. Shareholders.

A Non-U.S. Shareholder who is a non-resident alien individual, and who is otherwise subject to withholding of U.S. federal income tax, may be subject to information reporting and backup withholding of U.S. federal income tax on dividends unless the Non-U.S. Shareholder provides the Fund or the dividend paying agent with an IRS Form W-8BEN (or an acceptable substitute form) or otherwise meets documentary evidence requirements for establishing that it is a Non-U.S. Shareholder or otherwise establishes an exemption from backup withholding.

FATCA will generally impose a U.S. withholding tax of 30% on payments to certain foreign entities of U.S.-source dividends and the gross proceeds from dispositions of shares that produces U.S.-source dividends, unless various U.S. information reporting and due diligence requirements that are different from, and in addition to, the beneficial owner certification requirements described above have been satisfied. To avoid withholding under these provisions, certain Non-U.S. Shareholders may need to enter into information-sharing agreements with the IRS in which they agree to identify and report information to the IRS each year on their U.S. accounts and withhold on “passthrough payments” to certain accountholders or owners who do not provide information or comply with the FATCA requirements.

Non-U.S. Shareholders should consult their own tax advisers with respect to the U.S. federal income tax and withholding tax, and state, local and foreign tax consequences of an investment in Shares.

Failure to Qualify as a RIC

If the Fund were unable to qualify for treatment as a RIC, the Fund would be subject to U.S. federal income tax on all of its net taxable income at regular corporate rates. The Fund would not be able to deduct distributions to shareholders, nor would they be required to be made. Distributions would generally be taxable to non-corporate shareholders as ordinary dividend income eligible for the reduced rates of U.S. federal income tax to the extent of the Fund’s current and accumulated earnings and profits. Subject to certain limitations under the Code, corporate U.S. Shareholders would be eligible for the dividends received deduction. Distributions in excess of the Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholder’s tax basis, and any remaining distributions would be treated as a capital gain. If the Fund were to fail to meet the RIC requirements in its first taxable year or, with respect to later years, for more than two consecutive years, and then to seek to requalify as a RIC, the Fund would be required to recognize gain to the extent of any unrealized appreciation in its assets unless the Fund made a special election to pay corporate-level tax on any such unrealized appreciation recognized during the succeeding ten year period.

Recognition of Uncertain Tax Positions

Accounting Standards Codification (“ASC”) 740, “Income Taxes” (in part formerly known as “FIN 48”), which is part of United States (“U.S. GAAP”), provides guidance on the recognition of uncertain tax positions. ASC 740 may require an entity reporting in accordance with U.S. GAAP to reserve a liability for income taxes on its books. ASC 740 prescribes the minimum recognition threshold that a tax position is required to meet before being recognized in an entity’s financial statements. It also provides guidance on recognition, measurement, classification and interest and penalties with respect to tax positions. A prospective investor should be aware that, among other things, ASC 740 could have a material adverse effect on the periodic calculations of the NAV of the Fund (or of a Portfolio Investment), including reducing the net asset value of the Fund (or a Portfolio Investment) to reflect reserves for income taxes that may be payable in respect of current and/or prior periods by the Fund (or a Portfolio Investment). This could cause benefits or detriments to certain shareholders, depending upon the timing of their entry and exit from the Fund.

Foreign Taxes

The Fund may directly invest in foreign securities by virtue of its interest in Portfolio Investments organized outside of the U.S. The Fund may also indirectly invest in foreign securities through its interests in Portfolio Investments organized within and outside the U.S. It is possible that certain dividends, interest or other income received by the Fund, from these direct and indirect interests in foreign securities may be subject to foreign withholding or other taxes. In addition, the Fund by purchasing and redeeming interests in Pooled Investment Vehicles organized outside of the U.S. may also be subject to taxes in some of the foreign countries where it purchases and sells such interests. Tax treaties may reduce or eliminate such taxes.

CERTAIN ERISA CONSIDERATIONS

Persons who are fiduciaries with respect to assets of a Plan, should consider, among other things, the matters described below in determining whether to cause the Plan to invest in the Fund.

ERISA imposes general and specific responsibilities on persons who are “fiduciaries” for purposes of ERISA with respect to a Plan, including the duty of prudence, the suitable allocation of assets within and across different asset classes, the avoidance of prohibited transactions and other standards. In determining whether a particular investment is appropriate for a Plan, a fiduciary of a Plan must comply with rules adopted by the DOL, which administers the fiduciary provisions of ERISA. Under those rules, the fiduciary of a Plan must: (1) give appropriate consideration to, among other things, the role that the investment plays in the Plan’s portfolio, taking into account whether the investment is designed reasonably to further the Plan’s purposes; (2) examine the risk and return factors associated with the investment; (3) assess the portfolio’s composition to determine whether the Plan’s assets are suitably allocated within and across different asset classes, as well as the liquidity and current return of the total portfolio relative to the anticipated cash flow needs of the Plan; (4) evaluate income tax consequences of the investment and the projected return of the total portfolio relative to the Plan’s funding objectives; and (5) consider limitations imposed by ERISA on the fiduciary’s ability to delegate fiduciary responsibilities to other parties.

Before investing the assets of a Plan in the Fund, a fiduciary should determine whether such an investment is consistent with his, her or its fiduciary responsibilities as set out in the DOL’s regulations. The fiduciary should, for example, consider whether an investment in the Fund may be too illiquid or too speculative for its Plan, and whether the assets of the Plan would be suitably allocated within and across different asset classes if the investment is made. If a fiduciary of a Plan breaches his, her or its responsibilities with regard to selecting an investment or an investment course of action for the Plan, the fiduciary may be held personally liable for losses incurred by the Plan as a result of the breach.

Regulations promulgated by the DOL provide that, because the Fund is registered as an investment company under the 1940 Act, the underlying assets of the Fund will not be considered to be “plan assets” of Plans investing in the Fund for purposes of ERISA’s fiduciary responsibility and prohibited transaction rules. As a result: (1) neither the Investment Managers nor the Adviser will be fiduciaries with respect to those Plans within the meaning of ERISA, such that these parties will not be subject to ERISA’s fiduciary standards described above in their activities; and (2) transactions involving the assets and investments of the Fund will not be subject to the provisions of ERISA or Section 4975 of the Code, which might otherwise constrain the management of these entities.

The Fund will require any Plan proposing to invest in the Fund to represent that it, and any fiduciaries responsible for its investments, are aware of and understand the Fund’s investment objective, policies and strategies and that the decision to invest Plan assets in the Fund was made with appropriate consideration of relevant investment factors with regard to the Plan and is consistent with the duties and responsibilities imposed upon fiduciaries with regard to their investment decisions under ERISA.

Certain prospective Plan investors may currently maintain relationships with the Adviser or with other entities that are affiliated with the Adviser. Each of the Adviser and their affiliates may be deemed to be a party in interest or disqualified person (as defined in ERISA and the Code, respectively) to and/or a fiduciary of any Plan to which it provides investment management, investment advisory or other services. ERISA and the Code prohibit Plan assets to be used for the benefit of a party in interest and also prohibit a Plan fiduciary from using its position to cause the Plan to make an investment from which it or certain third parties in which the fiduciary has an interest would receive a fee or other consideration. Plan investors should consult with counsel to determine if participation in the Fund is a transaction that is prohibited by ERISA or the Code. Prior to a Plan’s investment in the Fund, each fiduciary of the Plan that is responsible for the Plan’s investments (each a “Fiduciary”) may be required to execute a subscription agreement on behalf of the Plan and to personally represent that:

●	each Fiduciary is a “fiduciary” of such Plan within the meaning of Section 4975(e)(3) of the Internal Revenue Code or other comparable non-ERISA laws and such person is authorized to execute the subscription agreement on behalf of the Plan;
●	the decision to invest in the Fund was made by each Fiduciary independent of the Adviser and the Adviser’s affiliates, and each Fiduciary has not relied on any individualized advice or recommendation of the Adviser, or the Adviser’s affiliates, as a primary basis for the decision to invest in the Fund;
●	the investment of Plan assets in the Fund is consistent with the provisions of the Plan, the Plan’s investment guidelines, if any, and all other documents that govern the Plan’s investments;
●	each Fiduciary responsible for the Plan’s investments has executed the subscription agreement;
●	each Fiduciary is: (1) responsible for the decision to invest in the Fund; and (2) qualified to make such investment decision;
●	the decision to invest the Plan’s assets in the Fund was made with appropriate consideration of relevant investment factors with regard to the Plan and is consistent with the duties and responsibilities imposed upon fiduciaries with regard to their investment decisions under ERISA and other applicable laws;

●	the purchase of the Shares by the Plan will not result in a non-exempt prohibited transaction under ERISA or Section 4975 of the Code; and
●	unless otherwise indicated in writing to the Fund, the Plan is not a participant-directed defined contribution plan.

The provisions of ERISA and Section 4975 of the Code are subject to extensive and continuing administrative and judicial interpretation and review. The discussion contained in this Prospectus, is, of necessity, general and may be affected by future publication of DOL regulations and rulings. Potential Plan investors should consult with their legal advisers regarding the consequences under ERISA and the Code of the acquisition and ownership of Shares.

DESCRIPTION OF SHARES

The Fund

The Fund is a Delaware statutory trust and is governed by Delaware Statutory Trust Act, 12 Del. Code §§ 3801 et seq., as from time to time amended (the “Delaware Act”). The Certificate of Trust to establish the Fund under the Delaware Act was filed with the Secretary of State of the State of Delaware on May 22, 2025. The Delaware Act provides a statutory framework for the powers, duties, rights and obligations of the Board and the shareholders.

Shares of Beneficial Interest

The Declaration of Trust authorized the issuance of an unlimited number of shares of beneficial interest with no par value per share. All distributions paid with respect to Shares will be made ratably among the shareholders according to the number of Shares held of record.

Shares will, when issued, be fully paid and non-assessable, and will not have preemptive rights or rights to elect Trustees based on cumulative voting.

The Trustees will have full power and authority, in their sole discretion, and without obtaining any prior authorization or vote of the shareholders of any Class, to establish and designate and to change in any manner any initial or additional Classes and to fix such preferences, voting powers, rights and privileges of Class, to divide or combine any Classes into a greater or lesser number, to classify or reclassify any issued Shares or any Classes into one or more Classes of Shares, and to take such other action with respect to the shares as the Trustees may deem desirable.

No shareholder may be called upon for the payment of any sum of money or assessment whatsoever other than such as the shareholder may at any time personally agree to pay.

Shareholder Voting

Shareholders will have the power to vote only: (1) for the election of one or more Trustees in order to comply with the provisions of the 1940 Act; (2) with respect to a services agreement to the extent required under the 1940 Act; (3) with respect to the termination of the Fund or a Class thereof to the extent required by applicable law; and (4) with respect to such additional matters relating to the Fund as may be required by the Declaration of Trust, the By-Laws or any registration of the Fund as an investment company under the 1940 Act or as the Trustees may consider necessary from time to time.

On any matters submitted to a vote of the shareholders, all Shares of the Fund then entitled to vote will be voted in aggregate, except: (1) when required by applicable law, Shares will be voted by Class; and (2) when the matter involves any action that the Trustees have determined will affect only the interests of one or more Classes, then only the shareholders of such Class or Classes will be entitled to vote thereon. A shareholder will be entitled to one vote for each Share on any matter on which such shareholder is entitled to vote. A shareholder of a Class will be entitled to a proportionate fractional vote for each fractional Share of such Class thereof on any matter on which such shareholder is entitled to vote.

Unless a larger percentage is required by law or the Trustees, one-third (1/3) of the Shares entitled to vote in person or by proxy on a particular matter will be a quorum for the transaction of business at a shareholders’ meeting with respect to that matter. Generally, except when a larger vote is required by law, a majority of the Shares voted in person or by proxy on a particular matter at a meeting at which a quorum is present will decide any questions with respect to that matter and a plurality will elect a Trustee.

Election and Removal of Trustees

The Declaration of Trust provides that the Board may designate the number of Trustees and that Board vacancies may be filled by the remaining Trustees unless otherwise required under the 1940 Act. A Trustee may be removed, with or without cause, at any time by written instrument, signed by a majority of the Trustees prior to such removal.

Amendments to the Declaration of Trust and the By-Laws

Generally, the Trustees may, without shareholder vote, amend the Declaration of Trust. Shareholders however, will have the right to vote on any amendment: (1) which would affect their right to vote granted in the Declaration of Trust (Section 6.1 of the Declaration of Trust); (2) to that section of the Declaration of Trust governing the initiation of amendments to the Declaration of Trust (Section 10.6 of the Declaration of Trust); (3) for which such vote is required by law; and (4) submitted to them by the Trustees.

Please refer to the Declaration of Trust and By-Laws for a more complete discussion of the provisions summarized above.

OTHER INFORMATION

Fiscal/Tax Year End

The Fund’s fiscal year end is the twelve (12) month period ending March 31. The Fund’s tax year end is the twelve (12) month period ending September 30.

Independent Registered Public Accounting Firm

[________], located at [__________] serves as the Fund’s independent registered public accounting firm.

Legal Counsel

Thompson Hine LLP, located at 41 South High Street, Suite 1700, Columbus, OH 43215, serves as legal counsel to the Fund as well as legal counsel to the Trustees who are not “interested persons” (as that term is defined under the 1940 Act) of the Fund.

Control Persons

A control person is a shareholder who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the Fund. As of [__], 2025, [__] owned approximately [__]% of the Shares.

Outstanding Securities

Title of Class	Amount Authorized	Amount Held by Registrant for its Account	Amount Outstanding as of [__], 2025
[Founders’] Shares	Unlimited	0	[__]
Retail Shares	Unlimited	0	0
[Class C] Shares	Unlimited	0	0

Inquiries

Inquiries regarding the Fund and its Shares (including the procedures for purchasing Shares) should be directed to:

The Pre-IPO and Growth Fund

C/O [__]

[__]

(xxx) xxx-xxx

PRIVACY POLICY	Adopted [Month], 2025

FACTS	WHAT DOES THE FUND AND ABS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and account balances

● Account transactions and transaction history

● Purchase history and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customer’s personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons ABS or the Fund choose to share; and whether you can limit this sharing.

Reasons we can share your personal information		Does the Fund or ABS share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or as permitted by law		Yes	No
For our marketing purposes— to offer our products and services to you		Yes	No
For joint marketing with other financial companies		No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences		No	We don’t share
For our affiliates’ everyday business purposes— information about your creditworthiness		No	We don’t share
For nonaffiliates to market to you		No	We don’t share

Questions?	Call (xxx) xxx-xxxx]

Who we are
Who is providing this notice?	ABS Investment Management, LLC (“ABS”), the Investment Adviser for The Pre-IPO and Growth Fund (the “Fund”)
What we do
How does ABS and the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

We limit access to your personal information to appropriate personnel with a business need for it.

How does ABS and the Fund collect my personal information?	We collect your personal information, for example, when you ● Open an account or give us your contact information ● Deposit money or provide account information ● Send or receive a wire transfer
Why can’t I limit all sharing?

Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes—information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● ABS Investment Management LLC nor the Fund have any affiliates with whom it shares.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● ABS Investment Management LLC nor the Fund share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ABS Investment Management LLC nor the Fund jointly market.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Page
THE FUND
INVESTMENT POLICIES AND PRACTICES
QUARTERLY REPURCHASES, MANDATORY REDEMPTIONS AND TRANSFERS OF SHARES
BOARD OF TRUSTEES
INVESTMENT ADVISORY SERVICES
ADMINISTRATOR, FUND ACCOUNTANT AND COMPLIANCE SERVICES
DISTRIBUTOR
CUSTODIAN
PORTFOLIO MANAGERS
PORTFOLIO TRANSACTIONS
CODE OF ETHICS
VOTING OF PROXIES
CERTAIN TAX CONSIDERATIONS
CERTAIN ERISA CONSIDERATIONS
VALUATION OF ASSETS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND LEGAL COUNSEL
SUMMARY OF DECLARATION OF TRUST
FUND ADVERTISING AND SALES MATERIAL
FINANCIAL STATEMENTS
EXHIBIT A – FUND PROXY VOTING PROCEDURES	A-1
EXHIBIT B – ABS INVESTMENT MANAGEMENT, LLC PROXY VOTING PROCEDURES	B-1

FOR MORE INFORMATION

You may obtain the following and other information on the Fund free of charge:

SAI dated June 6, 2025

The Fund’s SAI provides more details about the Fund’s policies and management. The Fund’s SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report:

The annual and semi-annual reports and Form N-CSR provide additional information about the Fund’s investments, as well as the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during the last fiscal year. In Form N-CSR you will find the Fund’s annual and semi-annual financial statements.

To reduce the volume of mail shareholders receive, only one copy of regulatory documents such as the prospectus, shareholder reports, and other similar documents will be mailed to each household. Shareholders may contact the Fund to stop householding.

To receive any of these documents or a copy of the Fund’s prospectus free of charge or to make inquiries or request additional information about the Fund, please contact us.

By Telephone:

[__________]

By Mail:

The Pre-IPO and Growth Fund

c/o [_____________]

By Internet:

http://www.absinv.com

From the SEC:

You may review and obtain copies of the Fund’s information (including the SAI) on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by visiting the SEC’s Public Reference Room at 100 F Street, NE, Washington, DC 20549.

All dealers that sell the Fund’s shares, whether or not participating in this offering, may be required to deliver a prospectus when acting on behalf of the Fund’s Distributor. You should rely only on the information contained in or incorporated by reference into this prospectus. The Fund has not authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. The Fund is not making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted.

Investment Company Act File No. 811-24096

The information in this preliminary statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This preliminary statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION

June 6, 2025

The Pre-IPO and Growth Fund
[Founders’] Shares (ticker)
[Retail Class] Shares (ticker)
[Class C] Shares (ticker)
C/O [__]
[__]
(xxx) xxx-xxxx (toll-free)

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI relates to and should be read in conjunction with the Prospectus of The Pre-IPO and Growth Fund (the “Fund”) dated June 6, 2025 (the “Prospectus”), as supplemented from time to time. The Prospectus is hereby incorporated by reference into this SAI (legally made a part of this SAI). Capitalized terms used but not defined in this SAI have the meanings given to them in the Prospectus. This SAI does not include all information that a prospective investor should consider before purchasing Shares of the Fund.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this SAI is truthful or complete. Any representation to the contrary is a criminal offense.

You should obtain and read the Prospectus and any related Prospectus supplement prior to purchasing Shares. A copy of a Prospectus may be obtained by contacting the Fund at the telephone number or address set forth above.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Page
THE FUND
INVESTMENT POLICIES AND PRACTICES
QUARTERLY REPURCHASES, MANDATORY REDEMPTIONS AND TRANSFERS OF SHARES
BOARD OF TRUSTEES
INVESTMENT ADVISORY SERVICES
ADMINISTRATOR, FUND ACCOUNTANT AND COMPLIANCE SERVICES
DISTRIBUTOR
CUSTODIAN AND ESCROW AGENT
PORTFOLIO MANAGERS
PORTFOLIO TRANSACTIONS
CODE OF ETHICS
VOTING OF PROXIES
CERTAIN TAX CONSIDERATIONS
CERTAIN ERISA CONSIDERATIONS
VALUATION OF ASSETS
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND LEGAL COUNSEL
SUMMARY OF DECLARATION OF TRUST
FUND ADVERTISING AND SALES MATERIAL
FINANCIAL STATEMENTS
EXHIBIT A – FUND PROXY VOTING PROCEDURES	A-1
EXHIBIT B – ABS INVESTMENT MANAGEMENT, LLC PROXY VOTING PROCEDURES	B-1

THE FUND

The Fund is a continuously offered, non-diversified, closed-end management company that is operated as an interval fund. The Fund is a Delaware statutory trust (the “Fund”). On May 22, 2025, the Fund filed a Certificate of Trust with the Secretary of State of the State of Delaware to create the Fund. Effective [__], 2025, the Fund became registered as a non-diversified, closed-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund currently offers three classes (each, a “Class”) of shares of beneficial interest in the Fund (the “Shares”); [Founders’] Shares, [Retail Class] Shares, and [Class C] Shares. [Founders’] Shares are only available for sale to Eligible Investors as that term is defined in the Prospectus.

On [__], 2025, simultaneous with the anticipated commencement of the Fund’s operations with respect to the [Founders’] Shares (“Commencement of Operations”), ABS Global Pre-IPO LP (the “Predecessor Fund”), will be reorganized with and into Founders’ Share of the Fund. The Predecessor Fund maintains an investment objective and investment policies that are substantially similar to those of the Fund. The Fund and the Predecessor Fund share the same investment adviser, ABS Investment Management LLC (the “Adviser”) and portfolio managers.

INVESTMENT POLICIES AND PRACTICES

The Fund’s investment objective is to seek capital appreciation over a multi-year horizon.

The Fund has adopted a non-fundamental policy (the “80% Policy”) to invest, under normal circumstances at least 80% of its net assets (plus the amount of borrowings for investment purposes) in “Pre-IPO” and “Growth” securities, as each of the foregoing terms is defined below.

The Fund defines Pre-IPO securities as: (i) securities of companies that do not have a class of securities listed on an “exchange” as such term is defined under the 1934 Act, provided that in the event that the issuer of such a security conducts an initial public offering following the Fund’s investment, such security shall remain a Pre-IPO security for the duration of any “lock-up” or contractual restriction on disposal applicable to such security, (ii) securities of hedge funds, venture capital funds, and other funds or special purpose vehicles that invest primarily in private companies and rely on exclusions from the 1940 Act under Section 3(c)(1) or 3(c)(7) thereof (collectively “Private Funds”), (iii) private investment in public equity (“PIPE”) transaction securities, and (iv) securities of special purpose acquisition vehicles (“SPACs”), (together with Private Funds and SPACs “Pooled Investment Vehicles”).

The Fund defines Growth securities as equity securities, both common and preferred stock, that are issued by companies represented in a growth-orientated index maintained by a third party, presently the MSCI ACWI IMI Growth Index or the Nasdaq Composite Index.

Unless otherwise specified, percentage limitations on investments set forth in the Prospectus and this SAI will be applied at the time of investment. Therefore, these percentages could be exceeded due to (i) a decline in the Fund’s net asset value (“NAV”), (ii) fluctuations in the value of the Fund’s portfolio securities, or (iii) the liquidation of portfolio securities to fulfill repurchase requests in connection with the Fund’s quarterly repurchase offers or to pay expenses.

Except for the Fund’s fundamental policies listed below, no other policy of the Fund, including its investment objective, is a fundamental policy of the Fund and may be changed by the Board without the vote of the Fund’s shareholders. Shareholders will be provided notice of any such change prior to, or in connection with, the Fund’s next repurchase offer.

Unless otherwise specified in the Prospectus or this SAI, in applying the investment restrictions and other policies of the Fund set forth in the Prospectus and this SAI, the Fund will not “look through” to the investments and trading activities of the Pooled Investment Vehicles in which the Fund may invest, which may not be managed in accordance with the Fund’s investment policies and restrictions.

3

(1)	Fundamental Policies

The Fund’s fundamental policies, listed below, may not be changed without the vote of a majority of the Fund’s outstanding voting securities as defined in the 1940 Act. Under the 1940 Act, the vote of a majority of the outstanding voting securities means the vote, at a meeting of shareholders, of (i) 67% or more of the voting securities present at the meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities, whichever is less.

The Fund:

(i)	May borrow money or issue any senior security, to the extent permitted under the 1940 Act, and, as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time.

(ii)	Will not invest more than 25% of the value of its total assets in the securities of a single industry other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and tax-exempt securities of governments or their political subdivisions will not be considered to represent an industry.

(iii)	Will not act as underwriter of securities of other issuers, except to the extent that it may be deemed to be an underwriter under the federal securities laws when disposing securities it owns or when selling its own shares.

(iv)	Will not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may: (a) invest in securities (1) directly or indirectly secured by real estate or interests therein; (2) of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts and real estate operating companies; or (3) issued by Pooled Investment Vehicles that invest in real estate or interests therein; and (b) acquire, hold and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Fund’s ownership of such other assets.

(v)	Will not make loans to other persons, except that the acquisition of debt and other credit securities of all types or any similar instruments shall not be deemed to be the making of a loan. And except further that the Fund may lend its portfolio securities and enter into repurchase agreements, dollar rolls and similar transactions consistent with applicable law.

(vi)	Will not purchase or sell physical commodities and commodity contracts, except that the Fund may: (a) enter into futures contracts and options thereon in accordance with applicable law; and (b) purchase and sell physical commodities if acquired as a result of ownership of securities or other instruments. The Fund will not consider stock index, currency, and other financial futures contracts, swaps, or hybrid instruments to be commodities for purposes of this investment policy. For purposes of this investment restriction, the Fund will not be prohibited from investing in Pooled Investment Vehicles which, in turn, invest, in commodities and commodity contracts.

(vii)	The Fund will make quarterly repurchase offers for no less than for 5% of the shares outstanding at net asset value (“NAV”) consistent with Rule 23c-3 under the 1940 Act.

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Under the current provisions of the 1940 Act, the Fund may not: (1) issue a class of senior securities that is indebtedness in excess of 33 1/3% of the value of the Fund’s total assets; and (2) issue a class of senior securities that is stock in excess of 50% of the value of the Fund’s total assets.

(2)	Investments

As described in the Prospectus, the Fund’s investment objective is to is to seek capital appreciation over a multi-year horizon. To achieve its investment objective, the Fund, under normal circumstances, invests in (i) late-stage private growth companies within or outside the U.S, either directly or via a Pooled Investment Vehicle, and (ii) equity securities represented in a growth-oriented index maintained by a third-party. The Fund cannot guarantee that it will achieve its investment objective or that the portfolio design and risk control strategies will be successful.

Additional information regarding the types of securities and financial instruments in which the Fund may invest directly or indirectly via its interest in a Pooled Investment Vehicle are set forth below.

(i)	Equity Securities

The Fund may invest in equity securities including common stocks, preferred stocks and convertible securities and warrants of U.S. and foreign issuers including equity securities of smaller companies. The value of equity securities depends on business, economic and other factors affecting those issuers. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations may be pronounced.

Common Stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Common stockholders are not creditors of the company, but rather, upon liquidation of the company are entitled to their pro rata share of the company’s assets after creditors and, if applicable, preferred stockholders are paid. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

Preferred Stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated. Preferred stock, however, is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

Convertible Securities. Convertible securities are fixed income securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period of time at a specified price or formula. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers, but lower than the yield of non-convertible debt. Convertible securities rank senior to common stock in a company’s capital structure but are usually subordinated to comparable non-convertible securities. By investing in convertible securities, the investor obtains the right to benefit from the capital appreciation potential in the underlying common stock upon the exercise of the conversion right, while earning higher current income than could be available if the stock was purchased directly. In general, the value of a convertible security is the higher of its investment value (its value as a fixed income security) and its conversion value (the value of the underlying shares of common stock if the security is converted).

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The value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, a convertible security’s conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock.

Because convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. Also, while convertible securities generally have higher yields than common stock, they have lower yields than comparable non-convertible securities and are subject to less fluctuation in value than underlying stock since they have fixed income characteristics. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security is called for redemption, the investor will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Smaller Capitalization Companies. To the extent that the Fund invests in the equity securities of smaller companies, it takes on additional risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors make smaller companies more likely to fail than companies with larger market capitalizations.

(ii)	Fixed Income Securities

The Fund may invest, directly or indirectly, in fixed income securities of U.S. and foreign issuers including bonds, notes and debentures issued by U.S. and foreign corporations and governments, municipal securities, mortgage-related securities, asset-backed securities, zero-coupon securities and financial institution obligations.

Fixed income investors are subject to credit risk and interest rate risk. Generally, when interest rates decline, the value of fixed rate securities rise and when interest rates rise, the value of fixed rate securities decline. While changes in interest rates can cause the value of floating rate securities to fluctuate since the rates of these securities are adjusted periodically, the value of such securities are not as sensitive to interest rate fluctuations as are fixed rate securities. Changes in the ability of an issuer to make payments of interest and principal and in the markets’ perception of an issuer’s creditworthiness will also affect the market value of that issuer’s debt securities. As a result, an investment in fixed income securities is subject to risk even if all such fixed income securities are paid in full at maturity.

The Fund may invest, directly or indirectly, in both investment grade and non-investment grade fixed income securities. Investment grade fixed income securities are securities that have received a rating from at least one nationally recognized statistical rating organization (a “Rating Agency”) in one of the four highest rating categories or, if not rated by a Rating Agency, have been determined by the Adviser to be of comparable quality. Non-investment grade fixed income securities, including certain convertible debt securities, are considered by Rating Agencies to be predominantly speculative with respect to their issuer’s capacity to pay interest and/or repay principal. Non-investment grade securities in the lowest rating categories may be subject to a substantial risk of default or may be in default. Issuers of non-investment grade securities are generally more susceptible to adverse changes in the economic and business environment than issuers of investment grade securities. Adverse publicity and negative investor perception of lower-rated securities, based on the issuer’s fundamentals or otherwise, may cause the values or liquidity of such securities to decrease. In addition, the market for lower grade securities may be thinner and less liquid than the market for higher grade securities.

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Corporate Debt Obligations. Corporate debt obligations include corporate bonds, debentures, notes, commercial paper and other similar corporate debt instruments. Companies use these instruments to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Companies issue commercial paper (short-term unsecured promissory notes) to finance their current obligations. Commercial paper normally has a maturity of less than 9 months.

Government Securities. U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities. U.S. Government Securities may be supported by: (1) the full faith and credit of the United States (i.e., mortgage-related securities and certificates of the Government National Mortgage Association and securities of the Small Business Administration); (2) the right of the issuer to borrow from the U.S. Treasury (i.e., Federal Home Loan Bank securities); (3) the discretionary authority of the U.S. Treasury to lend to the issuer (e.g., Fannie Mae securities); or (4) solely by the creditworthiness of the issuer (i.e., Federal Home Loan Mortgage Corporation securities). Holders of U.S. Government Securities not backed by the full faith and credit of the U.S. must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the U.S. in the event that the agency or instrumentality does not meet its commitment. There is no assurance that the U.S. Government will support securities not backed by its full faith and credit. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

The Fund may invest, directly or indirectly, in fixed income securities issued by the governments of foreign countries or by those countries’ political subdivisions, agencies or instrumentalities as well as by supranational organizations such as the International Bank for Reconstruction and Development and the Inter-American Development Bank.

Municipal Securities. The states, territories and possessions of the U.S., their political subdivisions (such as cities, counties and towns) and various authorities (such as public housing or redevelopment authorities), instrumentalities, public corporations and special districts (such as water, or sanitation districts) issue municipal securities. In addition, municipal securities include securities issued by or on behalf of public authorities to finance various privately operated facilities, such as industrial development bonds, that are backed only by the assets and revenues of the non-governmental user (such as hospitals and airports).

Municipal securities are issued to obtain funds for a variety of public purposes, including general financing for state and local governments, or financing for specific projects or public facilities. Municipal securities are generally classified as bonds, notes and leases. Municipal securities may be zero-coupon securities.

General obligation securities are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable from revenue derived from a particular facility, class of facilities or the proceeds of a special excise tax or other specific revenue source but not from the issuer’s general taxing power. Many of these bonds are additionally secured by a debt service reserve fund which can be used to make a limited number of principal and interest payments should the pledged revenues be insufficient. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Private activity bonds and industrial revenue bonds do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Municipal bonds may also be moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer is unable to meet its obligations under the bonds from current revenues, it may draw on a reserve fund that is backed by the moral commitment (but not the legal obligation) of the state or municipality that created the issuer.

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Municipal bonds meet longer term capital needs of a municipal issuer and generally have maturities of more than one year when issued. Municipal notes are intended to fulfill the short-term capital needs of the issuer and generally have maturities not exceeding one year. They include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes and tax-exempt commercial paper. Municipal notes also include longer term issues that are remarketed to investors periodically, usually at one-year intervals or less. Municipal leases generally take the form of a lease or an installment purchase or conditional sale contract. Municipal leases are entered into by state and local governments and authorities to acquire equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without being required to meet the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

Mortgage-Related Securities. Mortgage-related securities represent interests in a pool of mortgage loans originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-related securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by commercial lenders.

Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The majority of these loans are made to purchasers of 1-4 family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Fund may purchase, directly or indirectly, pools of adjustable-rate mortgages, growing equity mortgages, graduated payment mortgages and other types. Mortgage poolers apply qualification standards to lending institutions which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

Mortgage-related securities differ from other forms of fixed income securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. Most mortgage-related securities, however, are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers. Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans. As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular mortgage-related security. Although mortgage-related securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the mortgages may shorten considerably the securities’ effective maturities.

Asset-Backed Securities. Asset-backed securities have structural characteristics similar to mortgage-related securities but have underlying assets that are not mortgage loans or interests in mortgage loans. Asset-backed securities represent fractional interests in or are secured by and payable from assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (e.g., credit card) agreements. Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Asset-backed securities have structures and characteristics similar to those of mortgage-related securities and, accordingly, are subject to many of the same risks, although often, to a greater extent.

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Zero-Coupon Securities. Zero-coupon securities are debt obligations that are issued or sold at a significant discount from their face value and do not pay current interest to holders prior to maturity, a specified redemption date or cash payment date. The discount approximates the total interest the securities will accrue and compound over the period to maturity or the first interest payment date at a rate of interest reflecting the market rate of interest at the time of issuance. The original issue discount on the zero-coupon securities must be included ratably in the income of an investor as the income accrues, even though payment has not been received. The Fund distributes all of its net investment income and may have to sell portfolio securities to distribute imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss. Because interest on zero-coupon securities is not paid on a current basis but is in effect compounded, the value of these securities is subject to greater fluctuations in response to changing interest rates, and may involve greater credit risks, than the value of debt obligations which distribute income regularly.

Zero-coupon securities may be securities that have been stripped of their unmatured interest stream. Zero-coupon securities may be custodial receipts or certificates, underwritten by securities dealers or banks, that evidence ownership of future interest payments, principal payments or both on certain U.S. Government securities. The underwriters of these certificates or receipts generally purchase a U.S. Government security and deposit the security in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the purchased unmatured coupon payments and the final principal payment of the U.S. Government security. These certificates or receipts have the same general attributes as zero-coupon stripped U.S. Treasury securities but are not supported by the issuer of the U.S. Government security. The risks associated with stripped securities are similar to those of other zero-coupon securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates.

Financial Institution Obligations. Obligations of financial institutions include certificates of deposit, bankers’ acceptances, time deposits and other short-term debt obligations. Certificates of deposit represent an institution’s obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers’ acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by an investor but may be subject to early withdrawal penalties which could reduce their value. Although fixed time deposits do not in all cases have a secondary market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposits to third parties.

The Fund may invest in Eurodollar certificates of deposit, which are issued by offices of foreign and domestic banks located outside the U.S.; Yankee certificates of deposit, which are issued by a U.S. branch of a foreign bank and held in the U.S.; Eurodollar time deposits, which are deposits in a foreign branch of a U.S. bank or a foreign bank; and Canadian time deposits, which are issued by Canadian offices of major Canadian banks. Each of these instruments is U.S. dollar denominated.

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(iii)	Derivatives

The Fund may engage, directly or indirectly, in transactions involving derivatives including options, futures and swaps. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying assets, reference rate, or index. The Fund may also engage, directly or indirectly, in forward contracts, also derivatives, which are further discussed in “(iv) Foreign Currency Transactions,” below. The Fund may also acquire, directly or indirectly, rights/warrants issued in connection with preferred stock or bonds.

Derivatives may be volatile and involve a variety of types and degrees of risk. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small derivative position could have a large potential impact on the Fund’s performance. The change in the value of a derivative may not correlate perfectly with relevant assets, rates, or indices. If the Fund invests in derivatives at an inopportune time or judges market conditions or the value of the instruments underlying the securities incorrectly, such an investment may lower the Fund’s return or result in a loss. Exposure to derivatives may also incur losses if such derivatives are poorly correlated with an investor’s other investments, or if the investor is unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices of derivatives.

Futures. The Fund may enter, directly or indirectly, into futures contracts. A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make delivery of cash, an underlying security or a currency, as called for in the contract, at a specified date and at an agreed-upon price. A bond or stock index futures contract involves the delivery of an amount of cash equal to a specified dollar amount times the difference between the bond or stock index value at the close of trading of the contract and the price at which the futures contract is originally struck.

Futures transactions may be effected on securities exchanges, in the over-the-counter market, or negotiated directly between counterparties. Exchange traded futures contracts are standardized and the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on exchange traded futures contracts is the creditworthiness of the exchange. Such futures contracts, however, are still subject to market risk (i.e., exposure to adverse price changes). With respect to over-the-counter and negotiated contracts, the investor bears the risk that the counterparty will be unable or unwilling to perform its obligations under the contract.

Initially, when purchasing or selling futures contracts, an investor will be required to deposit with its custodian, in the broker’s name, or with the broker directly, an amount of cash or cash equivalents. This amount is subject to change by the exchange or board of trade on which the contract is traded, and members of such exchange or board of trade may impose their own higher requirements. This amount is known as “initial margin” and is in the nature of a performance bond or good faith deposit on the contract that is returned to the investor upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, an investor may elect to close the position by taking an opposite position, at the then prevailing price, thereby terminating its existing position in the contract. Generally, futures contracts are closed out prior to the expiration date of the contracts.

No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the investor to substantial losses. If it is not possible, or the investor determines not to close a futures position in anticipation of adverse price movements, the investor will be required to make daily cash payments of variation margin.

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The value of a futures contract tends to increase and decrease consistent with the fluctuation in value of the asset underlying the contract. Generally, the purchase of a futures contract will increase the Fund’s exposure to the volatility of the underlying asset while the value of a futures contract that is sold will perform inversely to the underlying security.

Options. The Fund may, directly or indirectly, purchase call and put options, and may write and sell covered or uncovered call and put options on specific securities, on indices, on currencies or on futures. Options transactions may be effected on securities exchanges, in the over-the-counter market, or negotiated directly between counterparties. Exchange traded options contracts are standardized and the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on exchange traded options contracts is the creditworthiness of the exchange. Such options contracts, however, are still subject to market risk (i.e., exposure to adverse price changes). With respect to over-the-counter and negotiated contracts, an investor will bear the risk that the counterparty will be unable or unwilling to perform its obligations under the contract.

A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at the time of, or prior to, the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at the time of, or prior to, the expiration of the option. A covered call option is a call option with respect to which an investor owns the underlying security. The sale of such an option exposes an investor during the term of the option to a possible loss of the opportunity to realize appreciation in the market price of the underlying security or to a possible loss due to the continued holding of a security that might otherwise have been sold to protect against its price depreciation. A covered put option is a put option with respect to which cash or liquid securities have been placed in a segregated account on an investor’s books. The sale of such an option exposes the seller during the term of the option to a decline in price of the underlying security while also depriving the seller of the opportunity to invest the segregated assets. Options sold by an investor may not be covered.

An investor may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. An investor will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, an investor would ordinarily effect a similar “closing sale transaction”, which involves liquidating a position by selling the option previously purchased, although the investor could exercise the option should it deem it advantageous to do so.

The successful use of options by an investor will be subject to the investor’s ability to predict correctly movements in the direction of the stock market generally or of a particular industry or market segment. This requires different skills and techniques than predicting changes in the price of individual stocks.

Rights and Warrants. Warrants are instruments, typically issued with preferred stock or bonds that permit, but do not obligate, the holder to purchase securities at a specified price, usually during a specified period of time. Rights are similar to warrants but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights have no voting rights with respect to securities they entitle the holder to purchase, receive no dividends and have no rights with respect to the assets of the issuer. Investments in warrants and rights involve certain risks, including the possible lack of a liquid market for their resale and potential price fluctuations as a result of speculation or other factors. If the underlying security does not rise above the conversion price of the right or warrant, the right or warrant may expire worthless. A warrant becomes worthless if it is not exercised within the specified time period.

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Swap Agreements. The Fund may enter into swap agreements including credit default, currency rate, equity index, interest rate, and total return swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. Swap agreements are individually negotiated and structured to create exposure to a variety of different types of investments or market factors. For example, swap agreements may be structured to increase or decrease an investor’s exposure to long-term or short-term interest rates, foreign currency values, corporate borrowing rates, or other factors such as security prices, baskets of securities or inflation rates. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost than if an investor had invested directly in the asset that yielded the desired return.

These transactions generally do not involve the delivery of securities or other underlying assets or principal. Most swap agreements entered into by an investor will require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, an investor’s s current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Therefore, the risk of loss with respect to swaps is thus limited to the net amount of payments that an investor is contractually obligated to make. If the counterparty to a swap defaults, an investor’s risk of loss consists of the net amount of payments that the investor contractually is entitled to receive.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Fund’s performance. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund’s investments and its share price and yield. Additionally, whether the Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Adviser’s ability correctly to predict whether certain types of investments likely are to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered illiquid. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from an investor. If a swap agreement calls for payments by an investor, the investor must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement likely would decline, potentially resulting in losses for an investor. An investor may also suffer losses if it is unable to terminate outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions (i.e., by entering into an offsetting swap agreement with the same party or a similarly creditworthy party).

●	Interest Rate Swaps. Interest rate swaps involve the agreement by one party to make regular payments equal to a floating rate of interest times a “notional principal amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate), in return for payments from the counterparty equal to a fixed rate times the same amount, for a specific period of time. Payments may be made in the same or different currencies.

●	Forms include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates exceed a specified rate or “cap;” interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent interest rates fall below a specified level or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

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●	Equity Index Swaps. Equity index swaps involve the exchange between parties of cash flows based upon the performance of an index or a portion of an index of securities which usually includes dividends. A party may purchase cash-settled options on equity index swaps. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

●	Currency Swaps. Currency swaps involve the exchange of rights to make or receive payments in specified foreign currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for another designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks. If the Adviser is incorrect in its forecasts of market values and currency exchange rates, the Fund’s performance will be adversely affected. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

●	Credit Default Swaps. The buyer of a credit default swap makes periodic premium payments to the seller during the swap term in exchange for the seller agreeing to make certain defined payments to the buyer in the event certain defined credit events occur with respect to a particular security, issuer or basket of securities. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the Fund generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the underlying security whose value may have significantly decreased. As a seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. Credit default swap agreements may involve greater risks than if the Fund had invested in the underlying obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

●	Total Return Swaps. A total return payor sells to the total return receiver an amount equal to all cash flows and price appreciation on a defined security or asset payable at periodic times during the swap term (i.e., credit risk) in return for a periodic payment from the total return receiver based fixed or floating rate plus the amount of any price depreciation on the reference security or asset. The total return payor does not need to own the underlying security or asset. The final payment at the end of the swap term includes final settlement of the current market price of the underlying reference security or asset, and payment by the applicable party for any appreciation or depreciation in value. Usually, collateral must be posted by the total return receiver to secure the periodic interest-based and market price depreciation payments depending on the credit quality of the underlying reference security and creditworthiness of the total return receiver, and the collateral amount is marked-to-market daily equal to the market price of the underlying reference security or asset between periodic payment dates.

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(iv)	Foreign Currency Transactions

The Fund may conduct foreign currency transactions. Foreign currency transactions include purchasing and selling foreign currencies on a spot (i.e. cash) basis, entering into forward or futures contracts to purchase or sell foreign currencies (see “Forward Foreign Currency Contracts” and “Foreign Currency Futures Contracts” below), and purchasing and selling options on foreign currencies (see “Foreign Currency Options” below). Foreign currency transactions may be used to hedge against uncertainty in the level of future foreign currency exchange rates and to increase current return.

Transaction hedging involves entering into foreign currency transactions with respect to specific receivables or payables generally arising in connection with the purchase or sale of portfolio securities. Transaction hedging is used to “lock in” the U.S. dollar price of a security to be purchased or sold, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. The goal is to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Position hedging involves entering into foreign currency transactions either to protect against: (1) a decline in the value of a foreign currency in which a security to be sold is denominated; or (2) an increase in the value of a foreign currency in which a security to be purchased is denominated.

Neither transaction nor position hedging eliminates fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. They simply establish a rate of exchange that can be achieved at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result from the increase in the value of such currency.

Hedging transactions are subject to correlation risk due to the fact that the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be perfectly matched. This is because the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

The cost of currency conversions also may affect the Fund’s investment returns. Although a fee is not charged to convert one currency into another, foreign exchange dealers do profit on the spread between the currencies purchased and sold. A dealer may agree to sell a foreign currency at one rate and offer a lesser rate of exchange to repurchase the same currency from the Fund.

Forward Foreign Currency Contracts. A forward foreign currency contract or forward contract involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Forward contracts are considered to be derivatives.

The Fund may enter into forward contracts to “lock in” the U.S. dollar value of securities/financial interests it has agreed to buy or sell for the period between the trade date and the settlement date. The Fund may also enter into a forward contract to sell or buy the amount of a foreign currency it believes may experience a substantial movement against the U.S. dollar. In this case, the forward contract would approximate all or a portion of the securities/financial interests of the Fund denominated in that currency.

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The precise matching of forward contract amounts and the value of the securities/financial interests involved is generally not possible since the future value of such securities in foreign currencies will change between the date of the contract and the contract’s maturity. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. At the maturity of a forward contract, the Fund may either sell portfolio securities/financial interests and make delivery of the foreign currency, or it may retain the portfolio securities/interest and terminate its obligation to deliver the currency by purchasing an “offsetting” contract obligating it to purchase, on the same maturity date, the amount of the foreign currency.

Because it is impossible to forecast with absolute precision the market value of portfolio securities/financial interests at the expiration of a forward contract, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such transaction) if the market value of the securities/financial interests is less than the amount of foreign currency the Fund is required to deliver and a decision is made to sell the securities/interests and deliver the currency. Conversely, it may be necessary to sell on the spot market some of the currency realized from the sale of portfolio securities/interests if the market value thereof exceeds the value of currency obligated to be delivered. If the Fund determines to maintain the portfolio securities/interests and enter into an offsetting forward contract to close out its currency delivery obligations, it will incur a gain or loss if there is movement in the forward contract prices. If an offsetting transaction is taken, the Fund will enter into a forward contract to sell the foreign currency. If forward prices decline between the date of the original forward contract and the offsetting contract, a gain will be realized if the price of currency it has agreed to sell is higher than the price of the currency it has agreed to purchase. If forward prices increase, a loss will be incurred if the price of the currency agreed to be purchased is higher than the price of the currency agreed to be sold. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies.

Foreign Currency Futures Contracts. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the U.S. are designed by and traded on U.S. exchanges.

At the maturity of a currency futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

See generally, “Derivatives” and “Derivatives - Futures” above.

Foreign Currency Options. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market (“OTC options”), although options on foreign currencies may also be listed on several exchanges. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

Writing covered call options on currencies may offset some of the costs of hedging against fluctuations in currency exchange rates. For transaction hedging purposes, the Fund may also purchase exchange-listed and OTC put and call options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the investor the right to assume a short position in the futures contract until expiration of the option. A call option on a futures contract gives the investor the right to assume a long position in the futures contract until the expiration of the option.

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The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets. Options contracts are generally valued at the mean of the bid and asked price as reported on the highest-volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded.

See generally, “Derivatives” and “Derivatives - Options” above.

(v)	Foreign Securities

While issuers of the securities in which the Fund invests may be organized and principally traded outside of the U.S., interests therein are valued in U.S. dollars.

The Fund may invest in securities issued or guaranteed by foreign companies or foreign governments, their political subdivisions, agencies or instrumentalities, and obligations of supranational entities such as the World Bank and the Asian Development Bank. Foreign securities are normally denominated and traded in foreign currencies. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the “spread”) between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. For additional information see “Foreign Currency Transactions” above.

Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, and changes in foreign governmental attitudes towards private investment, possibly leading to nationalization, increased taxation or confiscation of foreign investors’ assets.

Moreover, dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution the Fund’s shareholders; commission rates payable on foreign transactions are generally higher than in the U.S.; foreign accounting, auditing and financial reporting standards differ from those in the U.S. and, accordingly, less information may be available about foreign companies than is available about issuers of comparable securities in the U.S. and foreign securities may trade less frequently and with lower volume and may exhibit greater price volatility than U.S. securities.

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Foreign exchange rates will also affect the value in U.S. dollars of all foreign currency-denominated securities held by the Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the U.S., many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies, and the Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar occurring after the Fund’s income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

The Fund may purchase foreign bank obligations. In addition to the risks described above that are generally applicable to foreign investments, the investments that the Fund may make in obligations of foreign banks, branches or subsidiaries may involve further risks, including differences between foreign banks and U.S. banks in applicable accounting, auditing and financial reporting standards, and the possible establishment of exchange controls or other foreign government laws or restrictions applicable to the payment of certificates of deposit or time deposits that may affect adversely the payment of principal and interest on the securities held by the Fund.

Depositary Receipts. American Depositary Receipts (“ADRs”) are securities, typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. European Depositary Receipts (“EDRs”), which are sometimes referred to as Continental Depositary Receipts (“CDRs”), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. Global Depositary Receipts (“GDRs”) are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities markets, EDRs are designed for trading in European securities markets and GDRs are designed for trading in non-U.S. securities markets.

Depositary receipt facilities may be established as either “unsponsored” or “sponsored.” While depositary receipts issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of depositary receipt holders and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or even necessarily the permission of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored depositary receipts generally bear all the costs of such facility. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to depositary receipt holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and there may not be a correlation between such information and the market value of the depositary receipts.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the depositary receipt holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary) although depositary receipt holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the depositary receipt holders at the request of the issuer of the deposited securities.

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(vi)	Illiquid Securities

The Fund may invest in illiquid investments. Illiquid investments are investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment and include, among other instruments, repurchase agreements not entitling the investor to payment of principal within seven days. Illiquid securities include restricted securities. Restricted securities are any securities which are subject to restriction on resale under federal securities law. Illiquid securities are any securities for which there is a limited trading market and may, therefore, be difficult to sell at market value. Because restricted and illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Fund.

Illiquid investments may be more difficult to value than liquid investments. The valuation of illiquid investments involves estimates, uncertainties and judgments, and if such valuations are inaccurate or delayed, the NAV of the Fund, may be overstated or understated. The sale of illiquid investments generally may require more time and may result in higher selling expenses than the sale of liquid investments. The Fund might not be able to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying liquidation requests.

The Fund’s investments in Pooled Investment Vehicles are themselves illiquid and are subject to substantial restrictions on transfer. Moreover, the Fund will typically only be able to liquidate its interests in Pooled Investment Vehicles at certain times which may restrict the Fund’s ability to redeem its investment to limit losses thereon.

Side Pockets. A Pooled Investment Vehicle may hold illiquid investments, the market values of which are not readily ascertainable in one or more specially-designated accounts (“Side Pockets”). An investor, including the Fund, in a Pooled Investment Vehicle which holds investments in Side Pockets is generally not able to redeem the portion of its interest in the Pooled Investment Vehicle that is attributable to the Side Pocket. Because subscriptions and redemptions of the Fund are based on the Fund’s NAV any such overstatement or understatement may adversely affect incoming or redeeming shareholders or remaining shareholders. The Board has adopted policies governing the Fund’s participation in Side Pocket investments.

(vii)	Lending Portfolio Securities

The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities which enable the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities collateral. The Fund typically will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

Other risks in lending portfolio securities include possible delay in receiving additional collateral or in the recovery of the loaned securities or the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund is responsible for any loss that might result from its investment of the borrower’s collateral.

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(viii)	Borrowing

The Fund may enter into a credit facility with a third-party lender to facilitate borrowing. The Fund may utilize credit facilities for: (i) satisfying quarterly repurchase offers of Fund Shares; (ii) paying fees and expenses; and (iii) making investments in anticipation of the receipt of subscription funds. Although the Fund does not anticipate using borrowings for other purposes, the Fund reserves the right in the future to utilize credit facilities for other purposes it may deem appropriate.

Pooled Investment Vehicles in which the Fund invests may also borrow for similar and other non-leverage purposes.

(ix)	Leverage

The Fund or Pooled Investment Vehicles in which it invests may engage in various forms of leverage. Leverage can be employed in a variety of ways including using margin (an amount of cash or eligible securities an investor deposits with a broker when borrowing to buy equity and fixed income securities), selling short equity and fixed income securities, using derivatives and participating in other forms of direct or indirect borrowings.

Generally, leverage creates the risk of magnified capital. Leverage may involve the creation of a liability that requires the payment of interest (or the creation of a liability that does not entail any interest costs (for instance, a futures contract). The risks of leverage include a higher volatility of the NAV of the Shares or a Pooled Investment Vehicle and the relatively greater effect on the NAV caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as the Fund or a Pooled Investment Vehicle is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income than if the portfolio was not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund’s or Pooled Investment Vehicle’s investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to investors, the use of leverage would result in a lower rate of return than if leverage was not employed. In an extreme case, if the Fund’s or a Pooled Investment Vehicle’s investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund or the Pooled Investment Vehicle, as applicable, to liquidate certain of its investments at an inappropriate time.

(x)	Money Market Instruments/Funds

The Fund may hold cash or cash equivalents to satisfy Fund expenses and to implement a temporary defensive position. A Pooled Investment Vehicle in which the Fund invests may also invest in cash or cash equivalents. Cash equivalents include money market instruments which are high quality, short-term fixed income obligations, which generally have remaining maturities of one year or less, and may include U.S. Government securities, commercial paper, certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation and reverse repurchase agreements entered into with banks or broker-dealers.

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See “Fixed Income Securities – Financial Institution Obligations” and “Reverse Repurchase Agreements” below.

(xi)	Repurchase Agreements

A repurchase agreement involves an investor’s purchase of securities from a bank or securities dealer that agrees to repurchase the securities at a higher price on a designed future date. If the seller of the securities becomes insolvent or otherwise fails to repurchase the securities, the investor has the right to sell the securities. This right may be restricted or the value of securities may decline before the securities can be liquidated. In the event of the commencement of bankruptcy or insolvency proceedings against the seller prior to the expiration of the agreement, the investor might encounter a delay and incur costs, including a decline in the value of securities, before being able to sell securities. The Fund has adopted policies to limit the risks associated with the participation in repurchase agreements.

(xii)	Reverse Repurchase Agreements

A reverse repurchase agreement involves an investor’s sale of securities to a bank or securities dealer and an agreement by the investor to repurchase the securities at a fixed price on a specific date. These transactions involve the risk that the counterparty will be unable or unwilling to complete the transaction as scheduled which may causes losses to the investor. Reverse repurchase agreements are a form of leverage which may cause an increase in the volatility of the Fund’s portfolio.

(xiii)	Short Selling

The Fund or a Pooled Investment Vehicle in which it invests may engage in short selling. An investor may use short selling to limit its exposure to a possible market decline in its portfolio investments or to take advantage of anticipated market declines of certain securities. Short selling involves selling securities, which may or may not be owned, by borrowing the securities and delivering them to a purchaser, with an obligation to return the borrowed securities at a later date. Short selling allows the investor to profit from declines in market prices. However, to the extent that the borrowed securities must be replaced by purchases at market prices in order to close out the short position, any appreciation in the price of the borrowed securities results in a loss. Possible losses from short sales differ from losses on long positions because losses from short sales may be unlimited whereas losses from purchases cannot exceed the total amount invested. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the losses from short sales.

(xiv)	When-Issued, Delayed Delivery and Forward Commitment Securities

To reduce the risk of changes in securities prices and interest rates, the Fund may purchase securities on a forward commitment, when-issued or delayed delivery basis, which means delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable with respect to such purchases are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. After the Fund commits to purchase such securities, but before delivery and settlement, it may sell the securities.

Securities purchased on a forward commitment, or when-issued or delayed delivery basis are subject to changes in value, i.e., appreciating when interest rates decline and depreciating when interest rates rise, based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates and/or credit spreads. Securities so purchased may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued or delayed delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed delivery basis when the Fund is fully or almost fully invested increases the Fund’s leverage which would magnify losses. In addition, there is a risk that securities purchased on a when-issued or delayed delivery basis may not be delivered and that the purchaser of securities sold by the Fund on a forward basis will not honor its purchase obligation. In such cases, the Fund may incur a loss.

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(xv)	Temporary Defensive Positions

From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in cash, money market mutual funds, investment grade short-term money market instruments, U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents. See “Fixed Income Securities – Financial Institution Obligations” and “Money Market Instruments/Funds” and “Repurchase Agreements” above.

The Fund may invest in cash equivalents at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies.

As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

REPURCHASES, MANDATORY REDEMPTIONS AND TRANSFERS OF SHARES

(1)	Repurchase Offers

The Board of Trustees has adopted a resolution setting forth the Fund’s fundamental policy that it will conduct quarterly repurchase offers (the “Repurchase Offer Policy”). The Repurchase Offer Policy sets the interval between each repurchase offer at one quarter and provides that the Fund shall conduct a repurchase offer each quarter (unless suspended or postponed in accordance with regulatory requirements). The Repurchase Offer Policy also provides that the repurchase pricing shall occur not later than the 14th day after the Repurchase Request Deadline (as defined below) or the next business day if the 14th day is not a business day. The Repurchase Offer Policy is fundamental and cannot be changed without shareholder approval. The Fund may, for the purpose of paying for repurchased shares, be required to liquidate portfolio holdings earlier than the Adviser would otherwise have liquidated these holdings. Such liquidations may result in losses and may increase the Fund’s portfolio turnover.

Repurchase Offer Policy Summary of Terms:

1.	The Fund will make repurchase offers at periodic intervals pursuant to Rule 23c-3 under the 1940 Act, as that rule may be amended from time to time. Rule 23c-3 establishes requirements that closed-end funds must follow when making repurchase offers to their shareholders.

2.	The repurchase offers will be made in [month, month, month, and month] of each year or during a similar cycle consistent with Rule 23c-3.

3.	The Fund must receive repurchase requests submitted by shareholders in response to the Fund’s repurchase offer, on or before the date specified in the repurchase offer (the “Repurchase Request Deadline”). The time between the notification to shareholders and the Repurchase Request Deadline is generally 30 days but may vary from no more than 42 days to no less than 21 days following the date the repurchase offer is made (or the preceding business day if the Exchange is closed on that day), as specified by the Fund.

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4.	The maximum time between the Repurchase Request Deadline and the next date on which the Fund determines the NAV applicable to the purchase of shares (the “Repurchase Pricing Date”) is 14 calendar days (or the next business day if the 14th day is not a business day).

The Fund may not condition a repurchase offer upon the tender of any minimum amount of shares. The Fund may deduct from the repurchase proceeds only a repurchase fee that is paid to the Fund and is reasonably intended to compensate the Fund for expenses directly related to the repurchase. The repurchase fee may not exceed 2% of the proceeds. The Fund charges a 2% repurchase fee on Shares that are repurchased less than 12 months of the date such Shares were acquired by the shareholder. Such repurchase fee is intended to compensate the Fund for expenses directly related to the repurchase, and may be waived or reduced to reflect actual costs.

The Fund may rely on Rule 23c-3 only so long as the Board of Trustees satisfies the following fund governance standards, as defined in Rule 0-1(a)(7) under the 1940 Act: (i) (i) the Board must perform a self-assessment at least once annually; (iv) the Independent trustees must meet separately at least once a quarter; and (iii) the Independent Trustees must be affirmatively authorized to hire their own staff.

Repurchase Offers Procedures. All quarterly repurchase offers must comply with the following procedures:

Repurchase Offer Amount: Each quarter, the Fund is required to repurchase at least 5% and no more than 25% of the Fund’s outstanding shares on the Repurchase Request Deadline (the “Repurchase Offer Amount”). The Board of Trustees shall determine the quarterly Repurchase Offer Amount.

Shareholder Notification: Thirty days before each Repurchase Request Deadline, the Fund shall send to each shareholder of record and to each beneficial owner of the shares that are the subject of the repurchase offer a notification (“Shareholder Notification”) providing the following information:

1.	A statement that the Fund is offering to repurchase its shares from shareholders at NAV;

2.	Fees applicable to such repurchase, if any;

3.	The Repurchase Offer Amount;

4.	The dates of the Repurchase Request Deadline and the Repurchase Pricing Date, and the date by which the Fund must pay shareholders for any shares repurchased (which shall not be more than seven days after the Repurchase Pricing Date) (the “Repurchase Payment Deadline”);

5.	The risk of fluctuation in NAV between the Repurchase Request Deadline and the Repurchase Pricing Date, and the possibility that the Fund may use an earlier Repurchase Pricing Date;

6.	The procedures for a shareholder to request repurchase of his, her or its shares and the right of a shareholder to withdraw or modify his, her or its repurchase request until the Repurchase Request Deadline;

7.	The procedures under which the Fund may repurchase such shares on a pro rata basis if shareholders tender more than the Repurchase Offer Amount;

8.	The circumstances in which the Fund may suspend or postpone a repurchase offer;

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9.	The NAV of the shares computed no more than seven days before the date of the notification and the means by which shareholders may ascertain the NAV thereafter; and

10.	The market price, if any, of the shares on the date on which such NAV was computed, and the means by which shareholders may ascertain the market price thereafter.

The Fund must file Form N-23c-3 (“Notification of Repurchase Offer”) and three copies of the Shareholder Notification with the SEC within three business days after sending the notification to shareholders.

Repurchase Requests: Repurchase requests must be submitted by shareholders by the Repurchase Request Deadline. The Fund shall permit repurchase requests to be withdrawn or modified at any time until the Repurchase Request Deadline but shall not permit repurchase requests to be withdrawn or modified after the Repurchase Request Deadline.

Repurchase Requests in Excess of the Repurchase Offer Amount: If shareholders tender more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund shall repurchase the shares tendered on a pro rata basis. This policy, however, does not prohibit the Fund from:

1.	Accepting all repurchase requests by persons who own, beneficially or of record, an aggregate of not more than 100 shares and who tender all of their stock for repurchase, before prorating shares tendered by others,

2.	Accepting by lot shares tendered by shareholders who request repurchase of all shares held by them and who, when tendering their shares, elect to have either (i) all or none or (ii) at least a minimum amount or none accepted, if the Fund first accepts all shares tendered by shareholders who do not make this election.

Suspension or Postponement of Repurchase Offers: The Fund shall not suspend or postpone a repurchase offer except pursuant to a vote of a majority of the Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund, and only:

1.	If the repurchase would cause the Fund to lose its status as a registered investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”);

2.	To the extent the Fund is listed in the future, if the repurchase would cause the shares that are the subject of the repurchase offer that are either listed on a national securities exchange or quoted in an inter-dealer quotation system of a national securities association to be neither listed on any national securities exchange nor quoted on any inter-dealer quotation system of a national securities association;

3.	For any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;

4.	For any period during which an emergency exists, as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

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5.	For such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

If a repurchase offer is suspended or postponed, the Fund shall provide notice to shareholders of such suspension or postponement. If the Fund renews the repurchase offer, the Fund shall send a new Shareholder Notification to shareholders.

Computing NAV: The Fund’s current NAV shall be computed daily, including on the five business days preceding a Repurchase Request Deadline, on such days and at such specific time or times during the day as set by the Board of Trustees. Currently, the Board of Trustees has determined that the Fund’s NAV shall be determined daily following the close of the Exchange. The Fund’s NAV need not be calculated on:

1.	Days on which changes in the value of the Fund’s portfolio securities will not materially affect the current NAV of the Shares;

2.	Days during which no order to purchase Shares is received, other than days when the NAV would otherwise be computed; or

3.	Customary national, local, and regional business holidays.

Liquidity Requirements: From the time the Fund sends a Shareholder Notification to shareholders until the Repurchase Pricing Date, a percentage of the Fund’s assets equal to at least 100% of the Repurchase Offer Amount (the “Liquidity Amount”) shall consist of (i) assets that individually can be sold or disposed of in the ordinary course of business, at approximately the price at which the Fund has valued the investment, within a period equal to the period between a Repurchase Request Deadline and the Repurchase Payment Deadline, of assets that mature by the next Repurchase Payment Deadline, (ii) assets borrowed by the Fund (e.g., by drawing under the Fund’s credit facility, if any), or (iii) assets available under the Fund’s credit facility, if any). This requirement means that individual assets must be salable under these circumstances. It does not require that the entire Liquidity Amount must be salable. In the event that the Fund’s assets fail to comply with this requirement, the Board of Trustees shall cause the Fund to take such action as it deems appropriate to ensure compliance.

Liquidity Policy: The Board of Trustees may delegate day-to-day responsibility for evaluating liquidity of specific assets to the Adviser but shall continue to be responsible for monitoring the Adviser’s performance of its duties and the composition of the Fund’s portfolio. Accordingly, the Board of Trustees has approved this policy, which is reasonably designed to ensure that the Fund’s portfolio assets are sufficiently liquid so that the Fund can comply with its Repurchase Offer Policy and comply with the liquidity requirements in the preceding paragraph.

1.	In evaluating liquidity, the following factors are relevant, but not necessarily determinative:

a.	The frequency of trades and quotes for a security.

b.	The number of dealers willing to purchase or sell the security, and the number of potential purchasers.

c.	Dealer undertakings to make a market in the security.

d.	The nature of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offer and the mechanics of transfer).

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e.	The size of the Fund’s holdings of a given security in relation to the total amount of outstanding of such security or to the average trading volume for the security.

2.	If market developments impair the liquidity of a security, the Adviser should review the advisability of retaining the security in the Fund’s portfolio. The Adviser should report the basis for its determination to retain a security at the next Board of Trustees’ meeting.

3.	The Board of Trustees shall review the overall composition and liquidity of the Fund’s portfolio on a quarterly basis.

4.	These procedures may be modified as the Board of Trustees deems necessary.

Registration Statement Disclosure: The Fund’s registration statement must disclose its intention to make or consider making such repurchase offers.

Annual Report Disclosure: The Fund shall include in its annual report to shareholders the following:

1.	Disclosure of its fundamental policy regarding periodic repurchase offers.

2.	Disclosure regarding repurchase offers by the Fund during the period covered by the annual report, which disclosure shall include:

a.	the number of repurchase offers;

b.	the repurchase offer amount and the amount tendered in each repurchase offer; and

c.	the extent to which in any repurchase offer the Fund repurchased stock pursuant to the procedures in Rule 23c-3(b) under the 1940 Act.

Discretionary Repurchase Offers: Under Rule 23c-3(c), in addition to its quarterly repurchase of shares, the Fund may offer to repurchase its shares on a discretionary basis, provided that (i) the offer is made to all Fund shareholders, (ii) the offer is made no more frequently than every two years, and (iii) certain other conditions of Rule 23c-3(b) are met.

Tenders by Adviser. The Adviser may tender for repurchase shares that it holds in its capacity as a shareholder in connection with any repurchase offer made by the Fund.

The Fund’s assets may consist primarily of interests in illiquid investments. Generally, in order to finance the repurchase of Shares pursuant to repurchase offers, the Fund may liquidate all or a portion of such interests. The Fund may also use available cash to fund a repurchase offer. The Fund’s interest in a Pooled Investment Vehicle may not be transferable, and the Fund’s withdraw of its interest, or a portion thereof, in a Pooled Investment may be pursuant to the redemption terms of that Pooled Investment Vehicle, which may include a redemption gate. To the extent that redemptions from a Pooled Investment Vehicle exceed a gate, the amount of the Pooled Investment Vehicle’s interests which the Fund may liquidate, will be reduced on a pro rata basis with other investors in the Pooled Investment Vehicle and the Fund’s offer to repurchase its interests may be correspondingly reduced. The Fund may also borrow money in order to finance the repurchase of Shares.

(2)	Transfers of Shares

No person may become a substituted shareholder without the written consent of the Board, which consent may be withheld for any reason in its sole discretion. A Share (or portion of a Share) held by a shareholder may be transferred only (1) by operation of law due to the death, bankruptcy, insolvency, adjudicated incompetence, or dissolution of the shareholder, or (2) under certain limited circumstances, with the written consent of the Board (which may be withheld in its sole discretion and is expected to be granted, if at all, only under extenuating circumstances). No transfer will be permitted unless the Fund consults with its counsel and counsel confirms that the transfer will not cause the Fund to be treated as a “publicly traded partnership” taxable as a corporation. Notwithstanding a finding that the transfer will not cause the Fund to be treated as a “publicly traded partnership” taxable as a corporation, the Board generally may not consent to a transfer of a Share (or portion of a Share) unless the following conditions are met: (1) the transferring shareholder has been a shareholder for at least six months; (2) the proposed transfer is to be made on the valuation date of an offer by the Fund to repurchase the Share (or portion of the Share); and (3) the transfer is one in which the tax basis of the Share in the hands of the transferee is determined, in whole or in part, by reference to its tax basis in the hands of the transferring shareholder (e.g., certain transfers to affiliates). Notice to the Fund of any proposed transfer of an interest must include evidence satisfactory to the Board that the proposed transferee satisfies the eligibility requirements to invest in the Fund as described in the Prospectus (an “Eligible Investor”).

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Any transferee that is an Eligible Investor and that acquires Shares in the Fund by operation of law as the result of the death, bankruptcy, insolvency, adjudicated incompetency, or dissolution of a shareholder, will be entitled to the allocations and distributions allocable to the Shares so acquired and to transfer such Shares in accordance with the terms of the Declaration of Trust but will not be entitled to the other rights of a shareholder unless and until such transferee becomes a substituted shareholder as provided in the Declaration of Trust. If a shareholder transfers Shares with the approval of the Board, the Fund will promptly take all necessary actions to admit such transferee as a shareholder. Each shareholder and transferee is required to pay all expenses, including attorneys’ and independent registered public accounting firm’s fees, incurred by the Fund in connection with such transfer. If a transferee is not an Eligible Investor, the Fund reserves the right to redeem its Shares. Any transfer of Shares in violation of the Declaration of Trust will not be permitted and will be void.

The Declaration of Trust provides, in part, that each shareholder has agreed to indemnify and hold harmless the Fund, the Board, the Adviser, each other shareholder and any affiliate of the foregoing against all losses, claims, damages, liabilities, costs and expenses, including legal or other expenses incurred in investigating or defending against any such losses, claims, damages, liabilities, costs and expenses or any judgments, fines and amounts paid in settlement, joint or several, to which such persons may become subject by reason of or arising from any transfer made by such shareholder in violation of these provisions or any misrepresentation made by such shareholder in connection with any such transfer.

BOARD OF TRUSTEES

The Board provides broad oversight over the operations and affairs of the Fund, and has overall responsibility to manage and control the business affairs of the Fund including the complete and exclusive authority to establish policies regarding the management, conduct and operation of the Fund’s businesses. The Board exercises the same powers, authority and responsibilities on behalf of the Fund, as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

Trustees are not required to invest in the Fund. A majority of the Board are persons who are not “interested persons” (as defined in the 1940 Act) of the Fund (each an “Independent Trustee”). The Independent Trustees perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation.

The identity of the Trustees and officers of the Fund and brief biographical information regarding each Trustee and officer during the past five years is set forth below. The first table lists the Trustee who is deemed to be an “interested person” of the Fund, as defined in the 1940 Act (an “Interested Trustee”). The address for all Trustees is [__].

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(1)	Trustees

Name and Year of Birth	Position(s) Held with Company	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee(1):
Laurence K. Russian Born: 1970	Trustee; Chief Executive Officer; President	Since 2025	Managing Member and Portfolio Manager, ABS Investment Management LLC since 2002.	1	None
Independent Trustees:

(1)	Mr. Russian is an Interested Trustee because of his affiliation with the Adviser.
(2)	Each Trustee serves until retirement, resignation or removal from the Board. Trustees may be removed in accordance with the Declaration of Trust with or without cause by written instrument signed by a majority of the Trustees.

In addition to the information set forth in the table above, each trustee possesses other relevant qualifications, experience, attributes or skills. The following provides additional information about these qualifications and experience.

Interested Trustee.

●	Laurence K. Russian. Mr. Russian’s experience includes over twenty years in the financial services industry. Mr. Russian currently serves as the Fund’s Chief Executive Officer and President and has served as a managing member and portfolio manager for the Adviser since September 2002. Prior to the Adviser, Mr. Russian was a Director for the Alternative Investments Group of Credit Suisse Asset Management (“CSAM”) where he assisted in the co-management of the group’s various hedge fund-of-funds products as well as a senior Hedge Fund Analyst participating in the selection of hedge funds investments. Mr. Russian joined CSAM in 1998 as a result of Credit Suisse Group’s acquisition of Banco de Investimentos Garantia, S.A., the Brazilian investment bank (“Garantia”). Mr. Russian joined Garantia, Inc. (New York) in 1994 to help set up Alternative Asset Management business for Garantia. In the process, Mr. Russian developed systematic methods to evaluate fund managers in alternative investment strategies. Mr. Russian also oversaw the accounting and operational procedures of the Garantia portfolio. These roles provide Mr. Russian with a strong understanding of management, investment and financial reporting matters and investment company operations.

Independent Trustees.

●	[__].

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(2)	Principal Officers who are Not Trustees

The business address of each officer is [__].

Name and Year of Birth	Position(s) Held with Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years

(1)	Each officer of the Fund serves for an indefinite term until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

Each Independent Trustee serves as a director to [the following three Cayman-organized funds managed by the Adviser: ABS Offshore SPC, ABS Opportunities Ltd. and ABS Alpha Ltd]. Other than each Independent Trustee’s service as director to each of these funds, no Independent Trustee currently holds or during the past two calendar years has held any positions with the Adviser, distributor, or any affiliates of the Fund, the Fund’s principal underwriter (the “Distributor”) or the Adviser. In addition, other than as disclosed above, during the past two calendar years, none of the Independent Trustees has held a position with the Fund or any other fund or hedge fund advised by the Adviser or any of its affiliates or for which the Distributor or its affiliates served as principal underwriter.

To rely on certain exemptive rules under the 1940 Act, a majority of the Fund’s trustees must be Independent Trustees, and for certain important matters, such as the approval of investment advisory agreements or transactions with affiliates, the 1940 Act or the rules thereunder require the approval of a majority of the Independent Trustees. Currently, [__]% of the Trustees are Independent Trustees.

(3)	Trustee Ownership in the Fund and Family of Investment Companies

Name of Trustee	Dollar Range of Equity Securities in the Fund(1)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies(1)
Interested Trustee:
Laurence K. Russian	[__]	[__]
Independent Trustees:

(1)	The information contained in this table is as of [__], 2025.

As of [__], 2025, no Independent Trustee (or his or her immediate family members) owned any class of securities of the Adviser, the Distributor or their affiliates.

(4)	Trustees Compensation

Set forth below is the annual compensation to be paid to the Independent Trustees by the Fund on an aggregate basis. The Independent Trustees set their level of compensation, which may be subject to change from time to time. No Interested Trustee or officer receives compensation from the Fund although all Trustee and officer travel expenses incurred to attend Board and committee meetings are reimbursed.

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Name	Position(s) Held with Company	Aggregate Compensation From Fund(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation Paid to Trustee(1)
[__]	Trustee	$[__]	$[__]	$[__]	$[__]

(5)	Committees of the Board of Trustees

The Board has formed an Audit Committee composed of the Independent Trustees. The functions of the Audit Committee are: (1) to oversee the Fund’s accounting and financial reporting policies and practices, its internal controls and, as the Audit Committee may deem necessary or appropriate, the internal controls of certain of the Fund’s service providers; (2) to oversee the quality and objectivity of the Fund’s financial statements and the independent audit of those statements; and (3) to the extent that Trustees are not members of the Audit Committee, to act as a liaison between the Fund’s independent registered public accounting firm and the Board. The Audit Committee operates pursuant to an Audit Committee Charter.

The Board has formed a Nominating Committee composed of the Independent Trustees. The Nominating Committee is responsible for nominating candidates for election or appointment as Independent Trustees and undertaking such other duties as shall be required of the Nominating Committee from time to time by the Board. Currently, the Nominating Committee does not consider nominees recommended by shareholders. The Nominating Committee operates pursuant to a Nominating Committee Charter.

(6)	Overview of Risk Management

The Board is currently comprised of [three] Trustees. Laurence K. Russian, the Chairman of the Board, is an Interested Trustee of the Fund and the other Trustees are Independent Trustees. The Independent Trustees have designated [__] as the Lead Independent Trustee. The Lead Independent Trustee chairs Board meetings and executive sessions of the Independent Trustees, reviews and comments on Board meeting agendas, represents the views of the Independent Trustees to management and facilitates communication among the Independent Trustees.

The Board plays an active role in the risk oversight of the Fund. The Trustees meet on a quarterly basis. Trustees also participate in special meetings and conference calls as needed. Legal counsel to the Fund provides quarterly reports to the Board regarding regulatory developments. On a quarterly basis, the Trustees review and discuss some or all of the following compliance and risk management reports relating to Fund:

●	Fund Performance/Portfolio Manager’s Commentary
●	Code of Ethics review
●	NAV Errors, if any
●	Distributor Compliance Reports
●	Timeliness of SEC Filings
●	Dividends and other Distributions
●	Administrator and CCO Compliance Reports
●	Fair Valuation Reports

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The Audit Committee meets at least annually with the Fund’s management and independent registered public accounting firm and considers reports provided by management and the independent registered public accounting firm regarding the Fund’s audited financial statements, the Fund’s accounting policies and the Fund’s internal controls over financial reporting. The Valuation Committee meets quarterly to review the Adviser’s fair valuation of the Fund’s interests in Portfolio Investments based on reports and information presented by the Adviser. The Committees report directly to the Board. The Nominating and Qualified Legal Compliance Committees meet as needed.

The Independent Trustees have engaged their own independent legal counsel to provide advice on regulatory, compliance and other topics. In addition, the Board has engaged on behalf of the Fund a Chief Compliance Officer (“CCO”) who is responsible for overseeing the implementation of the Fund’s compliance program and for evaluating the effectiveness of the compliance programs of the Fund, the Adviser, and the Fund’s administrator (and sub-administrator), distributor, fund accountant and transfer agent. The CCO reports to the Board at least quarterly any material compliance items that have arisen, and annually the CCO provides to the Board a comprehensive compliance report outlining the effectiveness of compliance policies and procedures of the Fund and its service providers. As part of the CCO’s risk oversight function, the CCO seeks to understand the risks inherent in the operations of the Fund and its investment advisers, administrator, distributor, fund accountant and transfer agent. Periodically the CCO provides reports to the Board that, among other things:

●	Assess the quality of the information the CCO receives from internal and external sources;
●	Assess how Fund personnel monitor and evaluate risks;
●	Assess the quality and implementation of the risk management procedures of the Fund and certain service providers; and
●	Discuss economic, industry, and regulatory developments, and recommend changes to the Fund’s compliance program as necessary to meet new regulations or industry developments.

On an annual basis, the Board conducts an assessment of the Board’s and the Trustees’ individual effectiveness in overseeing the Fund. Based upon its assessment, the Board determines whether additional risk assessment or monitoring processes are required with respect to the Fund or any of its service providers. Based on the qualifications of each of the Fund’s Trustees, the risk management practices adopted by the Board and the committee structure adopted by the Board, and the size of the Board and the Fund, the Board believes that its leadership is appropriate.

(7)	Control Persons and Principal Holders of Securities

A control person is a shareholder who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the Fund. As of the date of this SAI, [__], in connection with his initial $100,000 purchase of shares, owned more than 25% (i.e., 100%) of the outstanding shares of the Fund.

A principal shareholder is any shareholder who owns of record or beneficially 5% or more of the outstanding Shares of a class of the Fund. As of the date of this SAI, the following are the only persons known by the Fund to have more than 5% of the outstanding shares of a class of the Fund: [__].

As of the date of this SAI, officers of the Fund, as a group, own [less than 1]% of the Fund.

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INVESTMENT ADVISORY SERVICES

Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for developing, implementing and supervising the Fund’s continuous investment program in a manner reasonably consistent with the investment objective and policies of the Fund.

As compensation for services and facilities required to be provided by the Adviser under the Advisory Agreement, the Fund will pay the Adviser a fee at an annual rate equal to [__]%, payable monthly based on the Fund’s month end NAV.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses to limit the Fund’s total annual fund operating expenses attributable to the [Founders’] Shares, [Retail Class] Shares, and [Class C] Shares to [__]% (after the fee waivers and/or expense reimbursements, and exclusive of taxes, interest, portfolio transaction expenses (including but not limited to brokerage fees and commissions, custodial “ticket” costs to process Fund investments in other investment funds, and other fees and expenses incurred in connection with the acquisition, holding, and disposition of securities and other investments); fees and expenses for outsourced third-party chief compliance officer services, if and when utilized by the Fund; acquired fund fees and expenses; and extraordinary expenses not incurred in the ordinary course of the Fund’s business). Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three (3) years following the date reimbursement or reduction was made if such recoupment does not cause current expenses to exceed the expense limit for such class in effect at the time the expenses were paid/waived or any expense limit in effect at the time of recoupment. These arrangements will continue until [__], 2026, and may be terminated or extended by the Board at any time. No such termination shall affect the obligation (including the amount of the obligation) of the Fund to repay amounts of waived fees and/or reimbursed expenses with respect to periods prior to such termination; provided that no repayment of such waived fees or reimbursement of expenses will occur more than three (3) years following the date the waiver or reimbursement was made.

The Advisory Agreement provides that in the absence of (i) willful misfeasance, bad faith or gross negligence in the performance of its obligations and duties under the Advisory Agreement; (ii) reckless disregard of its obligations and duties under the Advisory Agreement; or (iii) a loss resulting from a breach of a fiduciary duty, the Adviser is not subject to any liability to the Fund or any shareholder for any mistake of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services, including without limitation, any loss the Fund sustains with respect to the purchase, sale or retention of any security on behalf of the Fund. In addition, it provides that the Adviser may act as investment adviser for any other person, firm or corporation.

ADMINISTRATOR, FUND ACCOUNTANT AND COMPLIANCE SERVICES

[__] (the “Administrator”), located at [__], provides administrative, compliance and fund accounting services (collectively, the “Services”) to the Fund (the “Services Agreement”).

These services include, but are not limited to: (1) coordinating Board activities; (2) preparing quarterly, semi-annual and annual financial statements; (3) assisting the Adviser in monitoring compliance with the Fund’s investment restrictions and the Fund’s status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended; (4) preparing annual expense budgets, coordinating expense payments, and establishing expense accruals; (5) assisting in the preparation of or preparing, as applicable, the Fund’s regulatory filings and submitting such filings to the applicable regulator; (6) computing class NAVs; and (7) preparing tax work schedules for excise tax and tax provision purposes and calculating dividend and capital gain distributions for review and approval by the Fund’s officers and its independent accountants.

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Pursuant to an administration and fund accounting agreement between the Fund and the Administrator, the Fund pays the Administrator: (1) an asset based fee for fund accounting services, subject to an annual minimum fee; (2) an asset based fee for specified administration and compliance services, subject to an annual minimums fee; and (3) certain out of pocket and account expenses.

DISTRIBUTOR

[__] (the “Distributor”), located at [__], acts as the Fund’s principal underwriter pursuant to a Distribution Agreement. Pursuant to the Distribution Agreement, the Distributor shall use best efforts to distribute the Fund’s Shares. Under the Distribution Agreement, the Distributor shall use its best efforts to effect sales of the Fund’s Shares but is not obligated to sell any certain number of Shares. The Distribution Agreement does not obligate the Distributor to buy any Fund Shares and the Distributor does not intend to make a market in the Fund’s Shares. There is no sales charge for purchases of the Shares.

Under the Fund’s Distribution Agreement, the Distributor is also responsible for reviewing the Fund’s proposed advertising and sales literature for compliance with applicable laws and regulations, and for filing with appropriate regulators those advertising materials and sales literature it believes are in compliance with such laws and regulations. Under the Distribution Agreement, the Distributor shall, at the request of the Fund, enter into agreements with Financial Institutions in order that such Financial Institutions may sell the Fund’s Shares. For these services, the Adviser pays the Distributor, pursuant to a Distribution Services Agreement between the Distributor and the Adviser, an annual asset based fee, payable monthly based on the Fund’s month end NAV (subject to a minimum annual fee), plus reasonable out-of-pocket expenses incurred by the Distributor in connection with providing these services.

The Distributor has agreed to waive fees and expense reimbursements payable to it under the Distribution Services Agreement to the extent that the payment of any such fees and expenses would cause total compensation payable to the Distributor under the Distribution Services Agreement to exceed [__]% of the gross offering proceeds (the “Waiver”). The Waiver remains in effect until the Distributor’s resignation or termination as the Fund’s principal underwriter unless amended prior to that time at the written request of the Fund and the Adviser in order to ensure continued compliance with underwriting compensation limitations applicable to closed-end investment companies.

CUSTODIAN AND ESCROW AGENT

[__] (the “Custodian”), located at [__], is custodian of the Fund’s investments and may maintain Fund assets with U.S. and foreign subcustodians (which may be banks, trust companies, securities depositories and clearing agencies).

The Pooled Investment Vehicles in which the Fund invests custody their assets with unaffiliated qualified custodians such as banks. These Pooled Investment Vehicles disseminate audited financial statements to investors at least annually.

The Custodian, also serves as escrow agent (in such capacity, the “Escrow Agent”) with respect to subscription monies received from prospective investors in advance of dates when shares may be subscribed for and monies may be transmitted to the Fund, as well as with respect to monies received from the Fund in advance of dates when shares may be tendered to the Fund and monies may be transmitted to the tendering shareholders. Amounts received from prospective investors in the Fund (in the case of subscriptions) and amounts received from the Fund (in the case of tender offers) will be held in an escrow account pending the transmission to the Fund or tendering shareholders, as the case may be. Any interest earned on the account will be paid to the Fund. If an investor’s subscription is not accepted, the Escrow Agent will return the subscription monies to such investor. Fees and expenses of the Custodian and Escrow Agent are paid by the Fund.

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PORTFOLIO MANAGERS

Laurence K. Russian and Michael Halper are the Fund’s portfolio managers and are equally responsible for the day-to-day management of the Fund’s portfolio.

(1)	Other Accounts Managed by the Portfolio Managers

The table below identifies, the number of accounts managed (excluding the Fund) by the Portfolio Managers and the total assets in such accounts, within each of the following categories: other pooled investment vehicles and other accounts. The Portfolio Managers do not manage any other registered investment companies. Information in the table is shown as of [__], 2025. Asset amounts are approximate and have been rounded.

Team Member	Pooled Investment Vehicles				Other Accounts
	Number (Total)	Market Value Total	Number w/ Perf. Fee(1)	Market Value w/ Perf. Fee(1)	Number (Total)	Market Value (Total)	Number w/ Perf. Fee(1)	Market Value w/ Perf. Fee (1)
L. Russian	[__]	$[__]b	[__]	$[__]b	[__]	$[__]b	[__]	$[__]b
M. Halper	[__]	$[__]b	[__]	$[__]b	[__]	$[__]b	[__]	$[__]b

(1)	These columns represent the number and market value of Pooled Investment Vehicles and Other Accounts that pay the Adviser a performance-based fee.

(2)	Compensation

The Portfolio Managers are Managing Members and equity owners of the Adviser. Their compensation consists of a fixed salary, bonus compensation and their respective share of the Adviser’s earnings. Each year, a bonus pool is established based on the net income of the Adviser and calculated pursuant to pre-set formula. The bonus pool is then allocated to Adviser personnel by the Managing Members. Participation in the bonus pool is at the discretion of the Managing Members and is based on subjective factors determined by the Managing Members in their sole discretion.

(3)	Ownership of Shares

As of [__], 2025, each Portfolio Manager owned Shares as summarized in the following table:

Investment Team Member	Dollar Range of Beneficial Ownership in Fund (1)
L. Russian	$[__]
M. Halper	$[__]

(1)	Each Portfolio Manager may be deemed to indirectly beneficially own Shares through their respective ownership interests in the Adviser.

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(4)	Potential Conflicts of Interest

As a general matter, certain actual or apparent conflicts of interest may arise in connection with a Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the team member is responsible, on the other. For example, the management of multiple accounts may result in a team member devoting unequal time and attention to the management of each account. Although the Adviser does not track the time a team member spends on a single portfolio, it does periodically assess whether a team member has adequate time and resources to effectively manage all of the accounts for which he is responsible. Moreover, variances in advisory fees charged from account to account may create an incentive for a team member to devote more attention to those accounts that pay higher advisory fees. It is also possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.

The Adviser has adopted and implemented policies and procedures, including trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients.

PORTFOLIO TRANSACTIONS

The Fund does not pay commissions or discounts upon the purchase of money market instruments which are acquired directly from the issuer. Certain Pooled Investment Vehicles in which the Fund holds an interest may, however, assess withdrawal penalties on liquidations of interests. These transactions are generally not subject to other transaction expenses.

The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors but is not expected to exceed 100% per year. An annual portfolio turnover rate of 100% would occur if all the securities in the Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased transaction costs to the Fund and a possible increase in short-term capital gains (taxable to shareholders as ordinary income when distributed to them) or losses.

Portfolio turnover rate is defined under the rules of the SEC as the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of portfolio turnover rate.

CODE OF ETHICS

The Fund and the Adviser have each adopted a code of ethics. A code of ethics permits persons subject to the code to invest in securities that may be purchased or held by the Fund, including securities that may be purchased or held by a Pooled Investment Vehicle, subject to a number of restrictions and controls. Compliance with the codes of ethics is carefully monitored and enforced.

The codes of ethics of the Fund and the Adviser are included as exhibits to the Fund’s registration statements filed with the SEC. The codes of ethics are also available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov, and also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

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VOTING OF PROXIES

A copy of the Fund’s proxy voting procedures is included in Exhibit A to this SAI. The proxy voting policies of the Adviser are included as Exhibit B to this SAI. Information regarding how the Fund voted proxies relating to securities of the Fund during the most recent 12-month period ended June 30 is available: (i) without charge, upon request, by calling (xxx) xxx-xxxx; and (ii) on the SEC’s website at http://www.sec.gov; and (iii) at the Fund’s website [___].com.

CERTAIN TAX CONSIDERATIONS

The following discussion is a general summary of the material U.S. federal income tax considerations applicable to the Fund and to an investment in the Shares. This summary does not purport to be a complete description of the income tax considerations applicable to such an investment. For example, the following does not describe tax consequences that are assumed to be generally known by investors or certain considerations that may be relevant to certain types of shareholders subject to special treatment under U.S. federal income tax laws, including shareholders subject to the alternative minimum tax, tax-exempt organizations, insurance companies, dealers in securities, pension plans and trusts, and financial institutions. This summary assumes that shareholders hold Shares as capital assets (generally, property held for investment). The discussion is based upon the Internal Revenue Code (the “Code”), Treasury regulations and administrative and judicial interpretations, each as of the date of this Prospectus and all of which are subject to change, possibly retroactively, which could affect the continuing validity of this discussion. The Fund has neither sought nor will it seek any ruling from the IRS regarding this offering. This summary does not discuss any aspects of U.S. estate or gift tax or foreign, state or local income tax. It does not discuss the special treatment under U.S. federal income tax laws that could result if the Fund invested in tax-exempt securities or certain other investment assets.

Tax matters summarized herein are very complicated and the tax consequences to an investor of an investment in Shares will depend on the facts of its particular situation. Shareholders are encouraged to consult their own tax advisers regarding the specific consequences of such an investment, including tax reporting requirements, the applicability of U.S. federal, state, local and foreign tax laws, eligibility for the benefits of any applicable tax treaty and the effect of any possible changes in the tax laws.

Tax reform legislation commonly known as the Tax Cuts and Jobs Act (the “Tax Act”) was enacted on December 22, 2017. The Tax Act makes significant changes to the U.S. federal income tax rules for individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Most of the changes applicable to individuals are temporary and, without further legislation, will not apply after 2025. The application of certain provisions of the Tax Act is uncertain, and the changes in the Tax Act may have indirect effects on the Fund, its investments and its shareholders that cannot be predicted. In addition, legislative, regulatory or administration changes could be enacted or promulgated at any time, either prospectively or with retroactive effect. Prospective shareholders should consult their tax advisors regarding the implications of the Tax Act on their investment in the Fund.

Specifically, the following changes made by the Tax Act affect possible investments by the Fund and the taxation of prospective shareholders. First, the Tax Act reduces the dividend received deduction percentage from 70% to 50% for ordinary dividends paid to corporate shareholders. Thus, a greater percentage of the ordinary dividend paid by the Fund to the corporate shareholder will be subject to income tax. Second, the Tax Act repeals the alternative minimum tax (“AMT”) for corporate shareholders and reduces the number of non-corporate shareholders subject to AMT. With these changes to AMT, the Fund may be more inclined to invest in certain assets, such as private activity bonds, that otherwise might subject the shareholder to AMT. Third, the Tax Act repealed the deduction of investment management fees as miscellaneous itemized deductions. A RIC may deduct these expenses when determining the amount available to be distributed to a shareholder. Thus, a shareholder in the Fund may receive better tax treatment with regard to these expenses than an investor who directly invests in the same investments.

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A “U.S. Shareholder” is a beneficial owner of Shares that is for U.S. federal income tax purposes:

●	a citizen or individual resident of the United States;

●	a corporation, or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

●	a trust, if a court within the United States has primary supervision over its administration and one of more U.S. persons have the authority to control all of its substantial decisions, or the trust has a valid election in effect under applicable Treasury regulations to be treated as a U.S. person; or

●	an estate, the income of which is subject to U.S. federal income taxation regardless of its source.

A “Non-U.S. Shareholder” is a beneficial owner of Shares that is not a U.S. Shareholder.

If a partnership (including an entity treated as a partnership for U.S. federal income tax purposes) holds Shares, the tax treatment of a partner in the partnership will generally depend upon the status of the partner and the activities of the partnership. If a prospective shareholder is a partnership, a partner of such a partnership should consult its tax advisers with respect to the purchase, ownership and disposition of Shares.

(1)	Election to be Taxed as a RIC

The Fund has elected to be treated as a “regulated investment company” (“RIC”) under Subchapter M of the Code. As a RIC, the Fund generally will not pay corporate-level U.S. federal income taxes on any ordinary income or capital gains that it distributes to shareholders as dividends. To qualify as a RIC, the Fund must, among other things, meet certain source-of-income and asset diversification requirements (as described below). In addition, the Fund must distribute to shareholders, for each taxable year, an amount equal to at least 90% of the Fund’s “investment company taxable income,” which is generally its ordinary income plus the excess of realized net short-term capital gain over realized net long-term capital loss, reduced by deductible expenses, which are referred to as the “Annual Distribution Requirement.”

(2)	Taxation as a RIC

If the Fund:

●	qualifies as a RIC; and
●	satisfies the Annual Distribution Requirement;

then the Fund will not be subject to U.S. federal income tax on the portion of its investment company taxable income and net capital gain (generally, realized net long-term capital gain in excess of realized net short-term capital loss) distributed to shareholders. The Fund will be subject to U.S. federal income tax at regular corporate rates on any income or capital gain not distributed (or deemed distributed) to shareholders.

The Fund will be subject to a 4% nondeductible U.S. federal excise tax on certain undistributed income unless the Fund distributes in a timely manner an amount at least equal to the sum of (1) 98% of the Fund’s ordinary income for each calendar year, (2) 98.2% of the Fund’s capital gain net income for the one-year period generally ending October 31 in that calendar year and (3) any income realized, but not distributed, in preceding years, which is referred to as the “Excise Tax Avoidance Requirement.” The Fund currently intends to make sufficient distributions each taxable year to satisfy the Excise Tax Avoidance Requirement.

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To qualify as a RIC for U.S. federal income tax purposes, the Fund generally must, among other things:

●	derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of stock or other securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to the Fund’s business of investing in such stock, securities or currencies, which the Fund refers to as the “90% Income Test;” and

●	diversify the Fund’s holdings so that at the end of each quarter of the taxable year:
-	at least 50% of the value of the Fund’s assets consists of cash, cash equivalents, U.S. Government securities, securities of other RICs, and other securities if such other securities of any one issuer (other than securities of other RICs) do not represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer; and

-	no more than 25% of the value of the Fund’s assets is invested in the securities, other than U.S. Government securities or securities of other RICs, of one issuer, the securities of two or more issuers that are controlled, as determined under applicable tax rules, by the Fund and that are engaged in the same or similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships which the Fund refers to as the “Diversification Tests.”

The Fund may invest in Pooled Investment Vehicles that are “passive foreign investment companies” or “PFICs.” A PFIC is an offshore investment fund that is treated as a corporation for U.S. tax purposes. Subchapter M of the Code does not require the Fund to look through to the underlying investments held in the portfolios of PFICS in order to determine compliance with the RIC tax requirements. Investments in PFICs may involve costs, including withholding taxes that the Fund would not incur if it invested in U.S. domestic investment funds. Also, the Foreign Account Tax Compliance Act (“FATCA”), incorporated into the Code generally will require a PFIC to register with the Internal Revenue Service by June 30, 2014 and agree to identify certain of its direct and indirect U.S. account holders in order to avoid a U.S. withholding tax of 30% on certain payments (including payments of gross proceeds) made with respect to actual and deemed U.S. investments.

The Fund may also be required to recognize taxable income from PFIC investments in circumstances in which the Fund does not receive cash. Specifically, the Fund may elect to mark-to-market at the end of each taxable year its shares in Pooled Investment Vehicles that are classified as PFICs for U.S. federal income tax purposes. As a result of the “mark-to-market election”, at the end of each taxable year the Fund would recognize as ordinary income any increase in the value of such interests, and as ordinary loss any decrease in such value to the extent it does not exceed prior increases included in income. Because any mark-to-market income will be included in investment company taxable income for each taxable year, the Fund may be required to make a distribution to shareholders in order to satisfy the Annual Distribution Requirement and the Excise Tax Avoidance Requirement, even though the Fund will not have received any corresponding cash amount.

As an alternative to the “mark-to-market election”, in certain circumstances the Fund may be able make a Qualified Electing Fund (“QEF”) election with respect to the shares of a PFIC in which it owns shares. If the Fund makes a QEF election, then the Fund must include in income for each year its pro rata share of the PFIC’s ordinary earnings and net capital gain, if any, for the PFIC’s taxable year that ends with or within the taxable year of the Fund, regardless of whether or not distributions were received from the PFIC by the Fund. Losses of the PFIC would not pass through to the Fund on a current basis; however, the Fund may ultimately recognize such losses on a disposition of the shares of the PFIC. The Fund would generally recognize capital gain or loss on the sale, exchange, or other disposition of the shares of a PFIC with respect to which the Fund made a QEF election. Such gain or loss will be treated as long-term capital gain or loss if the Fund’s holding period in the PFIC shares is greater than one year at the time of the sale, exchange or other disposition. In order for the Fund to make a QEF election, the PFIC must annually provide the Fund with certain information regarding the Fund’s share of the PFIC’s net ordinary earnings and net long term capital gain. The Fund may not be able to obtain such information from any Pooled Investment Vehicle. Therefore, there can be no assurance that the Fund will be able to make a QEF election with respect to any Pooled Investment Vehicle.

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If the Fund borrows money, the Fund may be prevented by loan covenants from declaring and paying dividends in certain circumstances. Limits on the Fund’s payment of dividends may prevent the Fund from meeting the Annual Distribution Requirement, and may, therefore, jeopardize the Fund’s qualification for taxation as a RIC, or subject the Fund to the 4% excise tax.

The Fund is permitted under the 1940 Act to borrow funds and to sell assets in order to satisfy the Annual Distribution Requirement. However, the Fund, under the 1940 Act, is not permitted to make distributions to shareholders while its debt obligations and senior securities are outstanding unless certain asset coverage tests are met. Moreover, the Fund’s ability to dispose of assets to meet the distribution requirements may be limited by (1) the illiquid nature of its portfolio and (2) other requirements relating to the Fund’s status as a RIC, including the Diversification Tests.

If the Fund disposes of assets to meet the Annual Distribution Requirement, the Diversification Tests, or the Excise Tax Avoidance Requirement, the Fund may make such dispositions at times that, from an investment standpoint, are not advantageous.

If the Fund fails to satisfy the Annual Distribution Requirement or otherwise fails to qualify as a RIC in any taxable year, the Fund will be subject to tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to shareholders. In that case, all of the Fund’s income will be subject to corporate-level U.S. federal income tax, reducing the amount available to be distributed to shareholders. In contrast, assuming the Fund qualifies as a RIC, its corporate-level U.S. federal income tax should be substantially reduced or eliminated.

The remainder of this discussion assumes that the Fund qualifies as a RIC and has satisfied the Annual Distribution Requirement.

(3)	Taxation of U.S. Shareholders

Distributions by the Fund generally are taxable to U.S. Shareholders as ordinary income or long-term capital gain. Distributions of the Fund’s “investment company taxable income” (which is, generally, ordinary income plus realized net short-term capital gain in excess of realized net long-term capital loss, reduced by deductible expenses) will be taxable as ordinary income to U.S. Shareholders to the extent of the Fund’s current and accumulated earnings and profits, whether paid in cash or reinvested in additional Shares. Distributions of the Fund’s “investment company taxable income” attributable to its investments in PFIC’s will not be eligible for the dividends received deduction allowed to corporate shareholders and will not qualify for the reduced rates of tax for qualified dividend income allowed to individuals. Distributions of the Fund’s net capital gain (which is generally the Fund’s realized net long-term capital gain in excess of realized net short-term capital loss) properly designated by the Fund as “capital gain dividends” will be taxable to a U.S. Shareholder as long-term capital gains, currently subject to reduced rates of U.S. federal income tax in the case of non-corporate U.S. Shareholders, regardless of the U.S. Shareholder’s holding period for its Shares and regardless of whether paid in cash or reinvested in additional Shares. The Fund may be able to make distributions of capital gains received from Pooled Investment Vehicles in which the Fund has made a QEF election. Such distributions will generally be taxable to U.S. Shareholders as long-term capital gain regardless of whether the U.S. shareholder receive such payments in cash or reinvest the distributions into the Fund. A U.S. Shareholder may be eligible for a reduced rate of taxation on long-term capital gain distributions received from the Fund, regardless of how long the U.S. Shareholder has held Shares. Distributions in excess of the Fund’s earnings and profits first will reduce a U.S. Shareholder’s adjusted tax basis in such shareholder’s Shares and, after the adjusted basis is reduced to zero, will constitute capital gain from the sale of Shares to such U.S. Shareholder.

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Income from the Fund may also be subject to a 3.8% “Medicare tax.” The Medicare tax applies to individuals who have net investment income and adjusted gross income in excess of certain income thresholds set forth in the Code. The Medicare tax also applies to trusts and estates that have undistributed net investment income and adjusted gross income that would be subject to the maximum income tax rate for an estate or trust.

For purposes of determining (1) whether the Annual Distribution Requirement is satisfied for any year and (2) the amount of capital gain dividends paid for that year, the Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question. If the Fund makes such an election, the U.S. Shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by the Fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the Fund’s U.S. Shareholders on December 31 of the year in which the dividend was declared. Shareholders who receive distributions in the form of Shares will be subject to the same U.S. federal, state and local tax consequences as if they received cash distributions. Dividends and other taxable distributions are taxable to shareholders even though they are reinvested in additional Shares.

Pursuant to the Fund’s “opt out” dividend reinvestment plan, when the Fund declares a dividend, each shareholder that has not made a Distribution Election will automatically have their dividends reinvested in additional Shares. To the extent shareholders make a Distribution Election, the Fund may pay any or all such dividends in a combination of cash and Shares. Depending on the circumstances of the shareholder, the tax on the distribution may exceed the amount of the distribution received in cash, if any, in which case such shareholder would have to pay the tax using cash from other sources. A shareholder that receives Shares pursuant to a distribution generally has a tax basis in such Shares equal to the amount of cash that would have been received instead of Shares as described above and a holding period in such Shares that begins on the Business Day following the payment date for the distribution.

A U.S. Shareholder generally will recognize taxable gain or loss if the U.S. Shareholder sells or otherwise disposes of its Shares. Such shareholder’s gain or loss is generally calculated by subtracting from the gross proceeds the cost basis of its Shares sold or otherwise disposed of. Upon such disposition of such shareholder’s Shares, the Fund will report the gross proceeds and cost basis to such Shareholder and the IRS. For each disposition, the cost basis will be calculated using the Fund’s default method of first-in, first-out, unless such shareholder instructs the Fund in writing to use a different calculation method permitted by the IRS, including average cost or specific Share lot identification. The cost basis method elected by the shareholder (or the cost basis method applied by default) for each disposition of Shares may not be changed after the settlement date of each such disposition of Shares. If a shareholder holds its Shares through a broker (or other nominee), such shareholder should contact that broker (nominee) with respect to reporting of cost basis and available elections for its account. Shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting law applies to them.

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Any gain arising from a sale or disposition generally will be treated as long-term capital gain or loss if the shareholder has held its Shares for more than one year. Otherwise, it will be classified as short-term capital gain or loss. However, any capital loss arising from the sale or disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of the amount of capital gain dividends received, or undistributed capital gain deemed received, with respect to such Shares. In addition, all or a portion of any loss recognized upon a disposition of Shares may be disallowed if other Shares are purchased (whether through reinvestment of distributions or otherwise) within 30 calendar days before or after the disposition.

In general, non-corporate U.S. Shareholders currently are subject to reduced rates of U.S. federal income tax on their net capital gain (generally, the excess of realized net long-term capital gain over realized net short-term capital loss for a taxable year, including a long-term capital gain derived from an investment in Shares). Such rate currently is lower than the maximum rate on ordinary income currently payable by individuals. Corporate U.S. Shareholders currently are subject to U.S. federal income tax on net capital gain at the same rates that apply to ordinary income; provided, however, that the maximum rate applicable to capital gains is 35%. Non-corporate U.S. Shareholders with net capital losses for a year (i.e., capital loss in excess of capital gain) generally may deduct up to $3,000 of such losses against their ordinary income each year; any net capital losses of a non-corporate U.S. Shareholder in excess of $3,000 generally may be carried forward and used in subsequent years as provided in the Code. Corporate U.S. Shareholders generally may not deduct any net capital losses for a year, but may carry back such losses for three years or carry forward such losses for five years.

The Fund will send to each U.S. Shareholder, as promptly as possible after the end of each calendar year, but in no event later than the Fund’s distribution of Form 1099, a notice detailing, on a per Institutional Share and per distribution basis, the amounts includible in such U.S. Shareholder’s taxable income for such year as ordinary income and as long-term capital gain. In addition, the U.S. federal tax status of each year’s distributions generally will be reported to the IRS. Distributions may also be subject to additional state, local and foreign taxes depending on a U.S. Shareholder’s particular situation.

The Fund may be required to withhold U.S. federal income tax, or “backup withholding,” currently at the rate set forth in Section 3406 of the Code, from all taxable distributions to any non-corporate U.S. Shareholder (1) who fails to furnish the Fund with a correct taxpayer identification number or a certificate that such shareholder is exempt from backup withholding, or (2) with respect to whom the IRS notifies the Fund that such shareholder has failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect. An individual’s taxpayer identification number is his or her social security number. Any amount withheld under backup withholding is allowed as a credit against the U.S. Shareholder’s U.S. federal income tax liability and may entitle such shareholder to a refund; provided that proper information is timely provided to the IRS.

U.S. Tax Exempt Shareholders. U.S. tax-exempt entities, including, but not limited to, ERISA Plans and IRAs, are generally subject to federal income tax on unrelated business taxable income or UBTI. UBTI includes “unrelated debt-financed income,” which generally consists of (i) income derived by an exempt organization (directly or indirectly through an interest in another entity) from income-producing property with respect to which there is “acquisition indebtedness” at any time during the taxable year, and (ii) gains derived by an exempt organization (directly or indirectly through an interest in another entity) from the disposition of property with respect to which there is “acquisition indebtedness” at any time during the twelve-month period ending with the date of such disposition.

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Generally, distributions by the Fund, like distributions by a corporation, will not be taxable to U.S. tax exempt shareholders even if such dividends are attributable to UBTI.

A portion of the dividends and capital gains distributed by the Fund to a U.S. tax-exempt shareholder and attributable to UBTI would, however, be subject to federal income tax if the tax-exempt shareholder borrowed money to acquire its investment in the Fund. Moreover, a U.S. tax-exempt shareholder will recognize UBTI from the sale of some or all of its interest in the Fund if the shareholder has outstanding “acquisition indebtedness” at any time during the twelve month period ending with the date of the sale.

(4)	Taxation of Non-U.S. Shareholders

Whether an investment in Shares is appropriate for a Non-U.S. Shareholder will depend upon that person’s particular circumstances. An investment in Shares by a Non-U.S. Shareholder may have material and adverse tax consequences. Non-U.S. Shareholders should consult their tax advisers before investing in Shares.

Distributions of the Fund’s “investment company taxable income” to Non-U.S. Shareholders, subject to the discussion below, will be subject to withholding of U.S. federal income tax at a 30% rate (or lower rate provided by an applicable income tax treaty) to the extent of the Fund’s current and accumulated earnings and profits unless the distributions are effectively connected with a U.S. trade or business of the Non-U.S. Shareholder, and, if an income tax treaty applies, are attributable to a permanent establishment in the U.S. of the Non-U.S. Shareholder, in which case the distributions will be subject to U.S. federal income tax at the rates applicable to U.S. Shareholders. In that case, the Fund will not be required to withhold federal tax if the Non-U.S. Shareholder complies with applicable certification and disclosure requirements. Special certification requirements apply to certain foreign entities, including foreign trusts and foreign partnerships, and Non-U.S. Shareholders are urged to consult their tax advisers in this regard.

Actual or deemed distributions by the Fund of capital gain dividends to a Non-U.S. Shareholder and gain realized by a Non-U.S. Shareholder upon the sale of Shares will not be subject to withholding of U.S. federal income tax and generally will not be subject to U.S. federal income tax (a) unless the distributions or gains, as the case may be, are effectively connected with a U.S. trade or business of the Non-U.S. Shareholder and, if an income tax treaty applies, are attributable to a permanent establishment maintained by the Non-U.S. Shareholder in the U.S. or (b) the Non-U.S. Shareholder is an individual, has been present in the U.S. for 183 calendar days or more during the taxable year, and certain other conditions are satisfied.

If the Fund distributes its net capital gain, if any, in the form of deemed rather than actual distributions (which the Fund may do in the future), a Non-U.S. Shareholder will be entitled to a U.S. federal income tax credit or tax refund equal to the Non-U.S. Shareholder’s allocable share of the tax the Fund pays on the capital gain deemed to have been distributed. In order to obtain the refund, the Non-U.S. Shareholder must obtain a U.S. taxpayer identification number and file a U.S. federal income tax return even if the Non-U.S. Shareholder would not otherwise be required to obtain a U.S. taxpayer identification number or file a U.S. federal income tax return. For a corporate Non-U.S. Shareholder, distributions (both actual and deemed), and gains realized upon the sale of the Fund’s common stock that are effectively connected with a U.S. trade or business may, under certain circumstances, be subject to an additional “branch profits tax” at a 30% rate (or at a lower rate if provided for by an applicable income tax treaty). Accordingly, investment in Shares may not be appropriate for certain Non-U.S. Shareholders.

A Non-U.S. Shareholder who is a non-resident alien individual, and who is otherwise subject to withholding of U.S. federal income tax, may be subject to information reporting and backup withholding of U.S. federal income tax on dividends unless the Non-U.S. Shareholder provides the Fund or the dividend paying agent with an IRS Form W-8BEN (or an acceptable substitute form) or otherwise meets documentary evidence requirements for establishing that it is a Non-U.S. Shareholder or otherwise establishes an exemption from backup withholding.

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FATCA will generally impose a U.S. withholding tax of 30% on payments to certain foreign entities of U.S.-source dividends and the gross proceeds from dispositions of shares that produces U.S.-source dividends, unless various U.S. information reporting and due diligence requirements that are different from, and in addition to, the beneficial owner certification requirements described above have been satisfied. To avoid withholding under these provisions, certain Non-U.S. Shareholders may need to enter into information-sharing agreements with the IRS in which they agree to identify and report information to the IRS each year on their U.S. accounts and withhold on “passthrough payments” to certain accountholders or owners who do not provide information or comply with the FATCA requirements. Non-U.S. Shareholders should consult their tax advisers regarding the effect, if any, of this legislation on their ownership and sale or disposition of Shares.

Non-U.S. Shareholders should consult their own tax advisers with respect to the U.S. federal income tax and withholding tax, and state, local and foreign tax consequences of an investment in Shares.

(5)	Failure to Qualify as a RIC

If the Fund were unable to qualify for treatment as a RIC, the Fund would be subject to U.S. federal income tax on all of its net taxable income at regular corporate rates. The Fund would not be able to deduct distributions to shareholders, nor would they be required to be made. Distributions would generally be taxable to non-corporate shareholders as ordinary dividend income eligible for the reduced rates of U.S. federal income tax to the extent of the Fund’s current and accumulated earnings and profits. Subject to certain limitations under the Code, corporate U.S. Shareholders would be eligible for the dividends received deduction. Distributions in excess of the Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholder’s tax basis, and any remaining distributions would be treated as a capital gain. If the Fund were to fail to meet the RIC requirements in its first taxable year or, with respect to later years, for more than two consecutive years, and then to seek to requalify as a RIC, the Fund would be required to recognize gain to the extent of any unrealized appreciation in its assets unless the Fund made a special election to pay corporate-level tax on any such unrealized appreciation recognized during the succeeding ten year period.

(6)	Recognition of Uncertain Tax Positions

ASC 740, “Income Taxes” (in part formerly known as “FIN 48”), which is part of US GAAP, provides guidance on the recognition of uncertain tax positions. ASC 740 may require an entity reporting in accordance with U.S. GAAP to reserve a liability for income taxes on its books. ASC 740 prescribes the minimum recognition threshold that a tax position is required to meet before being recognized in an entity’s financial statements. It also provides guidance on recognition, measurement, classification and interest and penalties with respect to tax positions. A prospective investor should be aware that, among other things, ASC 740 could have a material adverse effect on the periodic calculations of the NAV of the Fund (or of a Pooled Investment Vehicle in which the Fund has an interest), including reducing the net asset value of the Fund (or the Pooled Investment Vehicle) to reflect reserves for income taxes that may be payable in respect of current and/or prior periods by the Fund (or the Pooled Investment Vehicle). This could cause benefits or detriments to certain shareholders, depending upon the timing of their entry and exit from the Fund.

(7)	Foreign Taxes

The Fund may directly invest in foreign securities. The Fund may also indirectly invest in foreign securities through its interests in Pooled Investment Vehicles organized within and outside the U.S. It is possible that certain dividends, interest or other income received by the Fund, from these direct and indirect interests in foreign securities may be subject to foreign withholding or other taxes. In addition, the Fund by purchasing and redeeming interests in Pooled Investment Vehicles organized outside of the U.S. may also be subject to taxes in some of the foreign countries where it purchases and sells such interests. Tax treaties may reduce or eliminate such taxes.

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CERTAIN ERISA CONSIDERATIONS

Persons who are fiduciaries with respect to assets subject to ERISA or a plan or other arrangement such as an IRA or Keogh plan subject to Section 4975 of the Code (collectively, the “Plans”) should consider, among other things, the matters described below in determining whether to cause the Plan to invest in the Fund.

ERISA imposes general and specific responsibilities on persons who are “fiduciaries” for purposes of ERISA with respect to a Plan, including the duty of prudence, the suitable allocation of assets within and across different asset classes, the avoidance of prohibited transactions and other standards. In determining whether a particular investment is appropriate for a Plan, a fiduciary of a Plan must comply with rules adopted by the Department of Labor (the “DOL”), which administers the fiduciary provisions of ERISA. Under those rules, the fiduciary of a Plan must: (1) give appropriate consideration to, among other things, the role that the investment plays in the Plan’s portfolio, taking into account whether the investment is designed reasonably to further the Plan’s purposes; (2) examine the risk and return factors associated with the investment; (3) assess the portfolio’s composition with regard to the suitable allocation of assets within and across different asset classes, as well as the liquidity and current return of the total portfolio relative to the anticipated cash flow needs of the Plan; (4) evaluate income tax consequences of the investment and the projected return of the total portfolio relative to the Plan’s funding objectives; and (5) consider limitations imposed by ERISA on the fiduciary’s ability to delegate fiduciary responsibilities to other parties.

Before investing the assets of a Plan in the Fund, a fiduciary should determine whether such an investment is consistent with his, her or its fiduciary responsibilities as set out in the DOL’s regulations. The fiduciary should, for example, consider whether an investment in the Fund may be too illiquid or too speculative for its Plan, and whether the assets of the Plan would be suitably allocated within and across different asset classes if the investment is made. If a fiduciary of a Plan breaches his, her or its responsibilities with regard to selecting an investment or an investment course of action for the Plan, the fiduciary may be held personally liable for losses incurred by the Plan as a result of the breach.

Regulations promulgated by the DOL provide that, because the Fund is registered as an investment company under the 1940 Act, the underlying assets of the Fund will not be considered to be “plan assets” of Plans investing in the Fund for purposes of ERISA’s fiduciary responsibility and prohibited transaction rules. As a result, (1) neither the Adviser nor the respective managers of the Pooled Investment Vehicles in which the Fund may invest will be fiduciaries with respect to those Plans within the meaning of ERISA, such that these parties will not be subject to ERISA’s fiduciary standards described above in their activities and (2) transactions involving the assets and investments of the Fund will not be subject to the provisions of ERISA or Section 4975 of the Code, which might otherwise constrain the management of these entities.

The Fund will require a Plan proposing to invest in the Fund to represent: that it, and any fiduciaries responsible for its investments, are aware of and understand the Fund’s investment objective, policies and strategies; and that the decision to invest Plan assets in the Fund was made with appropriate consideration of relevant investment factors with regard to the Plan and is consistent with the duties and responsibilities imposed upon fiduciaries with regard to their investment decisions under ERISA.

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Certain prospective Plan investors may currently maintain relationships with the Adviser or with other entities that are affiliated with the Adviser. The Adviser and its affiliates may be deemed to be a party in interest or disqualified person (as defined in ERISA and the Code, respectively) to and/or a fiduciary of any Plan to which it provides investment management, investment advisory or other services. ERISA and the Code prohibit Plan assets to be used for the benefit of a party in interest and also prohibit a Plan fiduciary from using its position to cause the Plan to make an investment from which it or certain third parties in which the fiduciary has an interest would receive a fee or other consideration. Plan investors should consult with counsel to determine if participation in the Fund is a transaction that is prohibited by ERISA or the Code. Prior to a Plan’s investment in the Fund, each Fiduciary of the Plan that is responsible for the Plan’s investments will be required to execute a subscription document on behalf of the Plan and to personally represent that:

●	each Fiduciary is a “fiduciary” of such Plan within the meaning of Section 4975(e)(3) of the Code or other comparable non-ERISA laws and such person is authorized to execute the subscription document on behalf of the Plan;
●	the decision to invest in the Fund was made by each Fiduciary independent of the Adviser and the Adviser’s affiliates, and each Fiduciary has not relied on any individualized advice or recommendation of the Adviser, or the Adviser’s affiliates, as a primary basis for the decision to invest in the Fund;
●	the investment of Plan assets in the Fund is consistent with the provisions of the Plan, the Plan’s investment guidelines, if any, and all other documents that govern the Plan’s investments;
●	each Fiduciary responsible for the Plan’s investments has executed the subscription document;
●	each Fiduciary is: (1) responsible for the decision to invest in the Fund; and (2) qualified to make such investment decision;
●	the decision to invest the Plan’s assets in the Fund was made with appropriate consideration of relevant investment factors with regard to the Plan and is consistent with the duties and responsibilities imposed upon fiduciaries with regard to their investment decisions under ERISA and other applicable laws;
●	the purchase of Share(s) by the Plan will not result in a non-exempt prohibited transaction under ERISA or Section 4975 of the Code; and
●	unless otherwise indicated in writing to the Fund, the Plan is not a participant-directed defined contribution plan.

The provisions of ERISA and Section 4975 of the Code are subject to extensive and continuing administrative and judicial interpretation and review. The discussion contained in this SAI, is, of necessity, general and may be affected by future publication of DOL regulations and rulings. Potential Plan investors should consult with their legal advisers regarding the consequences under ERISA and the Code of the acquisition and ownership of Shares.

VALUATION OF ASSETS

The Board has approved procedures pursuant to which the Fund will value its interests in Portfolio Investments at fair value (the “Valuation Procedures”). Under these procedures, the Adviser is responsible for determining the fair value of each interest in a Portfolio Investment as of each date upon which each class calculates its NAV (the “NAV Date”). The Valuation Procedures require the Adviser to consider all relevant information when assessing and determining the fair value of the Fund’s interest in a Portfolio Investment and to make all fair value determinations in good faith. All fair value determinations made by the Adviser are subject to the review and supervision of the Board through its Valuation Committee. The Board’s Valuation Committee will be responsible for ensuring that the valuation process utilized by the Adviser is fair to the Fund and consistent with applicable regulatory guidelines.

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As a general matter, the fair value of the Fund’s interest in a Portfolio Investment will represent the amount that the Fund could reasonably expect to receive if the Fund’s interest in the Portfolio Investment was redeemed as of the NAV Date. In accordance with the Valuation Procedures, fair value of the Fund’s interest in a Portfolio Investment as of a NAV Date will ordinarily be the most recent NAV reported by the Portfolio Investment’s manager or a third-party administrator. In the event that the last reported NAV of a Portfolio Investment is not as of the NAV Date, the Adviser may use other information that it believes should be taken into consideration in determining the Portfolio Investment’s fair value as of the NAV Date including benchmark or other triggers to determine any significant market movement that has occurred between the effective date of the most recent NAV reported by the Portfolio Investment and the NAV Date. Any values reported as estimated or final values will reasonably reflect market values of securities for which market quotations are available or fair value as of the date the Fund determines its NAV.

Prior to investing in a Portfolio Investment, the Adviser will conduct a due diligence of the valuation process utilized by the Portfolio Investments, its management, and where applicable, its third party administrator to confirm that the valuation process employed by the Portfolio Investment includes the use of market values where available and the principles of fair value that the Adviser reasonably believes to be consistent with those used by the Fund to value its own investments. Although the Adviser reviews each Portfolio Investment’s valuation principals, neither the Adviser, nor the Board’s Valuation Committee will be able to confirm the accuracy of the NAV information provided by a Portfolio Investment (which are unaudited except for the NAV calculation as of fiscal year end).

Each Pooled Investment Vehicle in which the Fund invests will typically make available NAV information to its investors which represents the price at which, even in the absence of redemption activity, the Pooled Investment Vehicle would have effected a redemption if any such requests had been timely made or if, in accordance with the terms of the Pooled Investment Vehicle’s governing documents, it would be necessary to effect a mandatory redemption. The valuations reported by the Pooled Investment Vehicles and upon which the Fund calculates the NAV of each class may be subject to later adjustment based on information reasonably available at that time. For example, fiscal year-end NAV calculations of the Pooled Investment Vehicles are audited by those vehicle’s independent auditors and may be revised as a result of such audits. Other adjustments may occur from time to time. Such adjustments or revisions, whether increasing or decreasing the NAV of a class, because they relate to information available only at the time of the adjustment or revision, will not affect the amount of the repurchase proceeds of the Fund received by shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations adversely affect the NAV of a class, the outstanding Shares of that class will be adversely affected by prior repurchases to the benefit of shareholders of that class who had their Shares repurchased at a NAV per Share higher than the adjusted amount.

Conversely, any increases in the NAV per Share of a class resulting from such subsequently adjusted valuations will be entirely for the benefit of the outstanding Shares of that class and to the detriment of shareholders of that class who previously had their Shares repurchased at a NAV per Share lower than the adjusted amount. The same principles apply to the purchase of Shares. New shareholders may be affected in a similar way.

To the extent the Adviser invests the assets of the Fund in securities or other instruments for which market quotations are readily available, the Fund will generally value such assets as described below. Securities traded or dealt in one or more securities exchanges and not subject to restrictions against resale in the market are generally valued at the last quoted sale on the primary exchange on which the securities are traded, or in the absence of a sale, at the mean of the last bid and asked prices. Securities not traded on any securities exchange for which over-the-counter market quotations are readily available shall be valued at the mean of the last bid and asked prices. Debt securities may also be valued based on broker/dealer supplied quotations or pursuant to matrix pricing provided by a Board approved pricing service. Matrix pricing is a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost. Redeemable securities issued by a registered open-end investment company will be valued at the investment company’s NAV per share. If market quotations are not readily available or deemed to be unreliable by the Adviser, securities and other assets will be valued at fair value by the Adviser as determined in good faith in accordance with the Valuation Procedures.

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In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for an asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold. In such circumstances, the Adviser will reevaluate its fair value methodology for such securities to determine what, if any, adjustments should be made to the methodology.

Foreign securities are priced in their local currencies as of the close of their primary exchange or market or as of the close of the Exchange, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange on the NAV Date as provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the times as of which determination of such values or exchange rates are made and the time as of which the NAV of a class is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities may be valued at fair value as determined in good faith in accordance with procedures approved by the Fund’s Board.

Expenses of the Fund, including the Adviser’s management fees and the costs of any borrowings, are accrued on a monthly basis on the day that the NAV is calculated and are taken into account for the purpose of determining the NAV of each class.

Prospective shareholders should be aware that situations involving uncertainties as to the value of Fund positions could have an adverse effect on the NAV of each class if the value judgments of the Adviser or the respective managers of Pooled Investment Vehicles in which the Fund invests should prove incorrect. Also, Pooled Investment Vehicles will only provide determinations of their NAV on a periodic basis, typically monthly. Consequently, it may not be possible to determine the NAV of a class more frequently.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND LEGAL COUNSEL

[__] (the “Auditor”) serves as the independent registered public accounting firm of the Fund. Its principal business address is [__]. The Auditor audits the annual financial statements of the Fund and provides the Fund with an audit opinion.

Thompson Hine LLP serves as Counsel to the Independent Trustees and Legal Counsel of the Fund. Its principal business address is 41 South High Street, Suite 1700, Columbus, Ohio 43215.

SUMMARY OF DECLARATION OF TRUST

The following is a summary description of additional items and of select provisions of the Declaration of Trust that are not described elsewhere in this SAI or in the Prospectus. The description of such items and provisions is not definitive and reference should be made to the complete text of the form of Declaration of Trust a copy of which is included as an exhibit to the Trust’s Registration Statement filed with the SEC.

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(1)	Liability of Shareholders

Under Delaware law and the Declaration of Trust, a shareholder will not be liable for the debts, obligations, liabilities and expenses of the Fund solely by reason of being a shareholder, except that the shareholder may be obligated to reimburse the Fund pursuant to the Declaration of Trust to repay any funds wrongfully distributed to the shareholder. The Trustees have no power to bind any shareholder personally or to call upon any shareholder for the payment of any sum of money or assessment whatsoever other than such as the shareholder may from time to time personally agree to pay pursuant to the terms of the Declaration of Trust or by way of subscription for Shares or otherwise.

(2)	Duty of Care

The Declaration of Trust provides that neither the Trustees nor the officers of the Fund shall be liable to the Fund or any of its shareholders for any loss or damage occasioned by any act or omission in the performance of their respective services as such in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. The Declaration of Trust also contains provisions for the indemnification, to the extent permitted by law, of the Trustees and the officers by the Fund, but not by the shareholders individually, against any liability and expense to which any of them may be liable which arises in connection with the performance of their activities on behalf of the Fund. A Trustee will not be personally liable to any shareholder for the repayment of any balance in such shareholder’s account or for investments by such shareholder in the Fund or by reason of any change in the federal or state income tax laws applicable to the Fund or its shareholders. The rights of indemnification and exculpation provided under the Declaration of Trust do not provide for indemnification of a Trustee for any liability, including liability under federal securities laws that, under certain circumstances, impose liability even on persons that act in good faith, to the extent, but only to the extent, that such indemnification would be in violation of applicable law.

(3)	Term, Dissolution and Liquidation

The Fund shall continue without limitation of time but subject to the following provisions. The Board may without shareholder approval (unless such approval is required by the 1940 Act) in dissolution of the Fund or a class thereof liquidate, reorganize or dissolve the Fund or the class in any manner or fashion not inconsistent with applicable law, including, without limitation:

●	Sell and convey all or substantially all of the assets of the Fund or any class to another trust, partnership, limited liability company, association or corporation or other entity, or to a separate series or class of shares thereof, organized under the laws of any state or jurisdiction, for adequate consideration which may include the assumption of all outstanding obligations, taxes and other liabilities, accrued or contingent, of the Fund or any class and which may include shares of beneficial interest, stock or other ownership interests of such trust, partnership, limited liability company, association or corporation or of a series thereof; or

●	At any time sell and convert into money all of the assets of the Fund or any class.

Following a sale or conversion in accordance with the foregoing, and upon making reasonable provision, in the determination of the Board, for the payment of all liabilities of the Fund or the affected class as required by applicable law, by such assumption or otherwise, the shareholders of each class involved in such sale or conversion shall be entitled to receive, as a class, when and as declared by the Board, the excess of the assets belonging to the Fund that are allocated to such class over the liabilities belonging to the Fund that are allocated to such class. The assets so distributable to the shareholders of any particular class shall be distributed among such shareholders of that class in proportion to the number of Shares held by them and recorded on the books of the Fund.

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Upon completion of the distribution of the remaining proceeds or the remaining assets as provided above, the Fund (in the case of a sale or conversion of the Fund as a whole) shall terminate and the Board and the Fund or any affected class shall be discharged of any and all further liabilities and duties under the Declaration of Trust and the right, title and interest of all parties with respect to the Fund or affected class shall be cancelled and discharged.

(4)	Merger, Consolidation, Incorporation

The Board, in order to change the form of organization and/or domicile of the Fund, may, without prior shareholder approval: (i) cause the Fund to merge or consolidate with or into one or more trusts, partnerships, limited liability companies, associations or corporations which is or are formed, organized or existing under the laws of a state, commonwealth, possession or colony of the United States, or (ii) cause the Fund to incorporate under the laws of Delaware. Any other merger or consolidation of the Fund shall, in addition to the approval of the Trustees, require a majority shareholder vote (67% or more of the shares present at a meeting called to vote on the merger or consolidation if the holders of more than 50% of the outstanding shares are present or represented by proxy or 50% of the outstanding shares, whichever is less) except as otherwise permitted by the 1940 Act or other applicable laws and regulations.

(5)	Voting

Each shareholder has the right to cast a number of votes equal to the number of Shares held by such shareholder at a meeting of shareholders called by the Board. The shareholders shall have power to vote only: (a) for the election of one or more Trustees in order to comply with the provisions of the 1940 Act (including Section 16(a) thereof); (b) with respect to any contract entered into pursuant to Article V of the Declaration of Trust to the extent required by the 1940 Act; (c) with respect to termination of the Fund or any class to the extent required by applicable law; and (d) with respect to such additional matters relating to the Fund as may be required by the Declaration of Trust, the By-laws, or any registration of the Fund as an investment company under the 1940 Act or as the Board may consider necessary or desirable.

Except for the exercise of their voting privileges, shareholders in their capacity as such are not entitled to participate in the management or control of the Fund’s business, and may not act for or bind the Fund.

(6)	Reports to Shareholders

The Fund will furnish to shareholders as soon as practicable after the end of each taxable year such information as is necessary for such shareholders to complete federal and state income tax or information returns, along with any other tax information required by law. The Fund will send a semi-annual and an audited annual report to shareholders within 60 days after the close of the period for which it is being made, or as otherwise required by the 1940 Act.

(7)	Fiscal Year and Tax Year End

For accounting purposes, the Fund’s fiscal year is the 12-month period ending on March 31. The Fund’s tax year end will be the twelve (12) month period ending September 30.

FUND ADVERTISING AND SALES MATERIAL

Advertisements and sales literature relating to the Fund and reports to shareholders may include quotations of investment performance. In these materials, the Fund’s performance will normally be portrayed as the net return to an investor in the Fund during each month or quarter of the period for which investment performance is being shown. Cumulative performance and year-to-date performance computed by aggregating quarterly or monthly return data may also be used. Investment returns will be reported on a net basis, after all fees and expenses. Other methods may also be used to portray the Fund’s investment performance. The Fund’s investment performance will vary from time to time, and past results are not necessarily representative of future results.

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Comparative performance information, as well as any published ratings, rankings and analyses, reports and articles discussing the Fund, may also be used to advertise or market the Fund, including data and materials prepared by recognized sources of such information. Such information may include comparisons of the Fund’s investment performance to the performance of recognized market indices, risk measurement criteria and other information related to the portfolio’s performance. Comparisons may also be made to economic and financial trends and data that may be useful for investors to consider in determining whether to invest in the Fund.

FINANCIAL STATEMENTS

The Pre-IPO and Growth Fund
Financial Statements
[__], 2025

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EXHIBIT A

THE PRE-IPO AND GROWTH FUND PROXY VOTING POLICY

[__], 2025

I.	INTRODUCTION

The Pre-IPO and Growth Fund (the “Fund”) is the beneficial owner of its portfolio securities. Accordingly, the Fund’s Board of Trustees (the “Board”), acting on behalf of the Fund, has the right and the fiduciary obligation to vote proxies relating to the Fund’s portfolio securities in a manner consistent with the best interests of the Fund and its shareholders. Accordingly, the Board has adopted these Proxy Voting Policies and Procedures with respect to voting proxies relating to portfolio securities held by the Fund (these “Policies and Procedures”).

II.	POLICY

A.	DELEGATION TO THE INVESTMENT ADVISER.

1. The policy of the Fund is to delegate the responsibility for voting proxies relating to portfolio securities held by the Fund to the Fund’s investment adviser (the “Adviser”) as a part of the Adviser’s general management of the Fund, subject to the Board’s continuing oversight.

2. The policy of the Fund is also to adopt the policies and procedures used by the Adviser to vote proxies relating to portfolio securities held by its clients, including the Fund (the “Adviser’s Policies and Procedures”).

3. The Adviser shall periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of the Fund, both as a result of the employee’s personal relationships and due to circumstances that may arise during the conduct of the Adviser’s business, and (ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

4. The Adviser shall be responsible for coordinating the delivery of proxies by the Fund’s custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion.

III.	FIDUCIARY DUTY

The Adviser is a fiduciary to the Fund and must vote proxies in a manner consistent with the best interest of the Fund and its shareholders.

IV.	PROXY VOTING PROCEDURES

A.	ANNUAL PRESENTATION OF PROXY VOTING POLICIES TO THE BOARD. At least annually, the Adviser shall present to the Board for its review the Adviser’s Policies and Procedures. In addition, the Adviser shall notify the Board promptly of material changes to the Adviser’s Policies and Procedures.

B.	ANNUAL PRESENTATION OF PROXY VOTING RECORD TO THE BOARD. At least annually, the Adviser shall provide to the Board a record of each proxy voted with respect to portfolio securities held by the Fund during the year. With respect to those proxies that the Adviser has identified as involving a conflict of interest, the Adviser shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy. For this purpose, a “conflict of interest” shall be deemed to occur when the Adviser, the Fund’s principal underwriters, or an affiliated person of the Adviser or a principal underwriter has a financial interest in a matter presented by a proxy to be voted on behalf of the Fund, other than the obligation the Adviser incurs as investment adviser to the Fund, which may compromise the Adviser’s independence of judgment and action in voting the proxy.

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C.	RESOLUTION OF CONFLICTS OF INTEREST. Where a proxy proposal raises a material conflict of interest between the interests of the Adviser, the Fund’s principal underwriter, or an affiliated person of the Fund, the Adviser or a principal underwriter and that of the Fund, the Adviser shall resolve such conflict in the manner described below.

1.	Vote in Accordance with a Predetermined Specific Policy. To the extent that the Adviser’s Policies and Procedures include a pre-determined voting policy for various types of proposals and the Adviser has little or no discretion to deviate from such policy with respect to the proposal in question, the Adviser shall vote in accordance with such pre-determined voting policy.

2.	Notify and Obtain Consent of the Board. To the extent that the Adviser’s Policies and Procedures include a pre-determined voting policy for various proposals and the Adviser has discretion to deviate from such policy, or the Adviser’s Policies and Procedures do not include pre-determined policies, the Adviser shall disclose the conflict to the Board and obtain the Board’s consent to the proposed vote prior to voting on such proposal.

a.	Detailed Disclosure to the Board. To enable the Board to make an informed decision regarding the vote in question, such disclosure to the Board shall include sufficient detail regarding the matter to be voted on and the nature of the conflict. When the Board does not respond to such a conflict disclosure request or denies the request, the Adviser shall abstain from voting the securities held by the Fund.

b.	Use of Independent Third Party. To the extent there is a conflict of interest between the Adviser, the Fund’s principal underwriters, or an affiliated person of the Adviser or a principal underwriter and the Fund and the Adviser notifies the Board of such conflict, the Board may vote the proxy in accordance with the recommendation of an independent third party.

V.	REVOCATION OF AUTHORITY TO VOTE

The delegation by the Board of the authority to vote proxies relating to portfolio securities held by the Fund may be revoked by the Board, in whole or in part, at any time.

VI.	ANNUAL FILING OF PROXY VOTING RECORD

The Fund shall file an annual report of each proxy voted with respect to portfolio securities held by the Fund during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.

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VII.	PROXY VOTING DISCLOSURES

A.	The Fund shall include in its registration statement:

1. A description of these Policies and Procedures and of the Adviser’s Policies and Procedures; and

2. A statement disclosing that information regarding how the Fund voted proxies relating to portfolio securities held by the Fund during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling the Fund’s toll-free telephone number or through a specified Internet address or both and on the SEC website.

B.	The Fund shall include in its Annual and Semi-Annual Reports to shareholders:

1. A statement that a description of these Policies and Procedures is available without charge, upon request, by calling the Fund’s toll-free telephone number or through a specified Internet address or both and on the SEC website.

2. A statement that information regarding how the Fund voted proxies relating to portfolio securities held by the Fund during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Fund’s toll-free telephone number or through a specified Internet address or both and on the SEC website.

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EXHIBIT B

ABS INVESTMENT MANAGEMENT LLC PROXY VOTING PROCEDURES

Generally

Pursuant to Rule 206(4)-6 of the Advisers Act, registered investment advisers who have voting authority with respect to clients’ securities are required to adopt and implement policies and procedures for voting proxies, disclose those policies and procedures to their clients and disclose how clients may obtain information about how the adviser has voted proxies. The Firm does not exercise voting authority over traditional proxies typically sent to shareholders of listed equity securities, however from time to time it may receive requests to vote on a matter or provide consent to an underlying hedge fund. In such instances the Adviser will respond (in most instances through its custodian) in the best interest of its clients and to the extent the vote poses a conflict, the Adviser may seek a third party to cast the vote in its place. Any such request would be approved by a managing member of the Adviser and delivered. Documents will be kept electronically at the Adviser’s office or at the custodian.

Voting Guidelines. All proxies are considered and voted on a case-by-case basis. The Adviser attempts to consider all factors relevant to a proxy proposal including the potential impact on the value and liquidity of the investment, the anticipated costs and benefits, and related customary industry and business practices. The Adviser, on occasion, may determine to abstain from voting a proxy or a specific proxy item when it concludes that the potential benefit of voting is outweighed by the cost or when it is not in a client’s best interest to vote. When a client has authorized the Adviser to vote proxies on its behalf, the Adviser will generally not accept instructions from the client regarding how to vote proxies.

Proxy Voting Process. All proxy materials will be delivered to the Adviser for logging by operations personnel and consideration for voting. The Adviser’s portfolio managers shall vote the proxies and the operations personnel will return all proxies materials and related voting instructions (“Proxy Materials”) to the applicable fund custodian(s) for submission to the investment fund(s) requesting the proxies.

To track the voting process, the Adviser shall maintain a log that reflects pertinent information on the proxies including, the client that received the proxy, the date submitted to the applicable custodian and how the Adviser voted.

Conflicts of Interest. When evaluating a proxy request, the portfolio management team shall consider any potential conflicts of interest that may result with respect to voting the proxy on behalf of an investment fund client. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Adviser’s decision-making in voting the proxy. A conflict of interest shall also be deemed material in the event that the issuer that is the subject of the proxy request or any executive officer of that issuer has a client relationship with the Adviser. All other materiality determinations will be based on an assessment of the particular facts and circumstances. If it is determined that a conflict of interest is not material, the Adviser may vote proxies notwithstanding the existence of the conflict. If the Adviser determined that a material conflict of interest exists, including those between the interests of the Adviser, an investment fund’s principal underwriter, or an affiliated person of the investment fund, the Adviser or a principal underwriter and that of the investment fund, the Adviser shall submit the proxy request to the investment fund for voting instructions.

Disclosure of Proxy Voting Procedures and Record. A general description of these proxy voting procedures will be included in the Adviser’s Form ADV. The Adviser shall provide a copy of these procedures as well as the Adviser’s proxy voting record with respect to securities held in a client account to any client upon request.

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Recordkeeping. The Adviser shall maintain the following records relating to proxy voting: (1) a copy of these policies and procedures; (2) a copy of each proxy form (as voted); (3) a copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote; (4) documentation relating to the identification and resolution of conflicts of interest; (5) any documents created by the Adviser that were material to a proxy voting decision or that memorialized the basis for that decision; and (6) a copy of each written client request for information on how the Adviser voted proxies on behalf of the client, and a copy of any written response by the Adviser to any (written or oral) client request for information on how the Adviser voted proxies on behalf of the requesting client.

Such records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the Adviser’s office. In lieu of keeping copies of proxy statements, the Adviser may rely on proxy statements filed on the EDGAR system as well as on third party records of proxy statements and votes cast if the third party provides an undertaking to provide the documents promptly upon request.

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PART C. OTHER INFORMATION

Item 25.	Financial Statements and Exhibits.

1.	Financial Statements:

Part A: None.

Part B: To be identified by subsequent amendment.

2.	Exhibits:

(a) (1) Certificate of Trust[1]
	(2)	Agreement and Declaration of Trust[1]

(b)	Bylaws[1]

(c)	None.

(d)	See Item 25(2)(a)(2) and Item 25(2)(b).

(e)	None.

(f)	None.

(g)	(1)	Investment Advisory Agreement between the Registrant and ABS Investment Management LLC (the "Adviser")[2]

	(2)	Expense Limitation Agreement between the Registrant and the Adviser[2]

(h)	(1)	Distribution Agreement between the Registrant and [__] (the "Distributor")[2]

	(2)	Form of Selling Agreement[2]

(i)	None.

(j)		Custody Agreement between the Registrant and [__][2]

(k)	(1)	Fund Transfer Agent Agreement between Registrant and [__][2]

	(2)	Fund Administration Servicing Agreement between Registrant and [__][2]

	(3)	Fund Accounting Servicing Agreement between Registrant and [__][2]

(l)		Opinion and Consent of Thompson Hine LLP[2]

(m)	Not Applicable.

(n)	Consent of Independent Registered Public Accounting Firm[2]

(o)	None.

(p)	Initial Capital Agreement[2]

(q)	Not Applicable.

(r)	(1) Code of Ethics of the Registrant[2]
(2) Code of Ethics of the Adviser[2]
(3) Code of Ethics of the Distributor[2]

(s)	Not Applicable

Other	Powers of Attorney[2]

[1]	Filed herewith.

[2]	To be filed by subsequent amendment.

Item 26.	Marketing Arrangements: None.

Item 27.	Other Expenses of Issuance and Distribution:

SEC Registration Fees	$[_]
FINRA Fees	$[_]
State Bluesky Fees	$[_]
Legal Fees	$[_]
Accounting Fees	$[_]
Printing Fees	$[_]
Rating Agency Fees	$[_]
Total	$[_]

Item 28.	Persons Controlled by or Under Common Control with Registrant
[The Adviser, which is a Delaware limited liability company, is under common control with the Registrant. The Adviser is deemed to be controlled by ABS Global Investments LP, a Delaware limited partnership, which owns 100% of the Adviser’s interests].

Item 29.	Number of Holders of Securities as of [ ], 2025:

Title of Class	Number of Record Holders
Shares of Beneficial Interest	[_]

Item 30.	Indemnification:

Reference is made to Article VIII, Section 2 of the Registrant's Agreement and Declaration of Trust (the "Declaration of Trust"), incorporated by reference as Exhibit (a)(3) hereto, and to Section [   ] of the Registrant's Distribution Agreement, [incorporated by reference as Exhibit (h)(1) hereto]. [______]. The Registrant hereby undertakes that it will comply the indemnification provisions of the preceding agreements and Declaration of Trust and Distribution Agreement in a manner consistent with Releases 40-11330 and 40-7221 of the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"), so long as the interpretation therein of Sections 17(h) and 17(i) of the 1940 Act remains in effect.

[The Registrant maintains insurance on behalf of any person who is or was an independent trustee, officer, employee, or agent of the Registrant against certain liability asserted against and incurred by, or arising out of, his or her position. However, in no event will the Registrant pay that portion of the premium, if any, for insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify.]

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser:

Information as to the members and officers of ABS Investment Management, LLC, the Registrant's investment adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the members and officers of the Adviser in the last two years is included in ABS Investment Management LLC's application for registration as an investment adviser on Form ADV (File No. 801-62188), The Uniform Application for Investment Adviser Registration filed by ABS Investment Management LLC ("Form ADV") under the Investment Advisers Act of 1940 is incorporated herein by reference.

Item 32.	Location of Accounts and Records:

[__], the Fund's administrator, maintains certain required accounting related and financial books and records of the Registrant at [__]; the Transfer Agent, maintains certain required accounting related and financial books and records of the Registrant at [__]. [__], the Fund's custodian, maintains certain required accounting related and financial books and records of the Registrant at [__]. The other required books and records are maintained by the Adviser at 2187 Atlantic Street, Suite 604, Stamford, Connecticut 06902.

Item 33.	Management Services: Not Applicable.

Item 34.

Undertakings:

1. Not Applicable.

2. Not Applicable.

3. The Registrant undertakes:

(a) to file, during any period in which offers or sales are being made, a post-effective amendment to this Registration Statement:

(1) to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933, as amended ("Securities Act");

(2) to reflect in the prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

(3) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

(b) that, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

(c) to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

(d) that, for the purpose of determining liability under the Securities Act to any purchaser:

(1) if the Registrant is relying on Rule 430B [17 CFR 230.430B]:

(A) Each prospectus filed by the Registrant pursuant to Rule 424(b)(3) shall be deemed to be part of the registration statement as of the date the filed prospectus was deemed part of and included in the registration statement; and

(B) Each prospectus required to be filed pursuant to Rule 424(b)(2), (b)(5), or (b)(7) as part of a registration statement in reliance on Rule 430B relating to an offering made pursuant to Rule 415(a)(1)(i), (x), or (xi) for the purpose of providing the information required by Section 10(a) of the Securities Act shall be deemed to be part of and included in the registration statement as of the earlier of the date such form of prospectus is first used after effectiveness or the date of the first contract of sale of securities in the offering described in the prospectus. As provided in Rule 430B, for liability purposes of the issuer and any person that is at that date an underwriter, such date shall be deemed to be a new effective date of the registration statement relating to the securities in the registration statement to which that prospectus relates, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such effective date, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such effective date; or

(2) if the Registrant is subject to Rule 430C [17 CFR 230.430C]: each prospectus filed pursuant to Rule 424(b) under the Securities Act as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B or other than prospectuses filed in reliance on Rule 430A, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

(e) that for the purpose of determining liability of the Registrant under the Securities Act to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 424 under the Securities Act;

(2) free writing prospectus relating to the offering prepared by or on behalf of the undersigned Registrant or used or referred to by the undersigned Registrants;

(3) the portion of any advertisement pursuant to Rule 482 [17 CFR 230.482] under the Securities Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(4) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

4. Not applicable.

5. Not applicable.

6. Not applicable.

7. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any prospectus or Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford, State of Connecticut, on the 6th day of June 2025.

THE PRE-IPO AND GROWTH FUND

By:	/s/ Laurence K. Russian
Laurence K. Russian
Trustee

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following person in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Laurence K Russian	Trustee	June 6, 2025
Laurence K. Russian

EXHIBITS

(a)(1)	Certificate of Trust
(a)(2)	Agreement and Declaration of Trust
(b)	Bylaws